UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-08690
                                   ---------------------------------------------

                               The DLB Fund Group
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               (Exact name of registrant as specified in charter)

                    One Memorial Drive, Cambridge, MA 02142
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(Address of principal executive offices)                              (Zip code)


       John Deitelbaum, Counsel, One Memorial Drive, Cambridge, MA 01242
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  617-225-3800
                                                    ----------------------------

Date of fiscal year end:  10/31
                          ------------------

Date of reporting period: 04/30/03
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

         Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

                               The DLB Fund Group

                               Semi-Annual Report
                                   April 2003





















                        EXPERIENCE TO MANAGE THE FUTURE

          Table of Contents

          DLB Core Growth Fund                                    1

          DLB Value Fund                                          3

          DLB Enhanced Index Core Equity Fund                     5

          DLB Enhanced Index Growth Fund                          7

          DLB Enhanced Index Value Fund                           9

          DLB Small Capitalization Value Fund                     11

          DLB Small Company Opportunities Fund                    13

          DLB International Fund                                  15

          DLB Emerging Markets Fund                               17

          DLB Fixed Income Fund                                   19

          DLB High Yield Fund                                     21

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DLB Core Growth Fund
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Fund Investment Objective
The DLB Core Growth Fund seeks long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

--------------------------------------------------------------------------------

Fund Facts
as of April 30, 2003

Inception Date:
  January 20, 1998

Benchmark: S&P 500

Manager Tenure:
  Since Inception

Total Assets: $102.1 million

Ticker Symbol: DLBRX

Total Expense Ratio: 0.77%

Cusip #: 232941708

Portfolio Manager
James B. Gribbell, CFA
Managing Director

David L. Babson & Company-
  Since 1991

Fund Performance
The DLB Core Growth Fund returned +2.56% for the six-month period ended April 30, 2003 (the "Reporting Period"), underperforming its benchmark, the S&P 500 Index(R), which returned +4.48% for the same time period.



Market Highlights
During the first six months of the Fund's fiscal year, the equity market had mixed performance. Despite signs of a turnaround in November 2002, the prospect of war with Iraq, disappointing corporate earnings reports and a sluggish economy caused U.S. equity markets to post declines in the months of December, January and February. Following the rapid fall of the regime in Baghdad, the market's direction turned upward in March and April and by the end of the Reporting Period the S&P 500(R) had posted a positive return.

Energy was one of the better-performing sectors, as oil prices soared over $37 a barrel in March. Believing such price levels to be unsustainable, however, the Fund reduced its exposure to a market weight. Other sectors that performed well during the Reporting Period included technology and utilities.

Portfolio Highlights
During the Reporting Period, the Fund's performance was disappointing, hurt by weak stock selection in several sectors, including consumer staples and finance. The Fund reduced its exposure to financial stocks such as Capital One Financial, and steered clear of the banking arena due to weak loan growth potential. Altria (previously Philip Morris), a significant Fund holding, fell sharply over the Reporting Period.

The Fund benefited from favorable stock selection in both the information technology and health care sectors. Amgen, a biotechnology company and one of the Fund's largest holdings, advanced considerably during the Reporting Period. In the technology space, the analog semiconductor arena performed well, with Maxim Integrated Products, Linear Technology and Analog Devices posting positive returns.

Total Returns (%)
for periods ended 4/30/03

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                     11/1/02-   5/1/02-    5/1/98-   1/20/98-
                     4/30/03    4/30/03    4/30/03   4/30/03
------------------------------------------------------------
DLB Core Growth       2.56      -16.46      -5.78      -2.98

S&P 500 Index         4.48      -13.31      -2.43       0.50

Russell 1000          4.28      -14.35      -5.63      -2.49
Growth Index

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 1/20/98

                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                    DLB         Russell 1000         S&P                              DLB         Russell 1000         S&P
                Core Growth     Growth Index       500 Index                      Core Growth     Growth Index       500 Index
                -----------     ------------       ---------                      -----------     ------------       ---------
 1/19/1998     $ 100,000.00     $ 100,000.00     $ 100,000.00      9/30/2000     $ 163,491.62     $ 182,568.35     $ 154,817.95
 1/31/1998     $ 101,900.00     $ 103,217.94     $ 101,992.50     10/31/2000     $ 157,162.22     $ 173,929.63     $ 154,163.40
 2/28/1998     $ 108,900.00     $ 110,982.20     $ 109,348.71     11/30/2000     $ 138,817.69     $ 148,291.23     $ 142,009.27
 3/31/1998     $ 110,700.00     $ 115,406.42     $ 114,948.31     12/31/2000     $ 138,206.00     $ 143,599.04     $ 142,704.28
 4/30/1998     $ 114,800.00     $ 117,003.44     $ 116,104.76      1/31/2001     $ 144,631.37     $ 153,519.70     $ 147,767.28
 5/31/1998     $ 110,500.00     $ 113,684.33     $ 114,109.18      2/28/2001     $ 123,779.23     $ 127,456.36     $ 134,293.62
 6/30/1998     $ 114,200.00     $ 120,645.99     $ 118,744.17      3/31/2001     $ 112,989.47     $ 113,586.84     $ 125,786.09
 7/31/1998     $ 114,400.00     $ 119,847.40     $ 117,479.72      4/30/2001     $ 124,870.33     $ 127,952.52     $ 135,560.97
 8/31/1998     $  97,400.00     $ 101,861.19     $ 100,494.78      5/31/2001     $ 122,203.20     $ 126,069.46     $ 136,469.19
 9/30/1998     $ 104,300.00     $ 109,685.90     $ 106,932.59      6/30/2001     $ 120,869.63     $ 123,149.81     $ 133,147.71
10/31/1998     $ 112,300.00     $ 118,501.52     $ 115,630.66      7/31/2001     $ 117,475.10     $ 120,072.03     $ 131,836.98
11/30/1998     $ 121,000.00     $ 127,515.35     $ 122,638.79      8/31/2001     $ 107,533.97     $ 110,253.18     $ 123,583.77
12/31/1998     $ 131,420.66     $ 139,013.40     $ 129,705.84      9/30/2001     $  97,107.90     $  99,245.35     $ 113,604.10
 1/31/1999     $ 131,523.17     $ 147,175.99     $ 135,129.66     10/31/2001     $ 100,987.37     $ 104,452.21     $ 115,770.39
 2/28/1999     $ 124,142.29     $ 140,452.52     $ 130,929.98     11/30/2001     $ 108,261.37     $ 114,486.49     $ 124,650.71
 3/31/1999     $ 130,703.07     $ 147,849.59     $ 136,168.31     12/31/2001     $ 110,284.38     $ 114,271.33     $ 125,742.70
 4/30/1999     $ 131,830.71     $ 148,038.64     $ 141,441.46      1/31/2002     $ 110,041.73     $ 112,252.59     $ 123,907.70
 5/31/1999     $ 128,447.80     $ 143,489.03     $ 138,101.53      2/28/2002     $ 105,431.38     $ 107,594.16     $ 121,518.14
 6/30/1999     $ 134,906.07     $ 153,539.69     $ 145,765.85      3/31/2002     $ 110,284.38     $ 111,315.65     $ 126,088.32
 7/31/1999     $ 132,655.06     $ 148,659.99     $ 141,214.35      4/30/2002     $ 102,034.29     $ 102,230.59     $ 118,443.86
 8/31/1999     $ 130,604.75     $ 151,089.01     $ 140,515.70      5/31/2002     $ 100,578.39     $  99,757.34     $ 117,571.24
 9/30/1999     $ 126,196.58     $ 147,915.09     $ 136,663.62      6/30/2002     $  92,206.96     $  90,529.32     $ 109,196.69
10/31/1999     $ 132,552.54     $ 159,085.30     $ 145,311.78      7/31/2002     $  83,714.22     $  85,552.45     $ 100,684.33
11/30/1999     $ 136,960.71     $ 167,668.58     $ 148,265.68      8/31/2002     $  83,471.57     $  85,808.19     $ 101,345.38
12/31/1999     $ 148,687.26     $ 185,107.42     $ 156,997.95      9/30/2002     $  75,464.12     $  76,907.42     $  90,331.23
 1/31/2000     $ 143,323.36     $ 176,428.00     $ 149,110.00     10/31/2002     $  83,107.59     $  83,962.25     $  98,281.81
 2/29/2000     $ 161,560.62     $ 185,052.80     $ 146,287.42     11/30/2002     $  86,504.69     $  88,522.65     $ 104,066.58
 3/31/2000     $ 173,039.36     $ 198,298.10     $ 160,598.56     12/31/2002     $  83,047.67     $  82,407.84     $  97,952.92
 4/30/2000     $ 163,491.62     $ 188,862.18     $ 155,766.81      1/31/2003     $  80,129.45     $  80,408.22     $  95,386.90
 5/31/2000     $ 151,154.65     $ 179,351.79     $ 152,570.95      2/28/2003     $  79,278.31     $  80,038.96     $  93,955.73
 6/30/2000     $ 163,062.51     $ 192,944.50     $ 156,332.28      3/31/2003     $  79,521.49     $  81,528.59     $  94,867.97
 7/31/2000     $ 158,235.00     $ 184,901.10     $ 153,888.18      4/30/2003     $  85,236.34     $  87,556.56     $ 102,682.26
 8/31/2000     $ 172,181.14     $ 201,642.71     $ 163,446.86

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Top 10 Equity Holdings, April 30, 2003

                                      % of Fund Assets

Microsoft Corporation                        4.45

American International Group, Inc.           4.41

Amgen, Inc.                                  3.83

Viacom, Inc. Cl. A                           3.78

Freddie Mac                                  3.62

Pfizer, Inc.                                 3.34

Clear Channel Communication, Inc.            3.26

Medtronic, Inc.                              3.16

Berkshire Hathaway, Inc. Cl. B               2.97

Exxon Mobil Corporation                      2.84

Total                                       35.66

Sector Diversification, April 30, 2003

                 % of Fund Holdings

                                      S&P
                         Portfolio    500     Difference

Information Tech.          25.0      15.9        9.1

Financial                  19.2      20.6       -1.4

Health Care                17.8      14.9        2.9

Consumer Staples           14.6      11.8        2.8

Consumer Discr.             7.4      11.1       -3.7

Energy                      6.4       5.8        0.6

Industrials                 5.1      10.6       -5.5

Telecommunications          2.8       3.7       -0.9

Materials                   1.7       2.7       -1.0

Utilities                   0.0       2.9       -2.9

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------
Disclosure Statement
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The S&P 500 Index (R) is an index of common stocks frequently used as a general measure of stock market performance. The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index (which measures the performance of the largest 1000 U.S. incorporated companies) with higher price-to-book ratios and forecasted growth values. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Indices, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB Value Fund
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Fund Investment Objective
The DLB Value Fund seeks long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

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Fund Facts
as of April 30, 2003

Inception Date:
  July 25, 1995

Benchmark:
  Russell 1000 Value

Manager Tenure:
Mr. Maramarco:
  Since May 27, 1999
Mr. Stack:
  Since February 28, 2003

Total Assets: $63.5 million

Ticker Symbol: DLBVX

Net Expense Ratio*: 0.80%

Cusip #: 232941302


Portfolio Managers
Anthony M. Maramarco, CFA
Managing Director

David L. Babson & Company-
  Since 1996

Michael P. Stack, CFA
Managing Director

David L. Babson & Company-
  Since 2002

Putnam Investments-
  5 Years

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 0.84%.
--------------------------------------------------------------------------------

Fund Performance
The DLB Value Fund returned +1.67% for the six-month period ended April 30, 2003 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Value Index, which returned +5.25% for the same time period.

Market Highlights
During the first six months of the Fund's fiscal year, the equity market turned in mixed performance. Despite signs of a turnaround in November 2002, the prospect of war with Iraq, disappointing corporate earnings reports, and a sluggish economy caused U.S. equity markets to post declines in the months of December, January, and February. Year-to-date, however, growth stocks have generally outperformed value stocks, presumably due to investors' anticipation of an improving economic outlook. While there are signs that the economy is improving, it is doing so at a modest and slow pace.

The stocks that outperformed the market during the Reporting Period were high-beta or riskier stocks with little visible earnings. Given the Fund's conservative style and fundamental stock selection emphasis, it typically underperforms in such a market climate.


Portfolio Highlights
It was a lackluster six months for the DLB Value Fund, as disappointing performance from the financial sector and the Fund's overweight position in the producer durables sector detracted from performance. Weak performance from Lockheed-Martin and Boeing in the aerospace and defense industry also detracted meaningfully from Reporting Period results. Additionally, Tenet Healthcare, a small holding in the Fund before it was liquidated from the portfolio in November, declined sharply as it came under government investigation for allegedly overstating Medicare reimbursements.

The Fund's overweight positions in the materials and processing and consumer staples sectors added to the Fund's performance, and the Fund benefited from specific stock selection in both of these areas. The Fund's leading performance contributor over the Reporting Period was Rite Aid, a drug retailer. Other notable performers included Student Loan Corp. and Dow Chemical.

Total Returns (%)
for periods ended 4/30/03

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                     11/1/02-   5/1/02-    5/1/98-   7/25/95-
                     4/30/03    4/30/03    4/30/03   4/30/03
------------------------------------------------------------
DLB Value             1.67      -16.79      -2.21       7.54

Russell 1000          5.25      -13.01      -0.49       9.61
Value Index

S&P 500 Index         4.48      -13.31      -2.43       8.37

S&P 500/              5.36      -14.62      -2.49       7.64
Barra Value Index

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/25/95


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                                            S&P         Russell                                                S&P         Russell
                DLB           S&P        500/Barra       1000                      DLB           S&P        500/Barra       1000
             Value Fund    500 Index    Value Index   Value Index               Value Fund    500 Index    Value Index   Value Index
             ----------    ---------    -----------   -----------               ----------    ---------    -----------   -----------
 7/24/1995  $100,000.00   $100,000.00   $100,000.00   $100,000.00   6/30/1999  $201,918.81   $265,130.52   $232,635.30   $242,826.26
 7/31/1995  $100,800.00   $101,009.50   $101,031.00   $100,973.98   7/31/1999  $195,301.73   $256,851.89   $225,482.44   $235,717.15
 8/31/1995  $100,700.00   $101,263.47   $101,893.99   $102,400.96   8/31/1999  $189,510.45   $255,581.13   $219,770.52   $226,968.68
 9/30/1995  $104,300.00   $105,537.01   $105,438.07   $106,104.04   9/30/1999  $178,543.98   $248,574.66   $211,171.60   $219,037.09
10/31/1995  $102,100.00   $105,159.76   $103,796.22   $105,050.66  10/31/1999  $183,719.16   $264,304.64   $223,092.80   $231,644.27
11/30/1995  $106,800.00   $109,776.14   $109,236.59   $110,371.02  11/30/1999  $179,652.94   $269,677.41   $221,785.15   $229,832.61
12/31/1995  $108,185.50   $111,890.63   $112,264.14   $113,145.08  12/31/1999  $179,352.47   $285,560.37   $230,118.45   $230,942.30
 1/31/1996  $110,435.10   $115,698.97   $115,625.16   $116,670.34   1/31/2000  $166,531.84   $271,213.14   $222,796.73   $223,408.25
 2/29/1996  $113,400.49   $116,771.67   $116,709.21   $117,552.90   2/29/2000  $149,483.13   $266,079.20   $208,876.07   $206,810.01
 3/31/1996  $116,877.15   $117,895.62   $119,441.17   $119,551.29   3/31/2000  $170,487.14   $292,109.44   $230,655.97   $232,043.47
 4/30/1996  $118,308.72   $119,633.85   $120,657.16   $120,010.80   4/30/2000  $172,123.82   $283,321.08   $229,113.56   $229,343.20
 5/31/1996  $121,376.36   $122,719.13   $122,475.76   $121,511.71   5/31/2000  $177,579.41   $277,508.18   $229,828.31   $231,761.17
 6/30/1996  $120,660.58   $123,187.30   $121,884.57   $121,611.10   6/30/2000  $169,396.02   $284,349.58   $220,749.06   $221,169.00
 7/31/1996  $116,468.13   $117,744.86   $116,742.46   $117,014.97   7/31/2000  $173,896.88   $279,904.07   $225,166.08   $223,938.80
 8/31/1996  $120,251.56   $120,228.60   $119,965.46   $120,361.43   8/31/2000  $182,353.05   $297,290.16   $240,264.03   $236,399.10
 9/30/1996  $124,034.98   $126,995.64   $125,103.55   $125,145.86   9/30/2000  $180,034.42   $281,595.21   $240,205.39   $238,563.86
10/31/1996  $125,057.53   $130,498.28   $129,338.48   $129,984.73  10/31/2000  $187,263.08   $280,404.65   $244,692.09   $244,423.80
11/30/1996  $134,873.98   $140,362.25   $139,232.77   $139,410.24  11/30/2000  $186,853.91   $258,297.76   $232,168.29   $235,351.17
12/31/1996  $134,136.73   $137,580.99   $136,954.35   $137,631.62  12/31/2000  $196,226.04   $259,561.90   $244,114.62   $247,142.25
 1/31/1997  $139,810.51   $146,176.43   $143,266.56   $144,303.55   1/31/2001  $195,669.37   $268,770.89   $254,421.06   $248,092.77
 2/28/1997  $142,165.67   $147,322.08   $144,308.48   $146,423.80   2/28/2001  $196,086.88   $244,263.92   $237,557.56   $241,193.87
 3/31/1997  $136,920.10   $141,268.86   $139,367.65   $141,159.39   3/31/2001  $190,798.51   $228,789.75   $228,182.11   $232,670.88
 4/30/1997  $139,382.30   $149,702.40   $144,592.78   $147,089.60   4/30/2001  $201,931.91   $246,569.09   $243,661.10   $244,081.45
 5/31/1997  $147,411.24   $158,816.81   $153,662.20   $155,306.38   5/31/2001  $204,576.09   $248,221.02   $246,210.11   $249,564.35
 6/30/1997  $152,763.86   $165,932.13   $159,536.43   $161,968.83   6/30/2001  $203,323.58   $242,179.66   $238,236.39   $244,029.32
 7/31/1997  $166,680.68   $179,134.95   $172,299.85   $174,154.42   7/31/2001  $202,349.41   $239,795.59   $234,116.78   $243,510.59
 8/31/1997  $162,077.42   $169,099.48   $164,513.20   $167,950.00   8/31/2001  $199,148.56   $224,784.00   $220,585.29   $233,756.61
 9/30/1997  $171,069.83   $178,360.46   $174,158.39   $178,100.74   9/30/2001  $181,752.63   $206,632.17   $199,631.95   $217,304.58
10/31/1997  $163,469.11   $172,403.71   $167,758.54   $173,124.29  10/31/2001  $180,360.96   $210,572.40   $199,631.46   $215,434.38
11/30/1997  $170,641.62   $180,384.76   $174,153.29   $180,778.91  11/30/2001  $190,241.85   $226,724.63   $212,301.05   $227,958.89
12/31/1997  $169,484.20   $183,482.65   $178,019.91   $186,056.29  12/31/2001  $195,579.04   $228,710.84   $215,531.21   $233,327.94
 1/31/1998  $169,825.21   $185,512.07   $175,825.36   $183,423.27   1/31/2002  $199,247.91   $225,373.18   $209,616.91   $231,530.16
 2/28/1998  $182,897.43   $198,892.13   $189,013.79   $195,771.66   2/28/2002  $202,634.56   $221,026.86   $207,741.88   $231,901.88
 3/31/1998  $192,445.84   $209,077.13   $198,587.60   $207,745.82   3/31/2002  $213,358.95   $229,339.47   $218,387.23   $242,873.24
 4/30/1998  $196,651.68   $211,180.58   $200,938.14   $209,135.14   4/30/2002  $211,383.41   $215,435.11   $207,446.04   $234,543.74
 5/31/1998  $189,945.07   $207,550.85   $198,111.38   $206,036.63   5/31/2002  $213,358.95   $213,847.92   $208,274.31   $235,719.57
 6/30/1998  $191,877.48   $215,981.34   $199,615.80   $208,674.67   6/30/2002  $202,634.56   $198,615.63   $195,139.79   $222,185.20
 7/31/1998  $179,397.49   $213,681.46   $195,280.00   $204,991.93   7/31/2002  $187,817.97   $183,132.66   $174,043.19   $201,531.12
 8/31/1998  $150,587.71   $182,787.91   $163,879.53   $174,485.64   8/31/2002  $185,983.53   $184,335.03   $175,240.01   $203,052.78
 9/30/1998  $157,785.76   $194,497.51   $173,836.34   $184,500.56   9/30/2002  $168,203.62   $164,301.63   $155,221.26   $180,475.68
10/31/1998  $171,610.58   $210,318.24   $187,453.15   $198,792.00  10/31/2002  $173,001.37   $178,762.77   $168,122.58   $193,846.40
11/30/1998  $177,666.08   $223,065.20   $197,217.43   $208,053.57  11/30/2002  $177,940.24   $189,284.57   $179,933.20   $206,058.28
12/31/1998  $178,388.31   $235,919.31   $204,144.27   $215,134.84  12/31/2002  $173,038.13   $178,164.57   $170,584.93   $197,108.06
 1/31/1999  $174,446.03   $245,784.57   $208,268.00   $216,852.85   1/31/2003  $167,751.25   $173,497.28   $165,917.11   $192,336.34
 2/28/1999  $175,431.60   $238,145.86   $203,784.09   $213,791.99   2/28/2003  $161,749.93   $170,894.15   $161,397.14   $187,208.78
 3/31/1999  $179,127.49   $247,673.76   $209,959.98   $218,216.32   3/31/2003  $162,464.37   $172,553.40   $161,188.72   $187,519.51
 4/30/1999  $201,549.22   $257,264.99   $228,060.71   $238,597.70   4/30/2003  $175,895.90   $186,766.66   $177,125.72   $204,025.73
 5/31/1999  $199,085.30   $251,190.04   $224,030.81   $235,975.14

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Top 10 Equity Holdings, April 30, 2003
                                       % of Fund Assets

Citigroup, Inc.                              4.03

Exxon Mobil Corporation                      3.46

Rockwell Collins, Inc.                       3.34

American International Group, Inc.           3.32

Student Loan Corporation                     3.19

Weyerhaeuser Company                         3.19

Bank of America Corporation                  2.94

Verizon Communications, Inc.                 2.94

McDonald's Corporation                       2.92

Wells Fargo & Company                        2.82

Total                                       32.15


Sector Diversification, April 30, 2003
                               % of Fund Holdings

                                    Russell
                         Portfolio   1000      Difference
                                     Value
Financial                  35.7      34.8        0.9

Consumer Discr.            11.3      10.4        0.9

Materials & Process.        9.6       5.9        3.7

Integrated Oils             8.1       8.8       -0.7

Consumer Staples            8.1       4.9        3.2

Utilities                   7.0      14.6       -7.6

Producer Durables           6.5       4.4        2.1

Health Care                 5.5       3.7        1.8

Technology                  4.8       5.8       -1.0

Autos & Transport           2.5       3.3       -0.8

Energy                      0.9       1.8       -0.9

Other                       0.0       1.6       -1.6

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
Disclosure Statement
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index (which measures the performance of the largest 1000 U.S. incorporated companies) with lower price-to-book ratios and forecasted growth values. The S&P 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. The S&P 500/Barra Value Index is a subset of the S&P 500 Index(R) and consists of those stocks with the lowest price-to-book ratios, representing approximately 50% of the market capitalization of the S&P 500 Index.(R) Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Indices, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB Enhanced Index Core Equity Fund
--------------------------------------------------------------------------------

Fund Investment Objective
The DLB Enhanced Index Core Equity Fund seeks to outperform the total return performance of its benchmark, the S&P 500, while maintaining risk characterisitics similar to those of the benchmark.

--------------------------------------------------------------------------------

Fund Facts
as of April 30, 2003

Inception Date:
  August 26, 1996

Benchmark: S&P 500(R)

Manager Tenure:
Mr. Farrell:
  Since December 18, 2000
Mr. Cao:
  Since June 4, 2001

Total Assets: $23.7 million

Ticker Symbl: DLBQX

Net Expense Ratio*: 0.70%

Cusip #: 232941609

Portfolio Managers
Michael F. Farrell
Managing Director

David L. Babson & Company-
  Since 2000

Aeltus Investment Management-
  6 Years

Chris C. Cao, CFA
Managing Director

David L. Babson & Company- Since 2001

Invesco- 2 Years

Aeltus Investment Management-
  2 Years

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.14%.

--------------------------------------------------------------------------------

Fund Performance
The DLB Enhanced Index Core Equity Fund returned +4.29% for the six-month period ended April 30, 2003 (the "Reporting Period"), slightly underperforming its benchmark, the S&P 500 Index(R), which returned +4.48% for the same time period.

Market Highlights
Two notable factors driving investment returns over the Reporting Period were beta (risk) and size. Returns from stocks in the Fund associated with high-beta, such as semi-conductor stocks, were relatively strong, particularly in November. Additionally, smaller companies, in general, posted more favorable returns relative to larger companies in the S&P 500 Index(R), with smaller companies generally outperforming larger companies in November and then again in April.

An additional market phenomenon of interest during the Reporting Period was a shift from value to growth. Returns for value factors have diminished since the 3rd quarter of 2002. This shift marks a fundamental change in the market, the effects of which have yet to play out.

Portfolio Highlights
The Fund slightly underperformed over the six-months ended April 30, 2003. Over this Reporting Period, the Fund's model moved away from value factors towards growth factors. As a result of this shift, the portfolio is currently sector-balanced. Within the financial sector, the Fund's overweight in smaller savings banks versus the larger multi-nationals helped Fund performance. Detractors came from the technology space, where the Fund's slight underweight position resulted in lowering the Fund's overall performance during the Reporting Period.

Total Returns (%)
for periods ended 4/30/03

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                     11/1/02-   5/1/02-    5/1/98-   8/26/96-
                     4/30/03    4/30/03    4/30/03   4/30/03
------------------------------------------------------------
DLB                   4.29      -13.70      -4.64       5.49
Enhanced
Index Core Equity

S&P 500               4.48      -13.31      -2.43        6.46
Index

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 8/26/96

                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

               DLB Enhanced                                   DLB Enhanced
                  Index            S&P                           Index            S&P
               Core Equity      500 Index                     Core Equity      500 Index
               -----------      ---------                     -----------      ---------
 8/25/1996     $100,000.00     $100,000.00     12/31/1999     $239,098.70     $232,270.43
 8/31/1996     $ 98,500.00     $ 97,792.10      1/31/2000     $226,441.35     $220,600.61
 9/30/1996     $106,400.00     $103,296.31      2/29/2000     $237,151.41     $216,424.75
10/31/1996     $110,100.00     $106,145.30      3/31/2000     $265,108.85     $237,597.34
11/30/1996     $120,100.00     $114,168.50      4/30/2000     $264,274.30     $230,449.02
12/31/1996     $118,507.00     $111,906.27      5/31/2000     $254,537.88     $225,720.90
 1/31/1997     $127,450.92     $118,897.67      6/30/2000     $260,936.10     $231,285.60
 2/28/1997     $128,162.37     $119,829.52      7/31/2000     $246,053.28     $227,669.69
 3/31/1997     $123,385.50     $114,905.93      8/31/2000     $281,660.77     $241,811.26
 4/30/1997     $131,922.89     $121,765.64      9/30/2000     $244,384.18     $229,045.23
 5/31/1997     $139,850.46     $129,179.16     10/31/2000     $241,463.26     $228,076.85
 6/30/1997     $144,627.33     $134,966.65     11/30/2000     $208,081.24     $210,095.44
 7/31/1997     $160,279.19     $145,705.62     12/31/2000     $201,487.76     $211,123.67
 8/31/1997     $154,376.62     $137,542.93      1/31/2001     $204,619.69     $218,614.13
 9/30/1997     $164,511.43     $145,075.66      2/28/2001     $186,524.07     $198,680.53
10/31/1997     $153,557.65     $140,230.53      3/31/2001     $175,214.31     $186,094.08
11/30/1997     $159,188.10     $146,722.20      4/30/2001     $188,090.04     $200,555.52
12/31/1997     $156,706.64     $149,241.98      5/31/2001     $188,960.02     $201,899.18
 1/31/1998     $161,014.73     $150,892.68      6/30/2001     $184,784.11     $196,985.22
 2/28/1998     $175,339.11     $161,775.81      7/31/2001     $183,218.14     $195,046.06
 3/31/1998     $180,616.52     $170,060.13      8/31/2001     $172,778.36     $182,835.86
 4/30/1998     $181,262.73     $171,771.05      9/30/2001     $159,206.65     $168,071.44
 5/31/1998     $178,462.48     $168,818.68     10/31/2001     $161,642.60     $171,276.36
 6/30/1998     $188,909.59     $175,675.91     11/30/2001     $172,952.36     $184,414.34
 7/31/1998     $182,385.53     $173,805.23     12/31/2001     $174,536.72     $186,029.89
 8/31/1998     $151,144.07     $148,676.89      1/31/2002     $172,258.63     $183,315.09
 9/30/1998     $159,116.03     $158,201.29      2/28/2002     $169,104.36     $179,779.86
10/31/1998     $169,350.30     $171,069.64      3/31/2002     $175,588.15     $186,541.22
11/30/1998     $184,863.31     $181,437.81      4/30/2002     $165,599.60     $175,231.62
12/31/1998     $197,062.89     $191,893.15      5/31/2002     $164,372.94     $173,940.62
 1/31/1999     $205,123.99     $199,917.40      6/30/2002     $153,332.97     $161,550.91
 2/28/1999     $193,714.44     $193,704.19      7/31/2002     $140,891.09     $148,957.30
 3/31/1999     $198,427.08     $201,454.04      8/31/2002     $141,592.04     $149,935.29
 4/30/1999     $204,255.87     $209,255.40      9/30/2002     $126,521.60     $133,640.43
 5/31/1999     $207,108.26     $204,314.13     10/31/2002     $137,035.86     $145,402.90
 6/30/1999     $219,757.99     $215,653.10     11/30/2002     $144,395.84     $153,961.17
 7/31/1999     $214,484.71     $208,919.39     12/31/2002     $136,540.86     $144,916.33
 8/31/1999     $214,360.66     $207,885.78      1/31/2003     $132,998.94     $141,120.03
 9/30/1999     $208,158.09     $202,186.82      2/28/2003     $131,227.99     $139,002.69
10/31/1999     $213,988.50     $214,981.34      3/31/2003     $132,290.56     $140,352.30
11/30/1999     $216,717.63     $219,351.48      4/30/2003     $142,916.31     $151,913.14

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Top 10 Equity Holdings, April 30, 2003

                                       % of Fund Assets

General Electric Company                     3.46

Microsoft Corporation                        3.22

Exxon Mobil Corporation                      2.78

Wal-Mart Stores, Inc.                        2.71

Pfizer, Inc.                                 2.49

Citigroup, Inc.                              2.37

Johnson & Johnson                            1.97

American International Group, Inc.           1.74

International Business Machines Corp.        1.69

Bank of America Corporation                  1.66

Total                                       24.09

Sector Diversification, April 30, 2003

                             % of Fund Holdings

                                     S&P
                         Portfolio   500      Difference

Financial                  21.1      20.6        0.5

Information Tech.          15.4      15.9       -0.5

Health Care                14.7      14.9       -0.2

Consumer Discr.            11.3      11.1        0.2

Consumer Staples           11.3      11.8       -0.5

Industrials                10.9      10.6        0.3

Energy                      5.6       5.8       -0.2

Telecommunications          3.7       3.7        0.0

Utilities                   3.1       2.9        0.2

Materials                   2.9       2.7        0.2

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

Disclosure Statement
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performnce and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Enhanced Index Core Equity Fund changed its investment objective, strategies and policies in December 2000; the performance results shown above would not necessarily have been achieved had the Fund's current investment objective, strategies and policies been in effect for the periods for which performance results are presented. The Standard & Poor's 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. "Standard & Poor's 500 Index(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by David L. Babson & Company Inc. The DLB Enhanced Index Core Equity Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses and cannot be purchased directly by investors. Securities weightings in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB Enhanced Index Growth Fund
--------------------------------------------------------------------------------

Fund Investment Objective
The DLB Enhanced Index Growth Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Growth Index, while maintaining risk characterisitics similar to those of the benchmark.

--------------------------------------------------------------------------------

Fund Facts
as of April 30, 2003

Inception Date:
  December 19, 2000

Benchmark:
  Russell 1000 Growth

Manager Tenure:
Mr. Farrell:
  Since December 19, 2000
Mr. Cao:
  Since June 4, 2001

Total Assets: $17.2 million

Ticker Symbol: DEIGX

Net Expense Ratio*: 0.70%

Cusip #: 232941831

Portfolio Managers
Michael F. Farrell
Managing Director

David L. Babson & Company-
  Since 2000

Aeltus Investment Management-
  6 Years

Chris C. Cao, CFA
Managing Director

David L. Babson & Company-
  Since 2001

Invesco- 2 Years

Aeltus Investment Management-
  2 Years

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.41%.
--------------------------------------------------------------------------------

Fund Performance
The DLB Enhanced Index Growth Fund returned +4.22% for the six-month period ended April 30, 2003 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Growth Index, which returned +4.28% for the same time period.

Market Highlights
Two notable factors driving investment returns over the Reporting Period were beta (risk) and size. Returns from stocks in the Fund associated with high-beta, such as semi-conductor stocks, were relatively strong, particularly in November. Additionally, smaller companies, in general, posted more favorable returns relative to larger companies in the Russell 1000 Growth Index, generally outperforming larger companies in November and then again in April.

An additional market phenomenon of interest during the Reporting Period was a shift from value to growth. Returns for value factors have diminished since the 3rd quarter of 2002. This shift marks a fundamental change in the market, the effects of which have yet to play out.

Portfolio Highlights
The DLB Enhanced Index Growth Fund picked up absolute performance as the market saw a return to favor of growth stocks. This shift happened faster in the growth universe, where there are fewer value biases. As anticipated in this swing, value stocks within the growth sector generally posted negative returns during the Reporting Period. High-beta stocks performed the strongest over the Reporting Period.

The Fund benefited from its underweight position in the large drug manufacturers, which are struggling with patent expirations and are losing market share to generic drug producers. The Fund's quantitative model has been favoring those smaller, generic drug producers and biotech firms. Stock selection in the technology sector detracted from Fund performance.

It should be noted that the benchmark for the DLB Enhanced Index Growth Fund, the Russell 1000 Growth Index, will conduct its annual rebalancing at the end of June. As a consequence, the portfolio is expected to experience significant turnover.

Total Returns (%)
for the periods ended 4/30/03

                                            Since
                     6 Months   1 Year    Inception
                     11/1/02-   5/1/02-   12/19/00-
                     4/30/03    4/30/03    4/30/03
------------------------------------------------------------

DLB Enhanced          4.22      -15.07     -17.31
Index Growth

Russell 1000          4.28      -14.35     -19.44
Growth Index

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


             DLB Enhanced  Russell 1000                DLB Enhanced  Russell 1000
             Index Growth  Growth Index                Index Growth  Growth Index
             ------------  ------------                ------------  ------------
12/19/2000     $100,000      $100,000      2/28/2002     $ 78,873      $ 73,775
12/31/2000     $103,900      $ 98,463      3/31/2002     $ 81,676      $ 76,327
 1/31/2001     $110,300      $105,265      4/30/2002     $ 75,170      $ 70,097
 2/28/2001     $ 91,900      $ 87,394      5/31/2002     $ 73,168      $ 68,401
 3/31/2001     $ 82,500      $ 77,884      6/30/2002     $ 66,562      $ 62,074
 4/30/2001     $ 92,600      $ 87,734      7/31/2002     $ 62,358      $ 58,661
 5/31/2001     $ 91,300      $ 86,443      8/31/2002     $ 62,358      $ 58,837
 6/30/2001     $ 89,500      $ 84,441      9/30/2002     $ 56,252      $ 52,734
 7/31/2001     $ 87,000      $ 82,331     10/31/2002     $ 61,257      $ 57,571
 8/31/2001     $ 80,700      $ 75,598     11/30/2002     $ 64,360      $ 60,698
 9/30/2001     $ 73,200      $ 68,050     12/31/2002     $ 60,025      $ 56,505
10/31/2001     $ 76,600      $ 71,621      1/31/2003     $ 58,620      $ 55,134
11/30/2001     $ 83,300      $ 78,501      2/28/2003     $ 58,319      $ 54,881
12/31/2001     $ 83,378      $ 78,353      3/31/2003     $ 59,322      $ 55,902
 1/31/2002     $ 82,076      $ 76,969      4/30/2003     $ 63,839      $ 60,036

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Top 10 Equity Holdings, April 30, 2003
                                       % of Fund Assets

General Electric Company                     6.57

Microsoft Corporation                        5.36

Pfizer, Inc.                                 3.95

Johnson & Johnson                            3.80

Wal-Mart Stores, Inc.                        3.44

Intel Corporation                            2.75

Cisco Systems, Inc.                          2.74

Fannie Mae                                   1.81

PepsiCo, Inc.                                1.71

Merck & Company, Inc.                        1.69

Total                                       33.82


Sector Diversification, April 30, 2003
                               % of Fund Holdings

                                    Russell
                         Portfolio   1000     Difference
                                    Growth

Health Care                24.3      26.2       -1.9

Technology                 21.6      20.7        0.9

Consumer Discr.            17.9      16.8        1.1

Financial                  12.7      12.2        0.5

Consumer Staples            9.4       9.9       -0.5

Other                       7.6       7.4        0.2

Producer Durables           2.5       2.7       -0.2

Autos & Transport           1.3       1.2        0.1

Materials & Process.        1.0       0.9        0.1

Energy                      1.0       1.1       -0.1

Utilities                   0.6       0.8       -0.2

Integrated Oils             0.1       0.1        0.0

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

Disclosure Statement
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index (which measures the performance of the largest 1000 U.S. incorporated companies) with higher price-to-book ratios and forecasted growth values. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB Enhanced Index Value Fund
--------------------------------------------------------------------------------

Fund Investment Objective
The DLB Enhanced Index Value Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Value Index, while maintaining risk characterisitics similar to those of the benchmark.

--------------------------------------------------------------------------------

Fund Facts
as of April 30, 2003

Inception Date:
  December 19, 2000

Benchmark:
  Russell 1000 Value

Manager Tenure:
Mr. Farrell:
  Since December 19, 2000
Mr. Cao:
  Since June 4, 2001

Total Assets: $23.9 million

Ticker Symbol: DENVX

Net Expense Ratio*: 0.70%

Cusip #: 232941849

Portfolio Managers
Michael F. Farrell
Managing Director

David L. Babson & Company-
  Since 2000

Aeltus Investment Management-
  6 Years

Chris C. Cao, CFA
Managing Director

David L. Babson & Company-
  Since 2001

Invesco- 2 Years

Aeltus Investment Management- 2 Years

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.20%.

--------------------------------------------------------------------------------

Fund Performance
The DLB Enhanced Index Value Fund returned +4.58% for the six-month period ended April 30, 2003 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Value Index, which returned +5.25% for the same time period.

Market Highlights
Two notable factors driving investment returns over the Reporting Period were beta (risk) and size. Returns from stocks in the Fund associated with high-beta, such as semi-conductor stocks, were relatively strong, particularly in November. Additionally, smaller companies, in general, posted more favorable returns relative to larger companies in the Russell 1000 Value Index, with smaller companies generally outperforming larger companies in November and then again in April.

An additional market phenomenon of interest during the Reporting Period was a shift from value to growth. Returns for value factors have diminished since the 3rd quarter of 2002. This shift marks a fundamental change in the market, the effects of which have yet to play out.

Portfolio Highlights
During the Reporting Period, favorable returns within the value universe have come mainly from higher-beta and smaller-sized companies. Price momentum strategies performed poorly, with Textron and Big Lots disappointing. Stocks that had previously been detractors, such as Avaya Inc. and Sealed Air Corp., did relatively well.

Serving the DLB Enhanced Index Value Fund well over the Reporting Period was its overweighting in finance, particularly its exposure to Countrywide Financial which was up over 34% during the Reporting Period. Detractors came from materials and processing space, where the Fund's stock selection resulted in lowering the Fund's overall performance during the Reporting Period.

It should be noted that the benchmark for the DLB Enhanced Index Value Fund, the Russell 1000 Value Index, will conduct its annual rebalancing at the end of June. As a consequence, the portfolio is expected to experience significant turnover.

Total Returns (%)
for the periods ended 4/30/03

                                            Since
                     6 Months   1 Year    Inception
                     11/1/02-   5/1/02-   12/19/00-
                     4/30/03    4/30/03    4/30/03
------------------------------------------------------------

DLB Enhanced          4.58      -12.85      -5.03
Index Value

Russell 1000          5.25      -13.01      -6.47
Value Index

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


             DLB Enhanced Russell 1000                DLB Enhanced Russell 1000
              Index Fund   Value Fund                  Index Fund   Value Fund
              ----------   ----------                  ----------   ----------
12/19/2000     $100,000     $100,000      2/28/2002     $ 99,353     $ 97,050
12/31/2000     $105,100     $103,428      3/31/2002     $104,321     $101,641
 1/31/2001     $104,000     $103,826      4/30/2002     $101,584     $ 98,156
 2/28/2001     $101,200     $100,939      5/31/2002     $101,888     $ 98,648
 3/31/2001     $ 97,900     $ 97,372      6/30/2002     $ 96,413     $ 92,984
 4/30/2001     $102,500     $102,147      7/31/2002     $ 87,897     $ 84,340
 5/31/2001     $104,700     $104,442      8/31/2002     $ 88,607     $ 84,977
 6/30/2001     $102,300     $102,125      9/30/2002     $ 78,874     $ 75,528
 7/31/2001     $102,500     $101,908     10/31/2002     $ 84,653     $ 81,124
 8/31/2001     $ 98,500     $ 97,826     11/30/2002     $ 89,418     $ 86,235
 9/30/2001     $ 92,200     $ 90,941     12/31/2002     $ 85,955     $ 82,489
10/31/2001     $ 91,800     $ 90,158      1/31/2003     $ 83,894     $ 80,492
11/30/2001     $ 96,900     $ 95,400      2/28/2003     $ 81,832     $ 78,346
12/31/2001     $ 99,455     $ 97,647      3/31/2003     $ 81,729     $ 78,476
 1/31/2002     $ 99,150     $ 96,894      4/30/2003     $ 88,531     $ 85,384

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.



Top 10 Equity Holdings, April 30, 2003
                                       % of Fund Assets

Exxon Mobil Corporation                      5.59

Citigroup, Inc.                              3.95

Bank of America Corporation                  2.95

Verizon Communications, Inc.                 2.40

SBC Communications, Inc.                     1.82

International Business Machines Corp.        1.81

Wells Fargo & Company                        1.76

American International Group, Inc.           1.74

Chevron Texaco Corporation                   1.56

Comcast Corporation Cl. A                    1.52

Total                                       25.10


Sector Diversification, April 30, 2003
                              % of Fund Holdings

                                    Russell
                         Portfolio   1000     Difference
                                     Value

Financial                  35.4      34.7        0.7

Utilities                  13.9      14.6       -0.7

Consumer Discr.            11.0      10.5        0.5

Integrated Oils             8.7       8.7        0.0

Materials & Process.        5.9       5.9        0.0

Technology                  5.6       5.9       -0.3

Consumer Staples            4.7       4.9       -0.2

Producer Durables           4.1       4.4       -0.3

Health Care                 3.8       3.7        0.1

Autos & Transport           3.4       3.3        0.1

Energy                      1.8       1.8        0.0

Other                       1.7       1.6        0.1

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
Disclosure Statement
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index (which measures the performance of the largest 1000 U.S. incorporated companies) with lower price-to-book ratios and forecasted growth values. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB Small Capitalization Value Fund
--------------------------------------------------------------------------------

Fund Investment Objective
The DLB Small Capitalization Value Fund seeks long-term capital appreciation primarily through investment in small to medium-sized companies.

--------------------------------------------------------------------------------

Fund Facts
as of April 30, 2003

Inception Date:
  December 19, 2000

Benchmark:
  Russell 2000 Value

Manager Tenure:
  Since Inception

Total Assets: $60.1 million

Ticker Symbol: DSMVX

Net Expense Ratio*: 0.85%

Cusip #: 232941823

Portfolio Manager
Lance F. James
Managing Director

David L. Babson & Company-
  Since 1986

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.01%.

--------------------------------------------------------------------------------
Fund Performance
The DLB Small Capitalization Value Fund returned +5.43% for the six-month period ended April 30, 2003 (the "Reporting Period"), trailing its benchmark, the Russell 2000 Value Index, which returned +7.44% for the same time period.

Market Highlights
There were many uncertainties impacting the market over the Reporting Period. The possibility of war in Iraq, a harsh winter, rising unemployment and poor consumer sentiment all contributed to the downward performance of the equity markets in the months of December, January and February. Beginning in March and continuing into April however, sentiment improved and domestic equity markets posted positive returns in the last two months of the Reporting Period.

Over the Reporting Period, the stocks that had the most favorable performance were generally more speculative, higher-beta stocks, with little or no visible earnings. Technology stocks, for example, which typically epitomize these characteristics, had been underperforming for some time, but many rallied during the Reporting Period, and by the end of April they had advanced considerably. Because the Fund's conservative approach seeks companies with proven products and services that have current earnings that the Manager believes will accelerate over time, the Fund may underperform during momentum driven market periods such as this Reporting Period.

Portfolio Highlights
Over the Reporting Period, the Fund's overweight position in consumer discretionary detracted from performance, as consumer confidence declined and spending slumped. Among the Fund's holdings in this sector that detracted from performance were La-Z-Boy, the home furnishings manufacturer, and BJ's Wholesale Club, a discount retailer.

On a more positive note, the Fund holds a number of what the Manager believes to be good, stable franchises in the health care sector that performed well during the Reporting Period. Polymedica and Respironics were the two top performing stocks, both posting positive returns. In addition, the Fund's underweight position and specific stock selection in the materials and processing sector contributed favorably to the Fund's performance.

Total Returns (%)
for the periods ended 4/30/03

                                            Since
                     6 Months   1 Year    Inception
                     11/1/02-   5/1/02-   12/19/00-
                     4/30/03    4/30/03    4/30/03
------------------------------------------------------------

DLB Small Cap         5.43      -17.51       0.57
Value

Russell 2000 Value    7.44      -18.84       4.73
Index

Russell 2000 Index    7.55      -20.76      -4.80

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


               DLB Small     Russell                                 DLB Small     Russell
               Cap Value       2000       Russell                    Cap Value       2000       Russell
                 Fund         Value        2000                        Fund         Value        2000
                 ----         -----        ----                        ----         -----        ----
12/18/2000     $100,000     $100,000     $100,000      2/28/2002     $108,313     $123,523     $103,050
12/31/2000     $102,997     $106,265     $104,470      3/31/2002     $116,883     $132,774     $111,332
 1/31/2001     $105,200     $109,198     $109,909      4/30/2002     $122,872     $137,448     $112,347
 2/28/2001     $102,597     $109,047     $102,697      5/31/2002     $119,568     $132,902     $107,360
 3/31/2001     $ 98,994     $107,298     $ 97,674      6/30/2002     $114,715     $129,960     $102,033
 4/30/2001     $105,300     $112,265     $105,315      7/31/2002     $100,581     $110,650     $ 86,623
 5/31/2001     $107,602     $115,152     $107,903      8/31/2002     $ 99,755     $110,159     $ 86,403
 6/30/2001     $110,004     $119,785     $111,629      9/30/2002     $ 94,178     $102,290     $ 80,198
 7/31/2001     $108,403     $117,099     $105,587     10/31/2002     $ 96,140     $103,829     $ 82,769
 8/31/2001     $101,896     $116,693     $102,177     11/30/2002     $101,200     $112,114     $ 90,156
 9/30/2001     $ 94,289     $103,811     $ 88,422     12/31/2002     $ 98,146     $107,324     $ 85,136
10/31/2001     $ 97,192     $106,523     $ 93,597      1/31/2003     $ 96,382     $104,302     $ 82,780
11/30/2001     $101,396     $114,177     $100,843      2/28/2003     $ 93,685     $100,796     $ 80,278
12/31/2001     $106,455     $121,168     $107,067      3/31/2003     $ 93,581     $101,872     $ 81,312
 1/31/2002     $108,210     $122,776     $105,953      4/30/2003     $101,362     $111,549     $ 89,022

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Top 10 Equity Holdings, April 30, 2003
                                       % of Fund Assets

Harman International Industries, Inc.        4.22

Respironics, Inc.                            4.16

Cuno, Inc.                                   3.62

New York Community Bancorp, Inc.             3.40

PolyMedica Corporation                       3.34

Carlisle Companies, Inc.                     3.10

La-Z-Boy, Inc.                               3.08

UCBH Holdings, Inc.                          3.04

Mohawk Industries, Inc.                      2.98

Spartech Corporation                         2.43

Total                                       33.37


Sector Diversification, April 30, 2003
                               % of Fund Holdings

                                    R2000
                         Portfolio  Value     Difference
Financial                  28.9      29.3       -0.4

Consumer Discr.            24.6      15.7        8.9

Producer Durables          12.4       8.4        4.0

Health Care                10.5       6.6        3.9

Materials & Process.        8.5      11.2       -2.6

Utilities                   4.6       7.9       -3.3

Technology                  4.6       8.8       -4.2

Other                       3.3       0.8        2.5

Autos & Transport           1.4       4.9       -3.5

Energy                      1.2       3.4       -2.2

Consumer Staples            0.0       3.0       -3.0

Integrated Oils             0.0       0.1       -0.1

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------
Disclosure Statement
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Russell 2000 Value Index is an unmanaged index consisting of those securities in the Russell 2000 Index with lower price-to-book and forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the peformance of the 2000 smallest stocks in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market capitalization. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Indices, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB Small Company Opportunities Fund
--------------------------------------------------------------------------------

Fund Investment Objective
The DLB Small Company Opportunities Fund seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's investment manager to be realistically valued.

Fund Facts
as of April 30, 2003

Inception Date:
  July 20, 1998

Benchmark: Russell 2000

Manager Tenure:
Mr. Szczygiel:
  Since Inception
Mr. Baumbach:
  Since November 1999

Total Assets: $338.7 million

Ticker Symbol: DLBMX

Total Expense Ratio: 1.16%

Cusip #: 232941807

Portfolio Managers
Paul Szczygiel, CFA
Managing Director
David L. Babson & Company-
  Since 1996

Robert Baumbach, CFA
Managing Director
David L. Babson & Company-
  Since 1999
Putnam Investments-
  5 years

--------------------------------------------------------------------------------
Fund Performance
The DLB Small Company Opportunities Fund returned +8.73% for the six-month period ended April 30, 2003 (the "Reporting Period"), outperforming its benchmark, the Russell 2000 Index, which returned +7.55% for the same time period.

Market Highlights
Business conditions during the Reporting Period were challenging, as the economy grew at a sluggish rate. For many manufacturing companies the year started off on a strong note, but the little growth that was realized soon dissipated. Spending by both consumers and corporate buyers also slowed.

The 2003 market environment played very much to the disadvantage of the Fund's investment process, as it was not a "stock picker's" market. During the Reporting Period, highly-leveraged companies that had been struggling prior to this performed well, creating a challenging environment for investment strategies that emphasize stock-selection.

Portfolio Highlights
Despite the difficult market conditions, the DLB Small Company Opportunities Fund performed relatively well over the Reporting Period. In particular, the Fund benefited from strong stock selection in the health care, materials & processing and technology sectors. In the health care sector, Pharmaceutical Resources, a manufacturer of generic drugs, performed well. Another relatively strong performer during the Reporting Period was Garmin, a worldwide provider of navigation, communications and information devices, profits from which the Fund realized when it sold its position in the stock.

Inveresk Research Group, in the health care sector, performed poorly due to a slowdown in overall business. This resulted in a sharp decline in the position's return in February, leading to the elimination of the position. Certain business service companies such as Central Parking, Roper Industries and Cal Dive International were also weak and ended the period among the Fund's leading performance detractors.

Total Returns (%)
for periods ended 4/30/03

                                            Since
                     6 Months   1 Year    Inception
                     11/1/02-   5/1/02-    7/20/98-
                     4/30/03    4/30/03    4/30/03
------------------------------------------------------------

DLB Small             8.73      -16.25       9.78
Company Opps.

Russell 2000          7.55      -20.76      -1.73
Index

Russell 2000          7.44      -18.84       2.58
Value Index

Periods over one year are annualized.



Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/20/98


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                  Small                          Russell                         Small                          Russell
                 Company         Russell          2000                          Company         Russell          2000
              Opportunities       2000            Value                      Opportunities       2000            Value
              -------------       ----            -----                      -------------       ----            -----
 7/19/1998     $100,000.00     $100,000.00     $100,000.00     11/30/2000     $124,001.61     $ 99,432.58     $ 97,154.19
 7/31/1998     $ 95,100.00     $ 90,856.29     $ 91,496.58     12/31/2000     $133,848.51     $107,972.09     $107,593.29
 8/31/1998     $ 74,300.00     $ 73,213.85     $ 77,167.46      1/31/2001     $140,575.14     $113,593.49     $110,563.14
 9/30/1998     $ 77,700.00     $ 78,943.39     $ 81,525.36      2/28/2001     $137,154.82     $106,140.12     $110,410.52
10/31/1998     $ 80,400.00     $ 82,162.98     $ 83,946.09      3/31/2001     $138,408.93     $100,948.18     $108,639.66
11/30/1998     $ 82,100.00     $ 86,467.71     $ 86,218.32      4/30/2001     $154,256.41     $108,845.32     $113,668.18
12/31/1998     $ 86,100.00     $ 91,818.49     $ 88,921.87      5/31/2001     $163,035.23     $111,520.70     $116,591.11
 1/31/1999     $ 83,600.00     $ 93,038.66     $ 86,903.53      6/30/2001     $168,393.74     $115,371.45     $121,282.14
 2/28/1999     $ 78,700.00     $ 85,503.04     $ 80,970.20      7/31/2001     $166,227.53     $109,126.48     $118,562.40
 3/31/1999     $ 77,400.00     $ 86,837.87     $ 80,302.21      8/31/2001     $163,605.29     $105,601.85     $118,151.66
 4/30/1999     $ 82,600.00     $ 94,619.19     $ 87,632.91      9/30/2001     $152,546.25     $ 91,386.51     $105,108.89
 5/31/1999     $ 87,100.00     $ 96,001.29     $ 90,326.46     10/31/2001     $159,044.86     $ 96,734.49     $107,854.22
 6/30/1999     $ 94,100.00     $100,342.43     $ 93,597.05     11/30/2001     $167,709.67     $104,223.37     $115,604.17
 7/31/1999     $ 94,700.00     $ 97,589.11     $ 91,375.73     12/31/2001     $174,931.20     $110,656.39     $122,682.11
 8/31/1999     $ 92,400.00     $ 93,977.44     $ 88,035.60      1/31/2002     $176,763.58     $109,505.43     $124,310.57
 9/30/1999     $ 92,000.00     $ 93,997.96     $ 86,275.51      2/28/2002     $170,411.33     $106,504.26     $125,067.42
10/31/1999     $ 88,600.00     $ 94,378.67     $ 84,549.22      3/31/2002     $181,405.61     $115,064.24     $134,433.72
11/30/1999     $ 94,000.00     $100,013.96     $ 84,987.40      4/30/2002     $186,536.28     $116,112.86     $139,165.95
12/31/1999     $ 97,981.60     $111,335.54     $ 87,598.61      5/31/2002     $181,405.61     $110,959.57     $134,563.28
 1/31/2000     $100,725.90     $109,547.63     $ 85,307.92      6/30/2002     $175,175.52     $105,454.01     $131,584.07
 2/29/2000     $108,044.02     $127,637.89     $ 90,522.05      7/31/2002     $151,504.80     $ 89,527.22     $112,033.56
 3/31/2000     $118,208.09     $119,222.63     $ 90,946.42      8/31/2002     $149,549.90     $ 89,299.23     $111,535.70
 4/30/2000     $115,667.07     $112,048.39     $ 91,484.73      9/30/2002     $140,508.49     $ 82,886.32     $103,568.55
 5/31/2000     $114,142.46     $105,518.02     $ 90,088.66     10/31/2002     $143,685.20     $ 85,543.82     $105,126.62
 6/30/2000     $126,440.98     $114,716.13     $ 92,721.05     11/30/2002     $153,093.16     $ 93,178.08     $113,515.70
 7/31/2000     $126,034.42     $111,025.37     $ 95,810.42     12/31/2002     $152,846.40     $ 87,989.99     $108,665.53
 8/31/2000     $131,827.94     $119,496.70     $100,093.84      1/31/2003     $146,837.69     $ 85,554.68     $105,606.01
 9/30/2000     $133,860.75     $115,984.63     $ 99,526.40      2/28/2003     $144,834.79     $ 82,969.61     $102,055.80
10/31/2000     $129,286.92     $110,807.07     $ 99,173.08      3/31/2003     $142,831.89     $ 84,037.97     $103,145.79
                                                                4/30/2003     $156,226.29     $ 92,006.24     $112,943.06

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Top 10 Equity Holdings, April 30, 2003
                                       % of Fund Assets

Saga Communications, Inc.                    2.76

Coherent, Inc.                               2.56

Arbitron, Inc.                               2.48

Dionex Corporation                           2.36

Mid-Atlantic Realty Trust REIT               2.36

First Essex Bancorp, Inc.                    2.30

Eaton Vance Corporation                      2.22

Actel Corporation                            2.21

Technitrol, Inc.                             2.02

Pharmaceutical Resources, Inc.               1.96

Total                                       23.23

Sector Diversification, April 30, 2003
                               % of Fund Holdings

                                    Russell
                         Portfolio   2000     Difference

Financial                  22.1      23.7       -1.6

Producer Durables          19.3       8.1       11.2

Technology                 14.0      13.9        0.1

Consumer Discr.            13.4      17.7       -4.3

Autos & Transport           7.7       3.7        4.0

Health Care                 7.7      12.5       -4.8

Energy                      6.2      3.9         2.3

Materials & Process.        5.4      8.3        -2.9

Consumer Staples            1.7      2.5        -0.8

Other                       1.4      0.6         0.8

Utilities                   1.1      5.1        -4.0

Integrated Oils             0.0      0.0         0.0

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------
Disclosure Statement
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Small Company Opportunities Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001; the performance results shown above would not necessarily have been achieved had the Fund's current strategy been in effect for the periods for which performance results are presented.

The Fund's benchmark index is the Russell 2000 Index, an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market capitalization. The Russell 2000 Value Index is an unmanaged index consisting of those securities in the Russell 2000 Index with lower price-to-book and forecasted growth values. The Manager will omit reference to the Russell 2000 Value Index as a benchmark of performance for the Fund in the Fund's Prospectus for the fiscal year ending October 31, 2003 because the Manager believes the Russell 2000 Value Index does not reflect the core strategy/style currently employed by the Fund as well as the Russell 2000 Index. Performance measures for indices assume reinvestment of all distributions and interest payments, an d do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in either Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB International Fund
--------------------------------------------------------------------------------

Fund Investment Objective
The DLB International Fund seeks long-term growth of capital through investment primarily in equity securities of foreign companies. Income is an incidental consideration.

--------------------------------------------------------------------------------
Fund Facts
as of April 30, 2003

Inception Date:
  November 2, 1999

Benchmark: MSCI EAFE Index

Manager Tenure:
Tom Mermagen:
  September 2002-present

Total Assets: $15.0 million

Ticker Symbol: DLBIX

Net Expense Ratio*: 1.00%

Cusip #: 232941880

Portfolio Manager
Tom Mermagen
First State Investments-
  Since 2002
Schroder Investment
  Management-10 years


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.88%.

--------------------------------------------------------------------------------
Fund Performance
The DLB International Fund returned -3.22% for the six-month period ending April 30, 2003 (the "Reporting Period"), underperforming its benchmark, the MSCI EAFE Index, which returned +2.04% for the same time period.

Market Highlights
The Reporting Period was dominated by the build up to the Iraqi conflict during which time markets suffered from increased volatility and economic weakness. April saw a conclusion to what was a relatively short war, resulting in a lift in investor confidence. The SARS crisis went some way to divert the attention from the political tensions following the conflict and held back the performance of the Asian markets, which were most exposed to the crisis. The epidemic has negatively impacted the outlook for Chinese economic growth and also heavily hit the Hong Kong equity market. The weakness of the US dollar, most notably against the Euro, was a major market feature over the period. This feature was of particular concern for European markets, which despite the post war bounce continued to exhibit sluggish economic growth.

Corporate cashflow and balance sheets have generally begun to look healthier, with many companies benefiting from restructuring initiatives and lower global interest rates. Although March revealed a slow down for many industries as a result of uncertainties arising from the war, companies reporting results in April have generally met or slightly exceeded expectations. Despite this however, fiscal deficits remained large and tax revenues have shown no signs of improving. Increasing evidence emerged that the post war divisions in the international community may give rise to protectionism and the possible boycott of the goods of certain Eurozone countries by US consumers.

Portfolio Highlights

Despite difficult economic conditions, strong returns during the Reporting Period were seen from bank stocks such as BNP Paribas, Royal Bank of Scotland, and Banco Popular Espanol. Telecom stocks also performed well, namely Vodafone, Nokia, Portugal Telecom and Telefonica, benefiting from the market rally in November. In addition, food retailers such as Compass Group, Tesco and Nestle all contributed to fund performance.

In contrast to many of its peers, Ahold, a food retailer, impacted severely on performance following an accounting irregularities scandal. Brambles, a support services company, disappointed after it issued its second profit warning in December, although the stock is now displaying more encouraging results. Porsche in the automobile sector and Pearson, a publishing and media group, were weak due to their exposure to flagging demand in the US. Munich Re (insurance) encountered a negative reaction to its announcement of poor results as did Tandberg (telecommunications) and Sony (electronics and electronic equipment).

Total Returns (%)
for periods ended 4/30/03

                                            Since
                     6 Months   1 Year    Inception
                     11/1/02-   5/1/02-    11/2/99-
                     4/30/03    4/30/03    4/30/03
------------------------------------------------------------

DLB Int'l            -3.22      -22.64     -14.13

MSCI EAFE             2.04      -15.92     -11.53
Index

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 11/2/99


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


                    DLB             MSCI                             DLB             MSCI
               International        EAFE                        International        EAFE
                    Fund            Index                            Fund            Index
                    ----            -----                            ----            -----
 11/1/1999     $ 100,000.00     $ 100,000.00      8/31/2001     $  75,849.38     $  79,569.10
11/30/1999     $ 106,900.00     $ 103,551.71      9/30/2001     $  68,546.31     $  71,527.75
12/31/1999     $ 117,000.00     $ 112,865.95     10/31/2001     $  70,211.92     $  73,356.76
 1/31/2000     $ 110,300.00     $ 105,714.25     11/30/2001     $  72,005.66     $  76,065.64
 2/29/2000     $ 119,300.00     $ 108,580.04     12/31/2001     $  73,581.51     $  76,519.09
 3/31/2000     $ 121,400.00     $ 112,809.99      1/31/2002     $  69,837.89     $  72,459.10
 4/30/2000     $ 116,000.00     $ 106,893.89      2/28/2002     $  71,257.88     $  72,970.86
 5/31/2000     $ 112,200.00     $ 104,304.14      3/31/2002     $  75,388.77     $  76,954.64
 6/30/2000     $ 114,500.00     $ 108,407.68      4/30/2002     $  75,905.14     $  77,511.95
 7/31/2000     $ 111,500.00     $ 103,883.90      5/31/2002     $  75,905.14     $  78,563.45
 8/31/2000     $ 113,400.00     $ 104,806.88      6/30/2002     $  74,226.96     $  75,465.40
 9/30/2000     $ 110,000.00     $  99,724.40      7/31/2002     $  65,836.09     $  68,021.20
10/31/2000     $ 105,800.00     $  97,388.98      8/31/2002     $  65,061.54     $  67,882.91
11/30/2000     $  99,800.00     $  93,757.70      9/30/2002     $  57,187.03     $  60,609.57
12/31/2000     $ 104,805.39     $  97,112.10     10/31/2002     $  60,672.47     $  63,871.76
 1/31/2001     $ 103,524.15     $  97,066.31     11/30/2002     $  63,512.46     $  66,778.78
 2/28/2001     $  94,555.47     $  89,796.53     12/31/2002     $  60,286.57     $  64,538.36
 3/31/2001     $  85,586.80     $  83,851.04      1/31/2003     $  57,676.76     $  61,848.94
 4/30/2001     $  90,968.00     $  89,732.10      2/28/2003     $  54,936.46     $  60,435.11
 5/31/2001     $  86,355.54     $  86,636.33      3/31/2003     $  54,023.03     $  59,292.98
 6/30/2001     $  81,230.58     $  83,125.60      4/30/2003     $  58,720.68     $  65,172.33
 7/31/2001     $  79,564.97     $  81,619.76

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Top 10 Equity Holdings, April 30, 2003
                                        % of Fund Assets

Nestle SA Registered                         3.86

Total Fina Elf                               3.80

Vodafone AirTouch PLC                        3.59

Royal Bank of Scotland Group PLC             2.98

Royal Dutch Petroleum Company                2.84

Irish Life & Permanent PLC                   2.67

Centrica PLC                                 2.43

Nokia OYJ                                    2.31

BNP Paribas SA                               2.27

Tesco PLC                                    2.27

Total                                       29.02

Top 10 Countries, April 30, 2003
                                     % of Fund Holdings

United Kingdom                              21.36

Japan                                       16.27

France                                      11.00

Switzerland                                  7.73

Netherlands                                  4.21

Ireland                                      4.11

China                                        3.67

South Korea                                  3.56

Germany                                      3.48

Spain                                        2.82

Total                                       78.21

Note: Portfolio Holdings and Top 10 Countries are subject to change

--------------------------------------------------------------------------------
We took advantage of share price weakness over the Reporting Period to establish new holdings in companies such as Interbrew (a turnaround story under new management), Mitsui Real Estate (trading at a large discount to its net asset value), Dixons (a retail franchise with potential for growth in continental Europe), tire and rubber manufacturer Bridgestone and wine and spirits distributor Pernod Ricard. Other complete sales over the period included Ahold-management credibility damaged by its accounting irregularities, Taylor Nelson-a sluggish outlook for the media and photography sector, and BP in the oil and gas sector- we prefer Royal Dutch Shell.

Disclosure Statement

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investments in securities of foreign issuers present special risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. It consists of 21 developed market country indices. Performance measures for indices assume reinvestment of all distributins and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB Emerging Markets Fund
--------------------------------------------------------------------------------

Fund Investment Objective

The DLB Emerging Markets Fund seeks long-term growth of capital primarily through equity investments that will generally be concentrated in what the Fund's investment subadvisor considers to be the developing markets around the world.

--------------------------------------------------------------------------------

Fund Facts
as of April 30, 2003

Inception Date:
  November 1, 1999

Benchmark: MSCI EMF Index

Manager Tenure:
  Since Inception

Total Assets: $26.7 million

Ticker Symbol: DLBEX

Net Expense Ratio*: 1.75%

Cusip #: 232941872

Portfolio Manager
Angus J. Tulloch
Head of Pacific Basin/
Emerging Markets Team

First State Investments-

  (and Stewart Ivory & Co. Ltd.
  prior to its acquisition by
  Colonial First State)- Since 1991


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 2.10%.

--------------------------------------------------------------------------------
Fund Performance
The DLB Emerging Markets Fund returned +5.15% for the six month period ended April 30, 2003 (the "Reporting Period"), underperforming its benchmark, the MSCI Emerging Markets Free Index, which returned + 5.93% over the same period.

Market Highlights
Emerging markets recovered from their March lows to end the period in positive territory. Latin America was the best performing region, driven largely by Brazil's post-election rally, where President Lula's economic competence has silenced his critics for now. The Emerging Europe, Middle East and Africa ("EMEA") region also performed well, with the Eastern European markets ending the period strongly as the integration with developed Europe continued apace. The region was also helped by Russia's strong performance. Although Turkey's fragile economic condition came under renewed scrutiny as relations with its financial underwriter, the US, deteriorated; it nevertheless rebounded to end the period in strong positive territory, as the market's worst fears failed to materialize.

Unfortunately the Asian markets did not perform as well, instead ending the period in negative territory. These markets have been affected by the outbreak of war in Iraq, North Korea's nuclear posturing, the lackluster seasonal demand for technology-related products, the outbreak of SARS, and the exposure of further corporate misdemeanors in South Korea. An exception was Indonesia, which continued to strengthen from low levels following the Bali bombing of mid-October, to end the period with strong performance.

Portfolio Highlights
During the Reporting Period, the Fund increased its exposure to companies that benefited from increased outsourcing to the Chinese mainland, such as Techtronic Industries and Kingboard Chemical. In the EMEA area, the Fund established a new holding in Nampak, a South African packaging company and a beneficiary of both industry consolidation and an improved outlook for the domestic economy, and reinitiated a holding in Yukos, Russia's leading oil company, which continues to deliver tangible evidence of improved corporate governance. In Turkey, the Fund initiated new positions in Enka Insaat, a major construction company with attractive investments in Russian real estate and retail, and Koc Holdings, a low-cost manufacturer of household appliances and autos for the European market. We believe both companies have the strength of management, quality of franchise and balance sheet strength to thrive despite Turkey's fragile economic condition. And in Latin America, we initiated a new position in Votorantim Celulose, a Brazilian premium integrated pulp and paper producer with what we believe to be a strong earnings growth profile.

Despite our best efforts, however, we continue to be unable to avoid corporate governance issues completely. We disposed

Total Returns (%)
for periods ended 4/30/03

                                            Since
                     6 Months   1 Year    Inception
                     11/1/02-   5/1/02-    11/1/99-
                     4/30/03    4/30/03    4/30/03
------------------------------------------------------------

DLB EM                5.15       -8.81       1.34

MSCI EMF              5.93      -14.06      -6.12
Index

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 11/1/99


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                   DLB                                            DLB
                Emerging           MSCI                        Emerging           MSCI
                 Markets        EMF Index                       Markets        EMF Index
                 -------        ---------                       -------        ---------
10/31/1999     $100,000.00     $100,000.00      7/31/2001     $ 98,462.71     $ 78,531.55
11/30/1999     $108,100.00     $108,966.45      8/31/2001     $ 95,192.30     $ 77,756.92
12/31/1999     $122,600.00     $122,824.82      9/30/2001     $ 82,461.06     $ 65,721.74
 1/31/2000     $122,800.00     $123,556.86     10/31/2001     $ 87,249.88     $ 69,800.36
 2/29/2000     $124,300.00     $125,188.68     11/30/2001     $ 95,192.30     $ 77,087.76
 3/31/2000     $124,600.00     $125,799.63     12/31/2001     $ 99,983.80     $ 83,206.61
 4/30/2000     $116,100.00     $113,874.74      1/31/2002     $103,973.76     $ 86,026.31
 5/31/2000     $111,400.00     $109,166.94      2/28/2002     $108,198.43     $ 87,439.60
 6/30/2000     $121,300.00     $113,012.33      3/31/2002     $113,479.26     $ 92,699.21
 7/31/2000     $116,800.00     $107,200.16      4/30/2002     $114,887.49     $ 93,300.87
 8/31/2000     $118,200.00     $107,727.24      5/31/2002     $115,708.95     $ 91,814.31
 9/30/2000     $107,400.00     $ 98,320.94      6/30/2002     $110,428.12     $ 84,926.22
10/31/2000     $ 99,700.00     $ 91,192.38      7/31/2002     $103,399.91     $ 78,467.01
11/30/2000     $ 92,000.00     $ 83,219.08      8/31/2002     $103,988.07     $ 79,676.09
12/31/2000     $ 96,477.11     $ 85,228.25      9/30/2002     $ 96,106.62     $ 71,079.75
 1/31/2001     $106,638.74     $ 96,964.19     10/31/2002     $ 99,635.63     $ 75,691.95
 2/28/2001     $103,134.73     $ 89,371.78     11/30/2002     $104,929.14     $ 80,902.09
 3/31/2001     $ 93,907.50     $ 80,593.73     12/31/2002     $102,252.04     $ 78,214.07
 4/30/2001     $ 99,513.91     $ 84,576.01      1/31/2003     $101,294.17     $ 77,873.54
 5/31/2001     $102,667.52     $ 85,585.53      2/28/2003     $ 99,737.64     $ 75,771.74
 6/30/2001     $103,718.73     $ 83,828.73      3/31/2003     $ 95,427.25     $ 73,623.26
                                                4/30/2003     $104,766.43     $ 80,181.03

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Top 10 Equity Holdings, April 30, 2003
                                       % of Fund Assets

China Resources Enterprises, Ltd.            4.31

Samsung Electronics Co. Ltd. GDR 144A        3.57

Kasikornbank Public Company Ltd.             3.50

Electricity Generating Public Company, Ltd.  2.96

Samsung Fire & Marine Insurance Co. Ltd.     2.47

Pliva d.d. GDR 144A                          2.47

Hite Brewery Company Ltd.                    2.35

Gedeon Richter GDR 144A                      2.23

Companhia Vale do Rio Doce ADR               2.10

Housing Development Finance Corp. Ltd.       2.00

Total                                       27.96

Top 10 Countries, April 30, 2003
                                      % of Fund Holdings
China                                       14.67

South Korea                                 14.27

South Africa                                 8.58

Mexico                                       8.39

Thailand                                     7.39

Brazil                                       6.52

India                                        5.76

Malaysia                                     5.43

Hungary                                      4.05

Turkey                                       3.63

Total                                       78.69

Note: Portfolio Holdings and Top 10 Countries are subject to change

--------------------------------------------------------------------------------
of BYD, a newly listed Chinese battery manufacturer, which, to our dismay, decided to acquire a car company, while SK Telecom once again confounded our optimistic corporate governance assessment and was also sold during the period. We remain very cautious on the outlook for most technology companies, due to continuing margin pressure and excess capacity in the industry, and during the Reporting Period we reduced the Fund's exposure to the Taiwanese technology sector and disposed of holdings in Quanta Computer, and Sunplus Technology. Additionally, following a reassessment of the risk of "national service" which the company may be required to undertake as a result of the regime change referenced above, we halved the Fund's position in the Brazilian oil company Petrobras.

Disclosure Statement
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investments in securities of foreign issuers present greater risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations. These risks are increased for funds that invest in emerging markets.

The Fund's benchmark index is the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index), a free float-adjusted market capitalization index measuring equity market performance in 26 global emerging markets. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB Fixed Income Fund
--------------------------------------------------------------------------------

Fund Investment Objective
The DLB Fixed Income Fund seeks to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.

--------------------------------------------------------------------------------

Fund Facts
as of April 30, 2003

Inception Date: July 25, 1995

Benchmark:
  Lehman Brothers
  Aggregate Bond Index

Manager Tenure:
Ms. Wilson Kibbe:
  October 21, 1999
Mr. Nagle:
  Since Inception

Total Assets: $21.5 million

Ticker Symbol: DLBFX

Net Expense Ratio*: 0.55%

Cusip #: 232941104

Portfolio Managers
Mary Wilson Kibbe
Managing Director

David L. Babson & Company-
  Since 1999

MassMutual Life Insurance
  Company-17 years

David L. Nagle, CFA
Managing Director

David L. Babson & Company-
  Since 1986

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.07%.

--------------------------------------------------------------------------------
Fund Performance
For the six-month period ended May 31, 2003, the DLB Fixed Income Fund returned +4.90%, outperforming its benchmark, the Lehman Aggregate Bond Index, which returned +4.31% for the same period.


Market Highlights
Contrary to the stressful experience of 2002, bond investors are finding themselves in a bit of a sweet spot thus far in 2003. Absolute total returns have been strong-thirty-year Treasury notes have posted total returns in 2003 of over 11%-on the heels of declining interest rates, which continue to defy consensus by falling to what are now approximately 45 year lows. At the same time, risk appetites have turned decidedly higher over the past few months amid steady to rising stocks, slow (i.e. not negative) economic growth, massive doses of fiscal and monetary stimulus, a relatively short Iraqi conflict and overall diminished geo-political concerns. Investors, many of them caught in a long-standing bearish portfolio positions have been scrambling to add yield and risk, especially in the form of credit exposure-resulting in a long awaited rally in both the high grade and high yield sectors this year. Many of last year's high profile laggards have become this year's leaders, both in terms of individual issuers and industry sectors. AOL, Verizon, Sprint, Household and many other names in the telecom, energy and even the airline industries have outperformed the general market year to date. Mortgage-backed securities, while not keeping pace with the credit sectors, have done reasonably well of late despite record low mortgage rates and soaring prepayments.

Portfolio Highlights
Fund performance has clearly benefited from the rapid improvement in the credit sectors this year. The portfolio's overweight to corporates, with a bias toward industrials and a lower quality tilt, has had a positive impact on returns versus the Fund's benchmark.

While much of the corporate market has improved, however, there are still a few names in the Fund which continue to struggle such as Ford, GM, Visteon and other auto related issuers, Tenet Health Care, and those exposed to commercial aviation like GATX and Continental. We have begun to implement a modest maturity barbell in the portfolio, given the historically steep slope of the yield curve. We have also shifted the portfolio to a slight overweight position in mortgage backed securities, as valuations have cheapened in this sector. While some parts of the mortgage-backed securities market are still adjusting to the current low rate environment, other parts are arguably priced to what might be termed a "worst case scenario" and thus offer what we believe to be real value regardless of the future path of rates.

Total Returns (%)
for periods ended 4/30/03

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                     11/1/02-   5/1/02-    5/1/98-   7/25/95-
                     4/30/03    4/30/03    4/30/03   4/30/03
------------------------------------------------------------

DLB FI Fund           4.90        8.99       6.33       6.82

Lehman                4.31       10.47       7.58       7.75
Brothers Aggregate Bond Index


Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/25/95


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                                Lehman                                        Lehman
                                Brothers                                      Brothers
               DLB Fixed       Aggregate                     DLB Fixed       Aggregate
                 Income        Bond Index                      Income        Bond Index
                 ------        ----------                      ------        ----------
7/24/1995     $100,000.00     $100,000.00     30-Jun-99     $127,809.49     $130,157.81
31-Jul-95     $100,100.00     $100,284.65     31-Jul-99     $127,221.70     $129,603.67
31-Aug-95     $101,500.00     $101,494.96     31-Aug-99     $127,095.25     $129,537.74
30-Sep-95     $102,400.00     $102,482.36     30-Sep-99     $128,481.31     $131,041.61
31-Oct-95     $103,600.00     $103,815.12     31-Oct-99     $128,611.54     $131,525.10
30-Nov-95     $105,100.00     $105,370.78     30-Nov-99     $128,612.17     $131,515.68
31-Dec-95     $106,447.70     $106,849.52     31-Dec-99     $127,925.06     $130,881.48
31-Jan-96     $107,381.45     $107,559.07     31-Jan-00     $127,666.89     $130,452.93
29-Feb-96     $106,343.95     $105,689.45     29-Feb-00     $128,829.32     $132,030.57
31-Mar-96     $105,513.95     $104,954.78     31-Mar-00     $130,776.93     $133,769.91
30-Apr-96     $104,995.20     $104,364.54     30-Apr-00     $129,993.84     $133,386.88
31-May-96     $104,787.70     $104,152.61     31-May-00     $129,208.80     $133,325.65
30-Jun-96     $105,825.20     $105,551.30     30-Jun-00     $132,241.92     $136,099.47
31-Jul-96     $106,032.70     $105,840.14     31-Jul-00     $133,301.97     $137,334.90
31-Aug-96     $105,928.95     $105,662.75     31-Aug-00     $135,169.79     $139,325.40
30-Sep-96     $107,588.95     $107,504.13     30-Sep-00     $136,107.94     $140,201.34
31-Oct-96     $109,767.71     $109,885.50     31-Oct-00     $136,510.75     $141,129.10
30-Nov-96     $111,531.46     $111,767.68     30-Nov-00     $139,089.21     $143,436.68
31-Dec-96     $110,381.91     $110,728.48     31-Dec-00     $141,632.98     $146,097.49
31-Jan-97     $110,818.63     $111,067.56     31-Jan-01     $143,973.26     $148,486.72
28-Feb-97     $111,036.99     $111,343.83     28-Feb-01     $145,078.61     $149,780.22
31-Mar-97     $109,836.00     $110,109.98     31-Mar-01     $145,911.60     $150,532.15
30-Apr-97     $111,364.54     $111,758.26     30-Apr-01     $144,521.17     $149,907.38
31-May-97     $112,347.16     $112,814.73     31-May-01     $145,362.23     $150,811.58
30-Jun-97     $113,766.52     $114,153.77     30-Jun-01     $145,781.67     $151,381.41
31-Jul-97     $116,496.04     $117,232.13     31-Jul-01     $149,018.95     $154,765.89
31-Aug-97     $115,622.59     $116,232.17     31-Aug-01     $150,432.53     $156,538.18
30-Sep-97     $117,260.30     $117,946.38     30-Sep-01     $151,713.41     $158,362.28
31-Oct-97     $118,898.02     $119,657.46     31-Oct-01     $154,718.06     $161,676.12
30-Nov-97     $119,116.38     $120,208.46     30-Nov-01     $152,852.25     $159,447.00
31-Dec-97     $120,344.30     $121,418.77     31-Dec-01     $151,896.91     $158,434.49
31-Jan-98     $121,932.25     $122,977.58     31-Jan-02     $152,619.95     $159,716.54
28-Feb-98     $121,818.83     $122,884.96     28-Feb-02     $154,074.17     $161,264.26
31-Mar-98     $122,272.53     $123,307.23     31-Mar-02     $151,150.56     $158,582.07
30-Apr-98     $122,839.65     $123,950.84     30-Apr-02     $153,208.46     $161,657.49
31-May-98     $123,860.48     $125,126.63     31-May-02     $154,684.46     $163,030.81
30-Jun-98     $124,881.31     $126,187.80     30-Jun-02     $154,091.80     $164,441.18
31-Jul-98     $125,078.13     $126,456.24     31-Jul-02     $155,435.32     $166,424.73
31-Aug-98     $126,487.46     $128,514.23     31-Aug-02     $157,231.10     $169,234.24
30-Sep-98     $129,909.23     $131,523.53     30-Sep-02     $160,237.40     $171,975.69
31-Oct-98     $128,960.98     $130,828.11     31-Oct-02     $159,183.38     $171,191.65
30-Nov-98     $129,556.37     $131,570.62     30-Nov-02     $159,790.94     $171,146.47
31-Dec-98     $130,024.84     $131,966.21     31-Dec-02     $162,817.22     $174,681.26
31-Jan-99     $130,996.53     $132,908.08     31-Jan-03     $163,277.30     $174,830.61
28-Feb-99     $128,562.12     $130,587.93     28-Feb-03     $165,276.85     $177,250.80
31-Mar-99     $129,539.08     $131,311.61     31-Mar-03     $165,278.58     $177,113.71
30-Apr-99     $129,782.10     $131,727.61     30-Apr-03     $166,983.20     $178,575.59
31-May-99     $128,301.70     $130,573.80

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Top 10 Holdings, April 30, 2003
                                        % of Fund Assets

U.S. Treasury Bond, 5.5%, 2028               3.79

Federal Home Loan Mortgage Corp.,            3.12
  6%, 2028

J.P. Morgan Comm. Mortgage Fin. Corp.,       2.11
  6.507%, 2035

Gov't National Mortgage Association,         1.94
  6%, 2033

Federal Home Loan Mortgage Corp.,            1.94
  6.5%, 2033

U.S. Treasury Bond, 6.25%, 2023              1.93

Gov't National Mortgage Association.,        1.64
  7%, 2029

Federal National Mortgage Association,       1.55
  5.5%, 2033

Nat'l City Auto Receivables Trust 2002,      1.55
  4.04%, 2006

Federal National Mortgage Association        1.50
  6.5%, 2032

Total                                       21.07


Quality Breakdowns (%), April 30, 2003
                                       % of Fund Holdings

Treasury                                      7.8

Agency                                       36.8

AAA                                          15.6

AA                                            2.0

A                                            16.3

BBB                                          19.5

Below BBB                                     2.0


Note: Portfolio Holdings and Quality Breakdowns are subject to change

--------------------------------------------------------------------------------
Disclosure Statement
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Fund's benchmark index is the Lehman Brothers Aggregate Bond Index, an unmanaged index with index components for government and corporate securities, mortgage pass-through securities and asset backed securities. Securities in the Index are publicly issued, dollar-denominated and non convertible, of investment grade quality, and have at least one year to maturity and at least $150 million par amount outstanding. Performance measures for Index assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB High Yield Fund
--------------------------------------------------------------------------------

Fund Investment Objective
The DLB High Yield Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.


--------------------------------------------------------------------------------

Fund Facts
as of April 30, 2003

Inception Date:
  September 5, 2000

Benchmark:
  Lehman Brothers US
  Corporate High Yield

Manager Tenure:
  Since Inception

Total Assets: $31.7 million

Ticker Symbol: DLHYX

Net Expense Ratio*: 0.75%

Cusip #: 232941864

Portfolio Manager
Clifford M. Noreen

Managing Director
David L. Babson & Company-
  Since 2000

MassMutual Life Insurance
  Company-15 years


Jill A. Fields
Managing Director
David L. Babson & Company-
  Since 2000

MassMutual Life Insurance
  Company-3 years

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.00%.

--------------------------------------------------------------------------------
Fund Performance
The DLB High Yield Fund returned +19.71% for the six-month period ended April 30, 2003 (the "Reporting Period"). The Fund underperformed its benchmark index, the Lehman Brothers U.S. Corporate High Yield Index, which returned +22.75% for the same period.

Market Highlights
Returns for the high yield market as measured by the Lehman Brothers U.S. Corporate High Yield Index are reflective of the dramatic rebound in the market since November 2002. The rebound of the market is an indication of the resurgence of liquidity in the capital markets, significant refinancing activity by companies to alleviate near-term liquidity concerns, and a generally more positive global political and economic outlook. The lower tier portion of the market had the highest return of 30% for the period. As several large issuers averted potential bankruptcies, we saw returns in certain securities in excess of 30% for the period. Also, as the overall outlook for the market improved, investors continued the search for yield that further supported the robust return for the lower tier portion of the market. Cash inflows into high yield mutual funds rose to $16.9 billion for the four month period ended April 30, 2003. This compares to total high yield mutual fund inflows of $10.7 billion for 2002. We believe that the positive technicals of the market, along with a forecasted drop in default rates (expected to fall to 7% in 2003) and an improved economic outlook, support a strong tone for the market.

Portfolio Highlights
The High Yield Fund's top three industry concentrations during the Reporting Period were Broadcasting/Cable, Oil and Gas and Electronics. We believe that the Fund is currently positioned with over-weights in sectors with opportunistic upside and stable quality companies. The cable and utilities sectors, poor performers in the high yield universe in 2002, have presented positive opportunities in 2003. The Fund's over-weights in the cable sector and in several of the energy conglomerates provided the greatest total return opportunities for the Fund during the Reporting Period. Also, the allocation to more defensive sectors such as Gaming and Leisure contributed to the underperformance of the Fund relative o the high yield index. The Fund's performance was negatively affected by an investment in Healthsouth, which had an accouncement of a misstatement of earnings and eventually missed the coupon payment on its debt. However, several more significant positions in smaller industrial issuers that were trading at stressed levels in the fall had significant rallies over the Reporting Period. The overall credit quality of the Fund was lowered during the Reporting Period to take advantage of select opportunities in the lower-rated portion of the market. We believe opportunities in the market remain issuer specific. We continue to under-weight telecom and technology and overweight cable and select smaller issues that are undervalued by the market.

Total Returns (%)
for periods ended 4/30/03

                                            Since
                     6 Months   1 Year    Inception
                     11/1/02-   5/1/02-    9/5/00-
                     4/30/03    4/30/03    4/30/03
------------------------------------------------------------

DLB High Yield       19.71       13.57       6.45

Lehman               22.75        8.84       3.99
Brothers US
Corporate High Yield Index


Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 9/5/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                                  Lehman                                         Lehman
                                 Brothers                                       Brothers
                   DLB        US Corp. High                       DLB        US Corp. High
                High Yield     Yield Index                     High Yield     Yield Index
                ----------     -----------                     ----------     -----------
  9/4/2000     $100,000.00     $100,000.00      1/31/2002     $101,646.12     $ 99,391.64
 9/30/2000     $ 99,799.40     $ 98,939.39      2/28/2002     $101,081.91     $ 98,004.78
10/31/2000     $ 99,702.16     $ 95,770.26      3/31/2002     $103,237.42     $100,362.30
11/30/2000     $ 95,860.05     $ 91,977.45      4/30/2002     $103,924.78     $101,927.16
12/31/2000     $ 98,943.01     $ 93,754.20      5/31/2002     $104,500.22     $101,400.67
 1/31/2001     $105,090.96     $100,777.78      6/30/2002     $100,449.82     $ 93,925.41
 2/28/2001     $103,858.73     $102,119.41      7/31/2002     $ 97,307.83     $ 89,821.93
 3/31/2001     $100,638.25     $ 99,715.36      8/31/2002     $ 99,182.78     $ 92,383.00
 4/30/2001     $ 98,860.66     $ 98,473.46      9/30/2002     $ 98,945.78     $ 91,169.81
 5/31/2001     $ 99,071.34     $100,246.57     10/31/2002     $ 98,594.62     $ 90,375.04
 6/30/2001     $ 97,585.43     $ 97,434.60     11/30/2002     $103,847.46     $ 95,972.45
 7/31/2001     $ 98,656.38     $ 98,868.69     12/31/2002     $105,198.73     $ 97,314.52
 8/31/2001     $ 99,085.90     $100,034.45      1/31/2003     $107,507.61     $100,553.93
 9/30/2001     $ 95,291.59     $ 93,311.82      2/28/2003     $109,224.07     $101,794.96
10/31/2001     $ 98,125.62     $ 95,619.78      3/31/2003     $111,563.70     $104,722.11
11/30/2001     $101,310.11     $ 99,108.01      4/30/2003     $118,029.53     $110,936.46
12/31/2001     $100,636.88     $ 98,703.70

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Top 10 Holdings, April 30, 2003
                                        % of Fund Assets

Special Devices, Inc. Series B,              2.27
  11.375%, 2008

Imax Corporation, 7.875%, 2005               1.98

The AES Corporation, 8.875%, 2027            1.78

Cendant Corporation, 7.375%, 2013            1.76

British Sky Broadcasting PLC,                1.71
  6.875%, 2009

Intrawest Corporation, 9.75%, 2008           1.65

TRW Automotive, Inc. 144A, 11%, 2013         1.64

Bausch & Lomb, Inc., 6.95%, 2007             1.64

Tekni-Plex, Inc., 12.75%, 2010               1.61

Cooperative Computing, Inc., 9%, 2008        1.60

Total                                       17.64

Quality Weightings (%), April 30, 2003
                                      % of Fund Holdings

A                                             0.9

BAA                                           3.7

BA                                           24.2

B                                            51.4

CAA                                          18.3

CA                                            1.1

Not Rated                                     0.4

Note: Portfolio Holdings and Quality Weightings are subject to change

--------------------------------------------------------------------------------
Disclosure Statement

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance returns shown above assume the reinvestment of dividends at NAV, and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Fund invests in lower-rated, higher-yielding securities which pose a greater risk to principal than investments in higher-rated, investment-grade securities.

The Fund's benchmark index is the Lehman Brothers U.S. Corporate High Yield Index, which is comprised of fixed-rate, non-investment grade debt securities that are publicly issued, dollar-denominated and non-convertible, have at least one year to maturity and at least $150 million par amount outstanding. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

This report and the Fund financial statements contained herein are submitted for the general information of the shareholders of The DLB Fund Group. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus, which should be read carefully, and can be obtained, free of charge, by calling 1-877-766-0014.




































                          Babson Securities Corporation

                    One Memorial Drive, Cambridge, MA 02142

                                   April 2003

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DLB CORE GROWTH FUND

DLB CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 95.4%

ISSUER                                       SHARES        VALUE

AEROSPACE & DEFENSE - 2.8%
Lockheed Martin Corporation                  57,800  $ 2,892,890
                                                     -----------
BANKING - 5.8%
Citigroup, Inc.                              56,733    2,226,770
Freddie Mac                                  63,900    3,699,810
                                                     -----------
                                                       5,926,580
                                                     -----------
BEVERAGES, FOOD & TOBACCO - 6.4%
Altria Group, Inc.                           71,300    2,193,188
Anheuser-Busch Companies, Inc.               46,900    2,339,372
PepsiCo, Inc.                                47,200    2,042,816
                                                     -----------
                                                       6,575,376
                                                     -----------
CHEMICALS & PLASTICS - 1.6%
Air Products & Chemicals, Inc.               38,000    1,636,660
                                                     -----------
COMMERCIAL SERVICES - 1.5%
Paychex, Inc.                                49,400    1,538,316
                                                     -----------
COMPUTERS & INFORMATION - 0.7%
Cisco Systems, Inc. (*)                      29,400      442,176
EMC Corporation (*)                          32,000      290,880
                                                     -----------
                                                         733,056
                                                     -----------
COSMETICS & PERSONAL CARE - 4.0%
Gillette Company (The)                       68,700    2,091,915
Procter & Gamble Company                     21,900    1,967,715
                                                     -----------
                                                       4,059,630
                                                     -----------
DATA PROCESSING & PREPARATION - 5.2%
Automatic Data Processing, Inc.              86,200    2,898,906
Fiserv, Inc. (*)                             83,200    2,449,408
                                                     -----------
                                                       5,348,314
                                                     -----------
ELECTRICAL EQUIPMENT - 1.5%
General Electric Company                     52,600    1,549,070
                                                     -----------
ELECTRONICS - 1.8%
Microchip Technology, Inc.                   47,800      993,762
Molex, Inc.                                  35,400      826,236
                                                     -----------
                                                       1,819,998
                                                     -----------
ELECTRONICS/SEMICONDUCTORS - 7.4%
Analog Devices, Inc. (*)                     57,700    1,911,024
Linear Technology Corporation                82,200    2,833,434
Maxim Integrated Products, Inc.              70,900    2,785,661
                                                     -----------
                                                       7,530,119
                                                     -----------

DLB CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES        VALUE
FINANCIAL SERVICES - 5.4%
American Express Company                     66,200  $ 2,506,332
Berkshire Hathaway Inc. Cl. B (*)             1,300    3,031,600
                                                     -----------
                                                       5,537,932
                                                     -----------
HEAVY MACHINERY - 0.5%
Parker-Hannifin Corporation                  12,100      492,228
                                                     -----------
INSURANCE - 4.4%
American International Group, Inc.           77,687    4,501,962
                                                     -----------
MEDIA - BROADCASTING & PUBLISHING - 7.0%
Clear Channel Communication, Inc. (*)        85,200    3,332,172
Viacom, Inc. Cl. A (*)(+)                    88,900    3,860,038
                                                     -----------
                                                       7,192,210
                                                     -----------
MEDICAL SUPPLIES - 4.1%
Medtronic, Inc.                              67,600    3,227,224
Stryker Corporation                          14,600      978,346
                                                     -----------
                                                       4,205,570
                                                     -----------
NATIONAL COMMERCIAL BANKS - 1.5%
Wells Fargo & Company                        31,100    1,500,886
                                                     -----------
OIL & GAS - 6.1%
BP PLC Sponsored ADR (United Kingdom)        57,200    2,204,488
Exxon Mobil Corporation                      82,494    2,903,789
Royal Dutch Petroleum Company - N.Y.
 Reg. (Netherlands)                          28,200    1,152,816
                                                     -----------
                                                       6,261,093
                                                     -----------
PHARMACEUTICALS - 12.9%
Abbott Laboratories                          12,300      499,749
Amgen, Inc. (*)                              63,800    3,911,578
Johnson & Johnson                            51,100    2,879,996
Merck & Company, Inc.                        10,700      622,526
Pfizer, Inc.                                111,000    3,413,250
Wyeth                                        41,600    1,810,848
                                                     -----------
                                                      13,137,947
                                                     -----------
RETAILERS - 3.6%
Wal-Mart Stores, Inc.                        47,900    2,697,728
Walgreen Company                             30,900      953,574
                                                     -----------
                                                       3,651,302
                                                     -----------
SOFTWARE - 7.3%
Microsoft Corporation                       177,800    4,546,346
Symantec Corporation (*)                     65,900    2,896,305
                                                     -----------
                                                       7,442,651
                                                     -----------
STATE COMMERCIAL BANKS - 1.2%
Fifth Third Bancorp                          24,300    1,197,747
                                                     -----------

DLB CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES        VALUE
TELEPHONE SYSTEMS - 2.7%
BCE, Inc. (Canada)                           42,000  $   832,440
Verizon Communications, Inc.                 22,900      856,002
Vodafone Group PLC Sponsored ADR (United
 Kingdom) (+)                                51,400    1,015,664
                                                     -----------
                                                       2,704,106
                                                     -----------

TOTAL COMMON STOCKS (identified cost, $104,087,903)   97,435,643

                                          PRINCIPAL
                                             AMOUNT
SECURITY LENDING COLLATERAL - 1.9%
Bank of Montreal, 1.34%, due 05/01/03     $ 210,122      210,122
BNP Paribas, 1.25%, due 05/07/03            409,567      409,567
Merrill Lynch & Co., 1.48%, due 11/26/03    409,567      409,567
Merrimac Money Market Fund                  413,663      413,663
Royal Bank of Scotland, 1.24%, due
 05/07/03                                   491,481      491,481
                                                     -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,934,400)                                          1,934,400
REPURCHASE AGREEMENTS - 4.8%
Investors Bank & Trust Repurchase
 Agreement, 1.00%, dated 04/30/03,
 $4,890,290 due on 05/01/03 (secured by
 Federal Government Agency, 3.37%, due
 on 09/25/21, with value of $5,134,662)
 at cost                                  4,890,154    4,890,154
                                                     -----------

TOTAL INVESTMENTS (identified cost, $110,912,457)    104,260,197

Other assets, less liabilities - (2.1%)               (2,131,921)
                                                     -----------

NET ASSETS - 100%                                    $102,128,276
                                                     ===========

ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 95.7%

ISSUER                                       SHARES       VALUE

AEROSPACE & DEFENSE - 2.2%
Lockheed Martin Corporation                  28,400  $1,421,420
                                                     ----------
APPAREL RETAILERS - 2.3%
Limited Brands, Inc.                        101,800   1,480,172
                                                     ----------
BANKING - 6.3%
Citigroup, Inc.                              65,138   2,556,667
Freddie Mac                                  24,700   1,430,130
                                                     ----------
                                                      3,986,797
                                                     ----------
BEVERAGES, FOOD & TOBACCO - 6.6%
Diageo PLC ADR (United Kingdom)              31,940   1,421,649
H.J. Heinz Company                           44,500   1,329,660
Kellogg Company                              43,600   1,427,464
                                                     ----------
                                                      4,178,773
                                                     ----------
CHEMICALS & PLASTICS - 6.0%
Dow Chemical Company (The)                   39,500   1,289,280
E.I. du Pont de Nemours and Company          25,500   1,084,515
PPG Industries, Inc.                         29,400   1,426,194
                                                     ----------
                                                      3,799,989
                                                     ----------
COMMERCIAL SERVICES - 2.2%
Waste Management, Inc.                       62,900   1,366,188
                                                     ----------
COMPUTERS & INFORMATION - 4.6%
Apple Computer, Inc. (*)                     95,800   1,360,360
International Business Machines
 Corporation                                 18,500   1,570,650
                                                     ----------
                                                      2,931,010
                                                     ----------
DATA PROCESSING & PREPARATION - 1.2%
Automatic Data Processing, Inc.              22,000     739,860
                                                     ----------
ELECTRIC UTILITIES - 2.8%
Entergy Corporation                          25,400   1,183,894
Exelon Corporation                           11,400     604,656
                                                     ----------
                                                      1,788,550
                                                     ----------
ELECTRONICS - 3.4%
Rockwell Collins, Inc.                       99,200   2,120,896
                                                     ----------
ENTERTAINMENT & LEISURE - 1.0%
Walt Disney Company (The)                    34,000     634,440
                                                     ----------
FINANCIAL SERVICES - 9.6%
American Express Company                     38,900   1,472,754
Morgan Stanley                               22,600   1,011,350

DLB VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES       VALUE
FINANCIAL SERVICES - CONTINUED
SLM Corporation                              14,050  $1,573,600
Student Loan Corporation                     18,900   2,026,269
                                                     ----------
                                                      6,083,973
                                                     ----------
FOREST PRODUCTS & PAPER - 3.2%
Weyerhaeuser Company                         40,800   2,023,272
                                                     ----------
HEAVY MACHINERY - 0.6%
Parker-Hannifin Corporation                   9,100     370,188
                                                     ----------
INSURANCE - 8.5%
Allstate Corporation (The)                   31,800   1,201,722
American International Group, Inc.           36,400   2,109,380
Everest Re Group Ltd.                        11,500     800,975
Radian Group, Inc.                           31,900   1,266,430
                                                     ----------
                                                      5,378,507
                                                     ----------
MEDIA - BROADCASTING & PUBLISHING - 2.4%
Gannett Company, Inc.                        20,200   1,529,544
                                                     ----------
NATIONAL COMMERCIAL BANKS - 7.0%
Bank of America Corporation                  25,200   1,866,060
National City Corporation                    26,900     805,924
Wells Fargo & Company                        37,100   1,790,446
                                                     ----------
                                                      4,462,430
                                                     ----------
OIL & GAS - 8.6%
Apache Corporation                            9,345     535,001
BP PLC Sponsored ADR (United Kingdom)        36,416   1,403,473
Exxon Mobil Corporation                      62,400   2,196,480
Royal Dutch Petroleum Company - N.Y.
 Reg. (Netherlands)                          32,400   1,324,512
                                                     ----------
                                                      5,459,466
                                                     ----------
PHARMACEUTICALS - 5.3%
Bristol-Myers Squibb Company                 61,100   1,560,494
Pfizer, Inc.                                 57,800   1,777,350
                                                     ----------
                                                      3,337,844
                                                     ----------
RESTAURANTS - 2.9%
McDonald's Corporation                      108,200   1,850,220
                                                     ----------
RETAILERS - 1.1%
Rite Aid Corporation (*)                    211,900     720,460
                                                     ----------
STATE COMMERCIAL BANKS - 1.6%
Fifth Third Bancorp                          21,000   1,035,090
                                                     ----------
TELEPHONE SYSTEMS - 3.9%
BCE, Inc. (Canada) (+)                       30,700     608,474
Verizon Communications, Inc.                 49,900   1,865,262
                                                     ----------
                                                      2,473,736
                                                     ----------

DLB VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES       VALUE
TRANSPORTATION - 2.4%
Union Pacific Corporation                    25,800  $1,535,616
                                                     ----------

TOTAL COMMON STOCKS (identified cost, $57,235,180)   60,708,441

                                          PRINCIPAL
                                             AMOUNT
SECURITY LENDING COLLATERAL - 1.0%
Bank of Montreal, 1.34%, due 05/01/03     $  70,030      70,030
BNP Paribas, 1.25%, due 05/07/03            136,501     136,501
Merrill Lynch & Co., 1.48%, due 11/26/03    136,501     136,501
Merrimac Money Market Fund                  137,866     137,866
Royal Bank of Scotland, 1.24%, due
 05/07/03                                   163,802     163,802
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $644,700)                                             644,700
REPURCHASE AGREEMENTS - 3.9%
Investors Bank & Trust Repurchase
 Agreement, 1.00%, dated 04/30/03,
 $2,486,233 due on 05/01/03 (secured by
 Federal Government Agency, 5.464%, due
 on 06/11/26, with value of $2,610,712)
 at cost                                  2,486,164   2,486,164
                                                     ----------

TOTAL INVESTMENTS (identified cost, $60,366,044)     63,839,305

Other assets, less liabilities - (0.6%)                (391,893)
                                                     ----------

NET ASSETS - 100%                                    $63,447,412
                                                     ==========

ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%

ISSUER                                     SHARES       VALUE
ADVERTISING - 0.1%
Omnicom Group, Inc. (+)                       500  $   30,950
                                                   ----------
AEROSPACE & DEFENSE - 1.1%
Boeing Company (The)                        2,400      65,472
General Dynamics Corporation                  500      31,035
Goodrich Corporation                          400       5,628
Honeywell International, Inc.               2,300      54,280
Lockheed Martin Corporation                 1,300      65,065
Raytheon Company                            1,100      32,923
Textron, Inc.                                 400      11,796
                                                   ----------
                                                      266,199
                                                   ----------
AIRLINES - 0.1%
Southwest Airlines Company                  2,150      34,314
                                                   ----------
APPAREL RETAILERS - 0.3%
Gap, Inc.                                   2,500      41,575
Limited Brands, Inc.                        1,500      21,810
Nordstrom, Inc. (+)                           200       3,466
                                                   ----------
                                                       66,851
                                                   ----------
AUTOMOTIVE - 0.8%
AutoNation, Inc. (*)                          800      11,080
Cooper Tire & Rubber Company                  200       2,816
Dana Corporation                              600       5,574
Delphi Corporation                          4,700      39,480
Ford Motor Company (+)                      4,700      48,410
General Motors Corporation (+)              1,500      54,075
Paccar, Inc.                                  650      37,966
                                                   ----------
                                                      199,401
                                                   ----------
BANKING - 5.1%
Capital One Financial Corporation (+)       1,000      41,870
Charter One Financial, Inc.                   671      19,493
Citigroup, Inc.                            14,300     561,275
Fannie Mae                                  2,800     202,692
Freddie Mac                                 3,000     173,700
Golden West Financial Corporation             500      37,710
MBNA Corporation                            3,508      66,301
Providian Financial Corporation (*)           900       6,633
Washington Mutual, Inc.                     2,650     104,675
                                                   ----------
                                                    1,214,349
                                                   ----------
BEVERAGES, FOOD & TOBACCO - 5.4%
Adolph Coors Company Cl. B                    100       5,353
Altria Group, Inc.                          5,800     178,408
Anheuser-Busch Companies, Inc.              2,400     119,712
Archer-Daniels-Midland Company              1,825      20,221

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
BEVERAGES, FOOD & TOBACCO - CONTINUED
Brown Forman Corporation (+)                  200  $   15,308
Campbell Soup Company                       1,200      26,436
Coca-Cola Company (The)                     6,800     274,720
Coca-Cola Enterprises, Inc.                 1,300      25,337
ConAgra Foods, Inc.                         1,700      35,700
General Mills, Inc. (+)                     1,000      45,110
H.J. Heinz Company                            900      26,892
Hershey Foods Corporation                     400      26,100
Kellogg Company                             1,200      39,288
Pepsi Bottling Group, Inc. (The)              900      18,486
PepsiCo, Inc.                               4,820     208,610
RJ Reynolds Tobacco Holdings, Inc. (+)        200       5,634
Safeway, Inc. (*)                           1,300      21,606
Sara Lee Corporation                        2,200      36,916
Starbucks Corporation (*)                   1,800      42,282
SuperValu, Inc.                               500       8,235
Sysco Corporation                           1,800      51,714
UST, Inc.                                     300       9,399
Wrigley (Wm.) Jr. Company                     600      34,026
                                                   ----------
                                                    1,275,493
                                                   ----------
BUILDING MATERIALS - 0.0%
Louisiana-Pacific Corporation (*)             300       2,424
                                                   ----------
CHEMICALS & PLASTICS - 1.7%
Air Products & Chemicals, Inc.                600      25,842
Avery-Dennison Corporation                    300      15,903
Dow Chemical Company (The)                  2,400      78,336
E.I. du Pont de Nemours and Company         2,700     114,831
Eastman Chemical Company                      300       9,159
Engelhard Corporation                         400       9,820
Great Lakes Chemical Corporation              200       4,912
International Flavors & Fragrances, Inc.      300       9,534
Monsanto Company                            2,300      40,020
PPG Industries, Inc.                          500      24,255
Praxair, Inc.                                 500      29,040
Rohm & Haas Company                           600      19,866
Sealed Air Corporation (*)(+)                 200       8,570
                                                   ----------
                                                      390,088
                                                   ----------
COMMERCIAL SERVICES - 2.1%
Allied Waste Industries, Inc. (*)             900       7,470
Apollo Group, Inc. Cl. A (*)                  800      43,359
Cendant Corporation (*)                     2,800      39,984
Concord EFS, Inc. (*)                       3,600      49,788
eBay, Inc. (*)                                900      83,493
Ecolab, Inc.                                  200      10,218
Equifax, Inc.                                 400       9,276
Fluor Corporation                             400      13,828

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
COMMERCIAL SERVICES - CONTINUED
H&R Block, Inc. (+)                           800  $   30,896
Halliburton Company                         1,800      38,538
Moody's Corporation                           400      19,316
Paychex, Inc.                               1,100      34,254
Quest Diagnostics, Inc. (*)                   200      11,950
Quintiles Transnational Corporation (*)       300       4,215
R.R. Donnelley & Sons Company                 300       6,048
Ryder System, Inc.                          1,800      44,712
Waste Management, Inc.                      2,100      45,612
                                                   ----------
                                                      492,957
                                                   ----------
COMMUNICATIONS - 1.0%
ADC Telecommunications, Inc. (*)            2,300       5,492
Andrew Corporation (*)                        300       2,301
CIENA Corporation (*)(+)                    1,200       5,844
Citizens Communications Company (*)(+)        800       8,744
Corning, Inc. (*)(+)                        3,100      16,802
Motorola, Inc. (+)                          6,400      50,624
Network Appliance, Inc. (*)(+)                900      11,952
Nextel Communications, Inc. Cl. A (*)       2,600      38,454
Qualcomm, Inc.                              2,200      70,158
Scientific-Atlanta, Inc. (+)                  500       8,125
Tellabs, Inc. (*)                           1,200       7,416
                                                   ----------
                                                      225,912
                                                   ----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.3%
Autodesk, Inc.                                400       6,224
Computer Sciences Corporation (*)(+)          500      16,475
Sun Microsystems, Inc. (*)                  8,700      28,710
Unisys Corporation (*)                      1,000      10,400
                                                   ----------
                                                       61,809
                                                   ----------
COMPUTER PROGRAMMING SERVICES - 0.0%
Mercury Interactive Corporation (*)           300      10,182
                                                   ----------
COMPUTERS & INFORMATION - 5.1%
Apple Computer, Inc. (*)                      700       9,940
Cisco Systems, Inc. (*)                    20,285     305,086
Dell Computer Corporation (*)               7,200     208,152
EMC Corporation (*)                         9,000      81,810
Hewlett-Packard Company                     8,511     138,729
International Business Machines
 Corporation                                4,700     399,030
International Game Technology (*)             200      17,260
Jabil Circuit, Inc. (*)                       600      11,220
Pitney Bowes, Inc.                            700      24,577
Solectron Corporation (*)                   2,400       7,656
Symbol Technologies, Inc.                     700       7,651
                                                   ----------
                                                    1,211,111
                                                   ----------
CONTAINERS & PACKAGING - 0.3%
Ball Corporation                              800  $   44,928

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
Bemis Company, Inc.                           200       9,132
Pactiv Corporation (*)                        600      12,312
                                                   ----------
                                                       66,372
                                                   ----------
COSMETICS & PERSONAL CARE - 2.7%
Alberto-Culver Company Cl. B                  200       9,856
Avon Products, Inc.                           700      40,719
Colgate-Palmolive Company                   1,500      85,755
Gillette Company (The)                      3,000      91,350
Kimberly-Clark Corporation                  1,500      74,655
Procter & Gamble Company                    3,664     329,210
                                                   ----------
                                                      631,545
                                                   ----------
DATA PROCESSING & PREPARATION - 0.9%
Automatic Data Processing, Inc.             1,600      53,808
Deluxe Corporation                            900      39,609
First Data Corporation                      2,100      82,383
Fiserv, Inc. (*)                              600      17,664
IMS Health, Inc.                              700      10,780
                                                   ----------
                                                      204,244
                                                   ----------
ELECTRIC UTILITIES - 2.8%
Ameren Corporation                            400      16,392
American Electric Power Company, Inc.         700      18,466
CenterPoint Energy, Inc.                    1,900      15,010
Cinergy Corporation                           500      17,070
CMS Energy Corporation                     13,000      80,990
Consolidated Edison, Inc.                     400      15,548
Constellation Energy Group, Inc.              500      14,640
Dominion Resources, Inc.                      900      53,262
DTE Energy Company                            500      20,160
Duke Energy Corporation                     2,400      42,216
Edison International (*)                    1,000      14,590
Entergy Corporation                         1,000      46,610
Exelon Corporation                          1,300      68,952
FirstEnergy Corporation                       600      20,238
FPL Group, Inc.                               500      30,435
NiSource, Inc.                                500       9,450
PG&E Corporation (*)                        1,200      17,976
Pinnacle West Capital Corporation (+)         300       9,966
PPL Corporation                               500      18,100
Progress Energy, Inc.                         600      25,068
Public Service Enterprise Group, Inc.         600      23,082
Sempra Energy                                 600      16,104
Southern Company (The)                      2,000      58,180
                                                   ----------
                                                      652,505
                                                   ----------
ELECTRICAL EQUIPMENT - 3.7%
General Electric Company                   27,800  $  818,710
Johnson Controls, Inc.                        300      24,672

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
Kla-Tencor Corporation (*)(+)                 500      20,500
Rockwell Automation, Inc.                     600      13,680
                                                   ----------
                                                      877,562
                                                   ----------
ELECTRONICS - 0.7%
American Power Conversion Corporation
 (*)                                        2,600      40,508
Emerson Electric Company (+)                1,200      60,840
JDS Uniphase Corporation (*)                2,500       8,075
Power-One, Inc. (*)                           300       1,755
Rockwell Collins, Inc.                      2,100      44,898
                                                   ----------
                                                      156,076
                                                   ----------
ELECTRONICS/SEMICONDUCTORS - 2.7%
Altera Corporation (*)                      1,000      15,810
Analog Devices, Inc. (*)                    1,000      33,120
Broadcom Corporation Cl. A (*)                800      14,312
Intel Corporation                          18,400     338,560
Linear Technology Corporation                 900      31,023
Maxim Integrated Products, Inc.               800      31,432
National Semiconductor Corporation
 (*)(+)                                       500       9,365
Novellus Systems, Inc. (*)(+)                 500      14,020
Qlogic Corporation (*)(+)                     900      39,591
Texas Instruments, Inc.                     4,900      90,601
Xilinx, Inc. (*)                              900      24,363
                                                   ----------
                                                      642,197
                                                   ----------
ENTERTAINMENT & LEISURE - 0.8%
Brunswick Corporation                         300       6,549
Eastman Kodak Company (+)                     800      23,928
Harrah's Entertainment, Inc. (*)(+)           400      15,756
Mattel, Inc.                                1,100      23,914
Walt Disney Company (The)                   5,700     106,362
                                                   ----------
                                                      176,509
                                                   ----------
ENTERTAINMENT/MEDIA - 0.7%
AOL Time Warner, Inc. (*)                  12,496     170,945
                                                   ----------
FINANCIAL SERVICES - 3.3%
American Express Company                    3,700     140,082
Apartment Investment & Management
 Company Cl. A REIT                           200       7,552
Bear Stearns Companies, Inc. (The)            500      33,420
Countrywide Financial Corporation             600      40,560
Equity Office Properties Trust REIT         1,200      31,164
Equity Residential REIT                       700      18,137
Franklin Resources, Inc.                      700      24,416
Goldman Sachs Group, Inc. (The)             1,400     106,260
Janus Capital Group, Inc.                     600       8,340

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
FINANCIAL SERVICES - CONTINUED
Lehman Brothers Holdings, Inc. (+)            700  $   44,079
Merrill Lynch & Company, Inc.               2,400      98,520
Morgan Stanley                              3,100     138,725
Simon Property Group, Inc. REIT               600      22,032
SLM Corporation                               500      56,000
T. Rowe Price Group, Inc. (+)                 300       9,156
                                                   ----------
                                                      778,443
                                                   ----------
FOOD RETAILERS - 0.3%
Albertson's, Inc.                           1,100      21,846
Kroger Company (The) (*)                    2,700      38,610
Winn-Dixie Stores, Inc. (+)                   400       5,012
                                                   ----------
                                                       65,468
                                                   ----------
FOREST PRODUCTS & PAPER - 0.4%
Boise Cascade Corporation                     200       4,594
Georgia-Pacific Corporation                   600       9,264
International Paper Company                 1,400      50,050
MeadWestvaco Corporation                      300       7,077
Weyerhaeuser Company (+)                      600      29,754
                                                   ----------
                                                      100,739
                                                   ----------
HEALTH CARE PROVIDERS - 0.9%
HCA, Inc.                                   1,300      41,730
Health Management Associates, Inc.            400       6,824
Humana, Inc. (*)                            3,800      41,990
Manor Care, Inc. (*)(+)                       300       5,835
Tenet Healthcare Corporation (*)            1,300      19,292
UnitedHealth Group, Inc.                      800      73,704
Wellpoint Health Networks, Inc. (*)           400      30,376
                                                   ----------
                                                      219,751
                                                   ----------
HEAVY CONSTRUCTION - 0.2%
Centex Corporation                            700      46,214
                                                   ----------
HEAVY MACHINERY - 0.8%
American Standard Companies, Inc. (*)         200      14,238
Black & Decker Corporation                    300      12,375
Deere & Company                               700      30,821
Ingersoll-Rand Company Cl. A                  600      26,448
McDermott International, Inc. (*)             200         650
Pall Corporation                              300       6,336
Stanley Works (The)                           200       4,806
United Technologies Corporation             1,400      86,534
W.W. Grainger, Inc.                           300      13,845
                                                   ----------
                                                      196,053
                                                   ----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
KB Home                                       800      39,416

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - CONTINUED
Maytag Corporation                            300  $    6,252
Newell Rubbermaid, Inc. (+)                   700      21,336
Pulte Homes, Inc. (+)                         700      40,593
Whirlpool Corporation                         200      10,698
                                                   ----------
                                                      118,295
                                                   ----------
HOUSEHOLD PRODUCTS - 0.3%
Clorox Company (The)                          900      40,698
Fortune Brands, Inc.                          400      19,360
Snap-On, Inc.                                 200       5,870
                                                   ----------
                                                       65,928
                                                   ----------
INFORMATION RETRIEVAL SERVICES - 0.2%
Yahoo!, Inc. (*)                            1,700      42,126
                                                   ----------
INSURANCE - 5.8%
ACE Ltd.                                      800      26,464
Aetna, Inc.                                   400      19,920
Aflac, Inc.                                 1,500      49,065
Allstate Corporation (The)                  2,900     109,591
AMBAC Financial Group, Inc.                   400      23,340
American International Group, Inc.          7,126     412,952
Anthem, Inc. (*)                              700      48,048
Aon Corporation                               800      17,728
Chubb Corporation                             500      26,445
Cigna Corporation                             500      26,150
Cincinnati Financial Corporation              500      18,425
Hartford Financial Services Group, Inc.
 (The)                                      1,100      44,836
Jefferson-Pilot Corporation                   500      20,045
John Hancock Financial Services, Inc.
 (+)                                          900      26,118
Lincoln National Corporation                  500      15,980
Loews Corporation                             900      37,143
Marsh & McLennan Companies, Inc.            1,400      66,752
MBIA, Inc.                                    450      20,115
Metlife, Inc. (+)                           2,000      57,460
MGIC Investment Corporation                   300      13,638
Principal Financial Group, Inc.             1,000      29,100
Progressive Corporation                       700      47,600
Prudential Financial, Inc.                  1,600      51,152
Safeco Corporation                          1,000      38,510
St. Paul Companies, Inc. (The)                600      20,604
Torchmark Corporation                         400      15,500
Travelers Property Casualty Corporation
 Cl. B                                      2,900      47,125
UnumProvident Corporation                     700       8,050
XL Capital Ltd. Cl. A (Bermuda) (+)           400      32,920
                                                   ----------
                                                    1,370,776
                                                   ----------
LODGING - 0.2%
Hilton Hotels Corporation                     800      10,656

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
LODGING - CONTINUED
Marriott International, Inc. Cl. A (+)        500  $   17,955
Starwood Hotels & Resorts Worldwide,
 Inc.                                         500      13,420
                                                   ----------
                                                       42,031
                                                   ----------
MANUFACTURING - 1.5%
3M Company                                  1,100     138,644
Cooper Industries, Ltd. Cl. A                 300      11,130
Danaher Corporation (+)                       500      34,490
Eaton Corporation                             200      16,414
Illinois Tool Works, Inc.                     824      52,720
ITT Industries, Inc.                          300      17,490
Tyco International Ltd. (Bermuda)           5,631      87,844
                                                   ----------
                                                      358,732
                                                   ----------
MEDIA - BROADCASTING & PUBLISHING - 2.4%
American Greetings Corporation (*)            200       2,912
Clear Channel Communication, Inc. (*)       1,800      70,398
Comcast Corporation Cl. A (*)(+)            3,490     111,366
Dow Jones & Company, Inc.                     300      11,880
Gannett Company, Inc.                         700      53,004
Knight-Ridder, Inc. (+)                       100       6,455
McGraw-Hill Companies, Inc. (The)             600      35,034
Meredith Corporation                          200       8,644
New York Times Company                        400      18,552
Tribune Company                               900      44,082
Viacom, Inc. Cl. B (*)                      4,900     212,709
                                                   ----------
                                                      575,036
                                                   ----------
MEDICAL SUPPLIES - 2.3%
Agilent Technologies, Inc. (*)              1,300      20,826
Allergan, Inc.                                200      14,050
Applera Corporation - Applied Biosystems
 Group                                        600      10,518
Bausch & Lomb, Inc.                           200       7,032
Baxter International, Inc.                  1,700      39,100
Becton Dickinson & Company                    800      28,320
Biomet, Inc.                                  750      22,845
Boston Scientific Corporation (*)           1,200      51,660
C.R. Bard, Inc.                               700      44,366
Guidant Corporation (*)                     1,300      50,687
Medtronic, Inc.                             3,300     157,542
St. Jude Medical, Inc. (*)(+)                 500      26,230
Stryker Corporation                           600      40,206
Thermo Electron Corporation (*)               500       9,085
Waters Corporation (*)                        300       7,203
Zimmer Holdings, Inc. (*)(+)                  500      23,450
                                                   ----------
                                                      553,120
                                                   ----------
METALS - 0.5%
Alcoa, Inc.                                 2,300      52,739

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
METALS - CONTINUED
Crane Company                                 200  $    3,906
Freeport-McMoRan Copper & Gold, Inc.          300       5,193
Newmont Mining Corporation (+)              1,100      29,722
Nucor Corporation                             300      12,255
Phelps Dodge Corporation (*)                  300       9,357
United States Steel Corporation               300       4,296
Worthington Industries, Inc.                  300       4,029
                                                   ----------
                                                      121,497
                                                   ----------
NATIONAL COMMERCIAL BANKS - 7.0%
AmSouth Bancorporation                      1,000      21,050
Bank of America Corporation                 5,300     392,465
Bank One Corporation                        3,300     118,965
BB&T Corporation                            1,300      42,380
Comerica, Inc.                                500      21,755
First Tennessee National Corporation          400      17,520
Fleet Boston Financial Corporation          3,000      79,560
Huntington Bancshares, Inc.                   700      13,622
J.P. Morgan Chase & Company                 5,464     160,368
KeyCorp                                     1,200      28,932
Marshall & Ilsley Corporation                 700      20,594
National City Corporation                   1,700      50,932
PNC Financial Services Group, Inc.            800      35,120
Regions Financial Corporation                 700      23,597
SouthTrust Corporation                      1,000      26,861
SunTrust Banks, Inc.                          800      45,776
Synovus Financial Corporation                 800      15,576
U.S. Bancorp                                5,400     119,610
Union Planters Corporation                  1,500      42,810
Wachovia Corporation                        3,800     145,198
Wells Fargo & Company                       4,700     226,822
Zions Bancorporation                          300      14,781
                                                   ----------
                                                    1,664,294
                                                   ----------
OFFICE EQUIPMENT/SUPPLIES - 0.2%
Lexmark International Group, Inc. (*)(+)      500      37,255
Xerox Corporation (*)(+)                    2,100      20,706
                                                   ----------
                                                       57,961
                                                   ----------
OIL & GAS - 5.7%
Amerada Hess Corporation                      800      36,120
Anadarko Petroleum Corporation                700      31,080
Apache Corporation                            662      37,900
Ashland, Inc.                                 200       5,930
BJ Services Company (*)(+)                    600      21,906
Burlington Resources, Inc.                    600      27,786
ChevronTexaco Corporation                   2,909     182,714
ConocoPhillips                              1,941      97,632
Devon Energy Corporation                      500      23,625

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
OIL & GAS - CONTINUED
El Paso Corporation (+)                     1,984  $   14,880
EOG Resources, Inc.                           200       7,476
Exxon Mobil Corporation                    18,700     658,240
Kerr-McGee Corporation                        200       8,422
KeySpan Corporation                           400      13,548
Kinder Morgan, Inc.                           400      18,808
Marathon Oil Corporation                    1,000      22,770
Nabors Industries Ltd. (*)                    400      15,680
Nicor, Inc.                                   200       6,012
Noble Corporation (*)                         500      15,475
Occidental Petroleum Corporation            1,100      32,835
Peoples Energy Corporation                    100       3,885
Rowan Companies, Inc.                         400       8,200
Sunoco, Inc.                                  200       7,442
Transocean, Inc. (Cayman Islands)           1,200      22,860
Unocal Corporation                            700      19,390
Williams Companies, Inc. (The)              2,000      13,900
                                                   ----------
                                                    1,354,516
                                                   ----------
PHARMACEUTICALS - 11.0%
Abbott Laboratories                         4,300     174,709
AmerisourceBergen Corporation                 400      23,140
Amgen, Inc. (*)                             3,604     220,961
Biogen, Inc. (*)(+)                           500      18,995
Bristol-Myers Squibb Company                5,400     137,916
Cardinal Health, Inc.                       1,300      71,864
Chiron Corporation (*)                        600      24,498
Eli Lilly & Company                         1,700     108,494
Forest Laboratories, Inc. (*)               1,000      51,720
Genzyme Corporation (*)                       600      24,168
Johnson & Johnson                           8,284     466,886
King Pharmaceuticals, Inc. (*)                700       8,827
McKesson Corporation (+)                    1,000      27,740
Medimmune, Inc. (*)(+)                        700      24,689
Merck & Company, Inc.                       6,300     366,534
Pfizer, Inc.                               19,165     589,324
Schering-Plough Corporation                 4,100      74,210
Sigma Aldrich Corporation                     200       9,964
Watson Pharmaceutical, Inc. (*)               300       8,721
Wyeth                                       3,700     161,061
                                                   ----------
                                                    2,594,421
                                                   ----------
PREPACKAGED SOFTWARE - 4.9%
Adobe Systems, Inc.                           600      20,736
BMC Software, Inc. (*)                        700      10,444
Computer Associates International, Inc.     1,500      24,360
Compuware Corporation (*)                   1,300       5,707
Electronic Arts, Inc. (*)                     300      17,781
Intuit, Inc. (*)                              800      31,024
Microsoft Corporation                      29,794     761,833
Novell, Inc. (*)                            1,100       3,025

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
PREPACKAGED SOFTWARE - CONTINUED
Oracle Corporation (*)                     14,900  $  177,012
Peoplesoft, Inc. (*)                          900      13,527
Siebel Systems, Inc. (*)                    4,600      39,882
Sungard Data Systems, Inc. (*)                900      19,350
Veritas Software Corporation (*)            1,200      26,412
                                                   ----------
                                                    1,151,093
                                                   ----------
RESTAURANTS - 0.4%
Darden Restaurants, Inc.                      550       9,631
McDonald's Corporation                      3,500      59,850
Wendy's International, Inc.                   400      11,616
Yum! Brands, Inc. (*)                         900      22,230
                                                   ----------
                                                      103,327
                                                   ----------
RETAILERS - 5.9%
AutoZone, Inc. (*)                            300      24,243
Bed Bath & Beyond, Inc. (*)                   800      31,608
Best Buy Company, Inc. (*)                  1,000      34,580
Big Lots, Inc. (*)                            400       5,008
CVS Corporation (+)                         1,400      33,894
Dillards, Inc. Cl. A                          300       4,194
Dollar General Corporation (+)                900      13,086
Family Dollar Stores, Inc.                    500      17,095
Federated Department Stores, Inc. (*)       1,300      39,806
Home Depot, Inc. (The)                      7,000     196,910
J.C. Penney Company, Inc. (+)                 900      15,354
Lowe's Companies, Inc.                      2,400     105,336
May Department Stores Company (The)           900      19,458
Office Depot, Inc. (*)                        900      11,394
RadioShack Corporation (+)                    500      11,855
Sears Roebuck and Company (+)                 900      25,506
Sherwin-Williams Company                      500      13,940
Staples, Inc. (*)                           1,500      28,560
Target Corporation                          2,700      90,288
TJX Companies, Inc. (+)                     1,500      28,875
Toys 'R' Us, Inc. (*)                         600       6,150
Wal-Mart Stores, Inc.                      11,400     642,048
                                                   ----------
                                                    1,399,188
                                                   ----------
STATE COMMERCIAL BANKS - 0.1%
North Fork Bancorporation (+)                 400      12,944
                                                   ----------
TELEPHONE SYSTEMS - 3.5%
Alltel Corporation                            900      42,174
AT&T Corporation - Ex Distribution (+)      2,220      37,851
AT&T Wireless Services, Inc. (*)            7,500      48,450
BellSouth Corporation                       5,100     129,999
CenturyTel, Inc.                              400      11,780
Qwest Communications International, Inc.
 (*)                                        3,700      13,949
SBC Communications, Inc.                    8,900     207,904
Sprint Corporation (FON Group)              3,600      41,436

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
TELEPHONE SYSTEMS - CONTINUED
Sprint Corporation (PCS Group) (*)          1,700  $    5,950
Verizon Communications, Inc.                7,700     287,826
                                                   ----------
                                                      827,319
                                                   ----------
TEXTILES, CLOTHING & FABRICS - 0.8%
Jones Apparel Group, Inc. (*)               1,500      42,780
Liz Claiborne, Inc.                         1,500      48,795
Nike, Inc. Cl. B                              800      42,824
Reebok International Ltd. (*)(+)            1,300      40,378
VF Corporation                                400      15,736
                                                   ----------
                                                      190,513
                                                   ----------
TRANSPORTATION - 1.8%
Burlington Northern Santa Fe Corporation    1,300      36,608
Carnival Corporation (Panama) (+)           1,700      46,903
CSX Corporation                               656      20,979
FedEx Corporation                             900      53,892
Norfolk Southern Corporation                1,100      23,331
Union Pacific Corporation                     800      47,616
United Parcel Service, Inc. Cl. B           3,100     192,572
                                                   ----------
                                                      421,901
                                                   ----------
TRAVEL SERVICES - 0.0%
Sabre Holdings Corporation                    400       8,364
                                                   ----------
TOTAL COMMON STOCKS (identified cost,
  $25,326,062)                                     23,500,045

                                          PRINCIPAL
                                             AMOUNT
SECURITY LENDING COLLATERAL - 6.8%
Bank of Montreal, 1.34%, due 05/01/03      $175,732     175,732
BNP Paribas, 1.25%, due 05/07/03           342,535      342,535
Merrill Lynch & Co., 1.48%, due 11/26/03   342,534      342,534
Merrimac Money Market Fund                 345,960      345,960
Royal Bank of Scotland, 1.24%, due
 05/07/03                                  411,041      411,041
                                                     ----------
TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,617,802)                                         1,617,802
REPURCHASE AGREEMENTS - 0.7%
Investors Bank & Trust Repurchase
 Agreement, 1.00%, dated 04/30/03,
 $153,777 due on 05/01/03 (secured by
 Federal Government Agency, 3.32%, due
 on 08/25/22, with value of $161,461) at
 cost                                      153,773      153,773
                                                     ----------
TOTAL INVESTMENTS (identified cost, $27,097,637)     25,271,620

Other assets, less liabilities - (6.8%)              (1,604,333)
                                                     ----------
NET ASSETS - 100%                                    $23,667,287
                                                     ==========

REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 100.0%

ISSUER                                     SHARES       VALUE
ADVERTISING - 0.3%
Catalina Marketing Corporation (*)            100  $    1,783
Getty Images, Inc. (*)                        300      10,155
Omnicom Group, Inc. (+)                       700      43,330
                                                   ----------
                                                       55,268
                                                   ----------
AEROSPACE & DEFENSE - 0.3%
Alliant Techsystems, Inc. (*)(+)              200      10,744
General Dynamics Corporation                  200      12,414
Honeywell International, Inc.                 300       7,080
Lockheed Martin Corporation                   500      25,025
                                                   ----------
                                                       55,263
                                                   ----------
AIRLINES - 0.0%
JetBlue Airways Corporation (*)(+)            150       4,714
SkyWest, Inc.                                 200       2,558
                                                   ----------
                                                        7,272
                                                   ----------
APPAREL RETAILERS - 1.0%
Abercrombie & Fitch Company (*)               700      23,016
American Eagle Outfitters, Inc. (*)           500       8,750
Chico's FAS, Inc. (*)(+)                      200       4,868
Gap, Inc.                                   2,300      38,249
Kohl's Corporation (*)                        600      34,080
Limited Brands, Inc.                          640       9,306
Ross Stores, Inc.                             500      18,950
Talbots, Inc.                                 220       6,303
Timberland Company (The) Cl. A (*)(+)         400      19,996
                                                   ----------
                                                      163,518
                                                   ----------
AUTOMOTIVE - 0.4%
Copart, Inc. (*)                              700       5,908
Harley-Davidson, Inc.                       1,100      48,884
Sonic Automotive, Inc. (*)                    100       1,725
SPX Corporation (*)                           100       3,380
                                                   ----------
                                                       59,897
                                                   ----------
BANKING - 4.7%
Capital One Financial Corporation (+)       1,000      41,870
Citigroup, Inc.                             4,200     164,850
Commerce Bancorp, Inc. (+)                    200       8,134
Fannie Mae                                  4,300     311,277
Freddie Mac                                 3,100     179,490
MBNA Corporation                            4,000      75,600
New York Community Bancorp, Inc. (+)          500      17,360
Providian Financial Corporation (*)           400       2,948
                                                   ----------
                                                      801,529
                                                   ----------
BEVERAGES, FOOD & TOBACCO - 6.8%
Altria Group, Inc.                          5,000  $  153,800

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
Anheuser-Busch Companies, Inc.              2,200     109,736
Brown Forman Corporation (+)                  100       7,654
Coca-Cola Company (The)                     6,600     266,640
Coca-Cola Enterprises, Inc.                 1,000      19,490
Constellation Brands, Inc. Cl. A (*)          300       8,043
General Mills, Inc. (+)                     1,000      45,110
H.J. Heinz Company                            600      17,928
Hershey Foods Corporation                     100       6,525
Kellogg Company                               600      19,644
Kraft Foods, Inc. Cl. A                       200       6,180
McCormick & Company                           200       4,958
Pepsi Bottling Group, Inc. (The)              700      14,378
PepsiCo, Inc.                               6,790     293,871
Performance Food Group Company (*)            200       7,016
Safeway, Inc. (*)                             800      13,296
Sara Lee Corporation                        1,500      25,170
Starbucks Corporation (*)                   1,900      44,631
Sysco Corporation                           2,500      71,825
UST, Inc.                                     300       9,399
Wrigley (Wm.) Jr. Company                     400      22,684
                                                   ----------
                                                    1,167,978
                                                   ----------
CHEMICALS & PLASTICS - 0.2%
Avery-Dennison Corporation                    200      10,602
International Flavors & Fragrances, Inc.      100       3,178
Scotts Company (The) Cl. A (*)                200      11,390
Sealed Air Corporation (*)(+)                 300      12,855
                                                   ----------
                                                       38,025
                                                   ----------
COMMERCIAL SERVICES - 2.9%
Allied Waste Industries, Inc. (*)             400       3,320
AMN Healthcare Services, Inc. (*)(+)          100         910
Apollo Group, Inc. Cl. A (*)                  556      30,135
BearingPoint, Inc. (*)                      1,200       9,804
Career Education Corporation (*)              200      12,026
Certegy, Inc. (*)(+)                          200       4,998
Concord EFS, Inc. (*)                       1,200      16,596
Convergys Corporation (*)                     600       9,732
DeVry, Inc. (*)                               800      18,512
Dun & Bradstreet Corporation (*)              200       7,560
eBay, Inc. (*)                                739      68,557
Ecolab, Inc.                                  420      21,458
Education Management Corporation (*)          200       9,764
Equifax, Inc.                                 700      16,233
Fluor Corporation                             100       3,457
H&R Block, Inc. (+)                           900      34,758
Halliburton Company                         1,400      29,974
Hotels.com Cl. A (*)(+)                       300      21,480

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
COMMERCIAL SERVICES - CONTINUED
Iron Mountain, Inc. (*)(+)                    150  $    5,977
Jacobs Engineering Group, Inc. (*)            100       4,115
Manpower, Inc.                                200       6,576
Moody's Corporation                           500      24,145
Omnicare, Inc.                                100       2,652
Paychex, Inc.                               1,400      43,596
PerkinElmer, Inc.                             100         992
Pharmaceutical Product Development, Inc.
 (*)                                          200       5,234
Quest Diagnostics, Inc. (*)(+)                300      17,925
Quintiles Transnational Corporation (*)       200       2,810
R.R. Donnelley & Sons Company                 100       2,016
Rent-A-Center, Inc. (*)                       300      19,260
Reynolds & Reynolds Company Cl. A             200       5,762
United Rentals, Inc. (*)                      100       1,030
University of Phoenix Online (*)              366      16,155
Viad Corporation                              800      16,088
Waste Management, Inc.                        400       8,688
                                                   ----------
                                                      502,295
                                                   ----------
COMMUNICATIONS - 2.0%
ADC Telecommunications, Inc. (*)            5,900      14,089
Advanced Fibre Communication, Inc. (*)      1,000      15,300
CIENA Corporation (*)(+)                    3,400      16,558
Citizens Communications Company (*)(+)        500       5,465
Comverse Technology, Inc. (*)               1,200      15,684
Corning, Inc. (*)                           1,900      10,298
EchoStar Communications Corporation Cl.
 A (*)(+)                                     900      26,964
Harris Corporation                            100       2,856
L-3 Communications Holdings, Inc. (*)         200       8,880
Motorola, Inc.                              3,500      27,685
Network Appliance, Inc. (*)(+)              1,100      14,608
Nextel Communications, Inc. Cl. A (*)       3,000      44,370
Polycom, Inc. (*)                             200       1,964
Qualcomm, Inc.                              3,400     108,426
Tellabs, Inc. (*)                           1,000       6,180
UTStarcom, Inc. (*)(+)                        800      17,417
                                                   ----------
                                                      336,744
                                                   ----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.3%
Autodesk, Inc.                                200       3,112
Cadence Design Systems, Inc. (*)            1,000      11,430
Computer Sciences Corporation (*)(+)          100       3,295
Sun Microsystems, Inc. (*)                  7,100      23,430
Synopsys, Inc. (*)                            200       9,728
Unisys Corporation (*)                        200       2,080
                                                   ----------
                                                       53,075
                                                   ----------
COMPUTER PROGRAMMING SERVICES - 0.2%
Macromedia, Inc. (*)                        1,000      12,610

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
COMPUTER PROGRAMMING SERVICES - CONTINUED
Mercury Interactive Corporation (*)(+)        300  $   10,182
RealNetworks, Inc. (*)                        300       1,539
VeriSign, Inc. (*)                            900      11,178
                                                   ----------
                                                       35,509
                                                   ----------
COMPUTER RELATED SERVICES - 0.1%
Checkfree Corporation (*)(+)                  100       2,757
GTECH Holdings Corporation (*)                600      20,202
Ingram Micro, Inc. Cl. A (*)                  100       1,000
                                                   ----------
                                                       23,959
                                                   ----------
COMPUTERS & INFORMATION - 6.9%
CDW Computer Centers, Inc. (*)(+)             300      12,792
Cisco Systems, Inc. (*)                    31,300     470,752
Dell Computer Corporation (*)               8,600     248,626
EMC Corporation (*)                         6,500      59,085
Emulex Corporation (*)                        300       6,147
International Business Machines
 Corporation                                3,000     254,700
International Game Technology (*)             352      30,378
Jabil Circuit, Inc. (*)                       600      11,220
Juniper Networks, Inc. (*)(+)               1,000      10,220
Lexmark International Group, Inc. (*)(+)      600      44,706
Solectron Corporation (*)                   1,500       4,785
Storage Technology Corporation (*)            900      22,248
Symbol Technologies, Inc.                     400       4,372
Zebra Technologies Corporation Cl. A (*)      100       6,667
                                                   ----------
                                                    1,186,698
                                                   ----------
CONTAINERS & PACKAGING - 0.1%
Ball Corporation                              200      11,232
                                                   ----------
COSMETICS & PERSONAL CARE - 3.0%
Colgate-Palmolive Company                   1,800     102,906
Dial Corporation (The)                        500      10,415
Estee Lauder Companies, Inc. (The) Cl. A      500      16,250
Gillette Company (The)                      2,300      70,035
Kimberly-Clark Corporation                  1,000      49,770
Procter & Gamble Company                    2,900     260,565
                                                   ----------
                                                      509,941
                                                   ----------
DATA PROCESSING & PREPARATION - 1.8%
Affiliated Computer Services, Inc. Cl. A
 (*)                                          300      14,310
Automatic Data Processing, Inc.             2,300      77,349
Ceridian Corporation (*)                      400       5,580
Deluxe Corporation                            500      22,005
First Data Corporation                      3,700     145,151
Fiserv, Inc. (*)                              750      22,080
Global Payments, Inc.                         200       6,202

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
DATA PROCESSING & PREPARATION - CONTINUED
IMS Health, Inc.                            1,000  $   15,400
WebMD Corporation (*)                         500       4,820
                                                   ----------
                                                      312,897
                                                   ----------
ELECTRIC UTILITIES - 0.0%
Mirant Corporation (*)                      1,000       3,310
                                                   ----------
ELECTRICAL EQUIPMENT - 6.8%
Energizer Holdings, Inc. (*)                  500      14,410
General Electric Company                   38,300   1,127,935
Kla-Tencor Corporation (*)(+)                 700      28,700
                                                   ----------
                                                    1,171,045
                                                   ----------
ELECTRONICS - 0.5%
Adaptec, Inc. (*)                             200       1,368
American Power Conversion Corporation
 (*)                                        1,200      18,696
General Motors Corporation Cl. H (*)        1,800      21,240
Gentex Corporation (*)                        300       9,060
JDS Uniphase Corporation (*)                2,200       7,106
RF Micro Devices, Inc. (*)                    500       2,375
Rockwell Collins, Inc.                      1,200      25,656
Sanmina-SCI Corporation (*)                 1,000       4,800
                                                   ----------
                                                       90,301
                                                   ----------
ELECTRONICS/SEMICONDUCTORS - 5.2%
Altera Corporation (*)                      1,400      22,134
Analog Devices, Inc. (*)                    1,300      43,056
Applied Materials, Inc. (*)                 3,700      54,020
Applied Micro Circuits Corporation (*)      1,000       4,480
Broadcom Corporation Cl. A (*)                300       5,367
Integrated Circuit Systems, Inc. (*)          300       6,516
Intel Corporation                          25,700     472,880
International Rectifier Corporation (*)       400       9,048
Linear Technology Corporation               1,200      41,364
Maxim Integrated Products, Inc.               700      27,503
National Semiconductor Corporation
 (*)(+)                                       500       9,365
Novellus Systems, Inc. (*)(+)                 600      16,824
Nvidia Corporation (*)(+)                     400       5,708
PMC-Sierra, Inc. (*)                          700       5,775
Qlogic Corporation (*)(+)                     400      17,596
Texas Instruments, Inc.                     6,500     120,185
Xilinx, Inc. (*)                            1,200      32,484
                                                   ----------
                                                      894,305
                                                   ----------
ENTERTAINMENT & LEISURE - 0.4%
Blockbuster, Inc. Cl. A (+)                   100       1,788
Callaway Golf Company                         500       6,965
Harrah's Entertainment, Inc. (*)(+)           400      15,756
Mattel, Inc.                                1,500      32,610

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
ENTERTAINMENT & LEISURE - CONTINUED
Polaris Industries, Inc. (+)                  200  $   10,574
Regal Entertainment Group Cl. A (+)           300       5,880
                                                   ----------
                                                       73,573
                                                   ----------
ENTERTAINMENT/MEDIA - 0.6%
AOL Time Warner, Inc. (*)                   7,650     104,652
                                                   ----------
FINANCIAL SERVICES - 1.6%
Affiliated Managers Group, Inc. (*)           200       9,262
Allied Capital Corporation (+)                400       8,476
American Express Company                    2,900     109,794
Doral Financial Corporation (Puerto
 Rico)                                        450      18,004
E*TRADE Group, Inc. (*)                       600       3,300
Federated Investors, Inc. Cl. B               400      10,916
Investors Financial Services Corporation      400       8,724
Janus Capital Group, Inc.                     100       1,390
Legg Mason, Inc.                              100       5,430
Rouse Company REIT                            500      17,375
SEI Investments Company                       200       5,266
SLM Corporation                               600      67,200
T. Rowe Price Group, Inc. (+)                 100       3,052
Waddell & Reed Financial, Inc. Cl. A          100       2,000
                                                   ----------
                                                      270,189
                                                   ----------
FOOD RETAILERS - 0.3%
Kroger Company (The) (*)                    2,300      32,890
Whole Foods Market, Inc. (*)(+)               200      11,872
                                                   ----------
                                                       44,762
                                                   ----------
HEALTH CARE PROVIDERS - 2.2%
Caremark Rx, Inc. (*)                       1,200      23,892
Community Health Systems, Inc. (*)            100       1,900
Coventry Health Care, Inc. (*)                600      24,492
DaVita, Inc. (*)(+)                           300       6,186
Express Scripts, Inc. Cl. A (*)               200      11,792
First Health Group Corporation (*)            300       7,515
HCA, Inc.                                   1,800      57,780
Health Management Associates, Inc.            500       8,530
Laboratory Corporation of America
 Holdings (*)                                 500      14,730
LifePoint Hospitals, Inc. (*)                 100       1,952
Lincare Holdings, Inc. (*)                    300       9,111
Manor Care, Inc. (*)(+)                       300       5,835
Renal Care Group, Inc. (*)                    100       3,240
Tenet Healthcare Corporation (*)            2,000      29,680
Triad Hospitals, Inc. (*)                     200       4,402
UnitedHealth Group, Inc.                    1,200     110,556
Universal Health Services, Inc. Cl. B
 (*)(+)                                       200       7,734
Wellpoint Health Networks, Inc. (*)           600      45,564
                                                   ----------
                                                      374,891
                                                   ----------

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
HEAVY CONSTRUCTION - 0.0%
Lennar Corporation Cl. A                      100  $    5,424
Lennar Corporation Cl. B (*)(+)                10         535
                                                   ----------
                                                        5,959
                                                   ----------
HEAVY MACHINERY - 0.8%
AGCO Corporation (*)                          200       3,642
American Standard Companies, Inc. (*)         200      14,238
Black & Decker Corporation                    400      16,500
Cooper Cameron Corporation (*)                200       9,572
Graco, Inc.                                   200       6,140
National-Oilwell, Inc. (*)                    100       2,099
Smith International, Inc. (*)                 400      14,224
Stanley Works (The)                           100       2,403
United Technologies Corporation               800      49,448
Varian Medical Systems, Inc. (*)              400      21,544
                                                   ----------
                                                      139,810
                                                   ----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.2%
D.R. Horton, Inc.                             100       2,370
Furniture Brands International, Inc. (*)      100       2,375
Herman Miller, Inc. (+)                       200       3,498
HON Industries, Inc.                          600      17,748
La-Z-Boy, Inc.                                100       1,953
Leggett & Platt, Inc.                         100       2,065
Maytag Corporation                            300       6,252
                                                   ----------
                                                       36,261
                                                   ----------
HOUSEHOLD PRODUCTS - 0.1%
Clorox Company (The)                          500      22,610
                                                   ----------
INFORMATION RETRIEVAL SERVICES - 0.2%
Yahoo!, Inc. (*)                            1,700      42,126
                                                   ----------
INSURANCE - 3.0%
AdvancePCS (*)(+)                             400      12,024
Aflac, Inc.                                 1,200      39,252
AMBAC Financial Group, Inc.                   300      17,505
American International Group, Inc.          3,800     220,210
Anthem, Inc. (*)                              512      35,144
Arthur J. Gallagher & Company                 200       4,998
Brown & Brown, Inc.                           300      10,731
Health Net, Inc. (*)                          100       2,609
Marsh & McLennan Companies, Inc.            1,900      90,592
Mid Atlantic Medical Services, Inc. (*)       500      21,775
Oxford Health Plans, Inc. (*)                 600      17,562
Progressive Corporation                       500      34,000
                                                   ----------
                                                      506,402
                                                   ----------
LODGING - 0.1%
Hilton Hotels Corporation                     200       2,664

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
LODGING - CONTINUED
Mandalay Resort Group (*)                     100  $    2,642
Marriott International, Inc. Cl. A (+)        320      11,491
MGM Mirage, Inc. (*)                          100       2,842
                                                   ----------
                                                       19,639
                                                   ----------
MANUFACTURING - 1.3%
3M Company                                  1,200     151,248
Danaher Corporation                           400      27,592
Illinois Tool Works, Inc.                     400      25,592
ITT Industries, Inc.                          200      11,660
Lam Research Corporation (*)                  700      10,171
                                                   ----------
                                                      226,263
                                                   ----------
MEDIA - BROADCASTING & PUBLISHING - 1.7%
Clear Channel Communication, Inc. (*)         900      35,199
Comcast Corporation Cl. A (*)                 400      12,764
Dow Jones & Company, Inc.                     100       3,960
E.W. Scripps Company (The) Cl. A              100       7,925
Entercom Communications Corporation (*)       100       4,859
Fox Entertainment Group, Inc. Cl. A (*)       600      15,240
Harte-Hanks, Inc.                             100       1,800
Hispanic Broadcasting Corporation (*)         100       2,565
McGraw-Hill Companies, Inc. (The)             800      46,712
Meredith Corporation                          100       4,322
New York Times Company                        300      13,914
Univision Communications, Inc. Cl. A
 (*)(+)                                       300       9,084
USA Interactive (*)(+)                        854      25,577
Viacom, Inc. Cl. B (*)                      2,355     102,231
Westwood One, Inc. (*)                        200       6,980
Wiley (John) & Sons, Inc. Cl. A               100       2,451
                                                   ----------
                                                      295,583
                                                   ----------
MEDICAL SUPPLIES - 3.5%
Agilent Technologies, Inc. (*)              1,100      17,622
Allergan, Inc.                                500      35,125
Applera Corporation - Applied Biosystems
 Group                                        900      15,777
Baxter International, Inc.                  2,200      50,600
Beckman Coulter, Inc.                         200       7,774
Becton Dickinson & Company                    200       7,080
Biomet, Inc.                                1,000      30,460
Boston Scientific Corporation (*)           1,200      51,660
Cytyc Corporation (*)(+)                      800      10,560
Dentsply International, Inc.                  350      13,108
Edwards Lifesciences Corporation (*)          100       2,887
Fisher Scientific International, Inc.
 (*)                                          200       5,762
Guidant Corporation (*)                     1,300      50,687
Medtronic, Inc.                             3,300     157,542
Mettler-Toledo International, Inc.
 (Switzerland) (*)                            100       3,550
Patterson Dental Company (*)                  200       8,034

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
MEDICAL SUPPLIES - CONTINUED
St. Jude Medical, Inc. (*)(+)                 700  $   36,722
STERIS Corporation (*)                        400       9,080
Stryker Corporation                           500      33,505
Tektronix, Inc. (*)                           300       5,631
Thermo Electron Corporation (*)               500       9,085
Waters Corporation (*)                        400       9,604
Zimmer Holdings, Inc. (*)(+)                  700      32,830
                                                   ----------
                                                      604,685
                                                   ----------
METALS - 0.4%
Alcoa, Inc.                                   400       9,172
Freeport-McMoRan Copper & Gold, Inc. (*)      400       6,924
Newmont Mining Corporation (+)              1,300      35,126
Shaw Group, Inc. (The) (*)(+)                 900      10,485
                                                   ----------
                                                       61,707
                                                   ----------
NATIONAL COMMERCIAL BANKS - 0.7%
Bank of New York, Inc. (The)                  900      23,805
Greater Bay Bancorp (+)                       100       1,600
Mellon Financial Corporation                  400      10,580
State Street Corporation                      800      28,024
Synovus Financial Corporation               1,100      21,417
TCF Financial Corporation                     100       3,960
Wells Fargo & Company                         700      33,782
                                                   ----------
                                                      123,168
                                                   ----------
OIL & GAS - 0.8%
Amerada Hess Corporation                      200       9,030
Anadarko Petroleum Corporation                400      17,760
BJ Services Company (*)(+)                    400      14,604
Burlington Resources, Inc.                    200       9,262
Cimarex Energy Company (*)                    100       1,970
Devon Energy Corporation                      165       7,796
Diamond Offshore Drilling, Inc.               200       3,728
Forest Oil Corporation (*)                    100       2,078
Kinder Morgan, Inc. (*)                       200       9,404
Murphy Oil Corporation                        200       8,330
Newfield Exploration Company (*)              400      13,756
Noble Energy, Inc.                            100       3,320
Patterson-UTI Energy, Inc. (*)                300       9,927
Pioneer Natural Resources Company (*)         400       9,568
Pogo Producing Company                        100       3,960
Tidewater, Inc.                               200       5,380
Varco International, Inc. (*)                 100       1,759
XTO Energy, Inc.                              400       7,800
                                                   ----------
                                                      139,432
                                                   ----------
PHARMACEUTICALS - 18.1%
Abbott Laboratories                         6,000     243,780

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
PHARMACEUTICALS - CONTINUED
AmerisourceBergen Corporation (+)             374  $   21,636
Amgen, Inc. (*)                             4,516     276,876
Barr Laboratories, Inc. (*)                   150       8,340
Biogen, Inc. (*)(+)                           600      22,794
Bristol-Myers Squibb Company                2,700      68,958
Cardinal Health, Inc.                       1,700      93,976
Cephalon, Inc. (*)(+)                         100       4,084
Charles River Laboratories
 International, Inc. (*)                      100       2,715
Chiron Corporation (*)                        400      16,332
Eli Lilly & Company                         2,200     140,404
Forest Laboratories, Inc. (*)               1,400      72,408
Genentech, Inc. (*)                           700      26,593
Genzyme Corporation (*)                       600      24,168
Gilead Sciences, Inc. (*)(+)                  600      27,684
Henry Schein, Inc. (*)                        300      12,945
Human Genome Sciences, Inc. (*)               500       5,845
ICN Pharmaceuticals, Inc. (*)                 100         875
IDEC Pharmaceuticals Corporation (*)          400      13,100
Invitrogen Corporation (*)                    500      16,350
Johnson & Johnson                          11,584     652,874
King Pharmaceuticals, Inc. (*)              1,300      16,393
McKesson Corporation (+)                    1,000      27,740
Medicis Pharmaceutical Corporation Cl. A
 (*)(+)                                       100       5,764
Medimmune, Inc. (*)                           900      31,743
Merck & Company, Inc.                       5,000     290,900
Millennium Pharmaceuticals, Inc. (*)          898       9,878
Mylan Laboratories, Inc.                      900      25,443
Pfizer, Inc.                               22,060     678,345
Schering-Plough Corporation                 2,200      39,820
SICOR, Inc. (*)                               300       5,379
Watson Pharmaceutical, Inc. (*)               200       5,814
Wyeth                                       5,000     217,650
                                                   ----------
                                                    3,107,606
                                                   ----------
PREPACKAGED SOFTWARE - 8.6%
Activision, Inc. (*)(+)                       200       3,060
Adobe Systems, Inc.                           900      31,104
BEA Systems, Inc. (*)(+)                    1,400      14,994
BMC Software, Inc. (*)                      1,000      14,920
Citrix Systems, Inc. (*)(+)                   900      17,064
Computer Associates International, Inc.       100       1,624
Compuware Corporation (*)                   3,300      14,487
DST Systems, Inc. (*)                         400      12,280
Electronic Arts, Inc. (*)                     400      23,708
Fair Isaac Corporation (+)                    400      20,832
Intuit, Inc. (*)                              900      34,902
J.D. Edwards & Company (*)(+)                 800       9,584
Microsoft Corporation                      35,996     920,418

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
PREPACKAGED SOFTWARE - CONTINUED
Network Associates, Inc. (*)(+)               500  $    5,715
Oracle Corporation (*)                     18,600     220,968
Peoplesoft, Inc. (*)                        1,400      21,042
Pixar, Inc. (*)(+)                            100       5,839
Siebel Systems, Inc. (*)                    2,200      19,074
Sungard Data Systems, Inc. (*)              1,000      21,500
Sybase, Inc. (*)                              500       6,400
Symantec Corporation (*)                      700      30,765
Veritas Software Corporation (*)            1,300      28,613
                                                   ----------
                                                    1,478,893
                                                   ----------
REAL ESTATE - 0.1%
Catellus Development Corporation (*)          500      10,590
                                                   ----------
RESTAURANTS - 0.6%
Applebee's International, Inc. (+)            300       8,220
Aramark Corporation Cl. B (*)                 400       9,184
Brinker International, Inc. (*)               300       9,525
CBRL Group, Inc. (+)                          100       3,188
Cheesecake Factory, Inc. (The) (*)            100       3,159
Darden Restaurants, Inc.                      800      14,008
Krispy Kreme Doughnuts, Inc. (*)(+)           100       3,248
Outback Steakhouse, Inc. (+)                  400      14,296
Ruby Tuesday, Inc.                            400       7,880
Wendy's International, Inc.                   200       5,808
Yum! Brands, Inc. (*)                       1,000      24,700
                                                   ----------
                                                      103,216
                                                   ----------
RETAILERS - 9.0%
Advance Auto Parts, Inc. (*)                  100       4,974
Amazon.com, Inc. (*)(+)                       700      20,069
AutoZone, Inc. (*)                            300      24,243
Barnes & Noble, Inc. (*)                      100       1,970
Bed Bath & Beyond, Inc. (*)                 1,200      47,412
Best Buy Company, Inc. (*)                  1,000      34,580
Big Lots, Inc. (*)                            700       8,764
BJ's Wholesale Club, Inc. (*)                 300       4,236
Borders Group, Inc. (*)                       100       1,600
Circuit City Stores, Inc.                     600       3,438
Costco Wholesale Corporation (*)              800      27,704
Dollar General Corporation (+)              1,100      15,994
Dollar Tree Stores, Inc. (*)                  500      12,725
Family Dollar Stores, Inc.                    600      20,514
Foot Locker, Inc. (+)                         200       2,200
GameStop Corporation (*)                      600       7,170
Home Depot, Inc. (The)                     10,200     286,926
Lowe's Companies, Inc.                      3,000     131,670
Michaels Stores, Inc. (*)                     300       9,372
MSC Industrial Direct Company, Inc. Cl.
 A (*)                                        100       1,850

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
RETAILERS - CONTINUED
PETCO Animal Supplies, Inc. (*)               300  $    6,339
Petsmart, Inc. (*)                            800      12,104
Pier 1 Imports, Inc.                          200       3,712
RadioShack Corporation (+)                    700      16,597
Staples, Inc. (*)                           2,400      45,696
Target Corporation                          2,100      70,224
Tech Data Corporation (*)                     200       4,800
TJX Companies, Inc. (+)                     2,000      38,500
Wal-Mart Stores, Inc.                      10,500     591,360
Walgreen Company                            1,800      55,548
Williams-Sonoma, Inc. (*)                     400      10,352
Zale Corporation (*)                          400      13,976
                                                   ----------
                                                    1,536,619
                                                   ----------
STATE COMMERCIAL BANKS - 0.5%
Fifth Third Bancorp                         1,236      60,922
Hudson United Bancorp                         200       6,668
North Fork Bancorporation (+)                 200       6,472
Provident Financial Group, Inc.               200       4,730
                                                   ----------
                                                       78,792
                                                   ----------
TELEPHONE SYSTEMS - 0.2%
AT&T Wireless Services, Inc. (*)            4,400      28,424
West Corporation (*)                          300       6,774
                                                   ----------
                                                       35,198
                                                   ----------
TEXTILES, CLOTHING & FABRICS - 0.5%
Coach, Inc. (*)                               500      21,755
Columbia Sportswear Company (*)               500      24,005
Jones Apparel Group, Inc. (*)                 488      13,918
Mohawk Industries, Inc. (*)                   200      11,094
Nike, Inc. Cl. B                              200      10,706
                                                   ----------
                                                       81,478
                                                   ----------
TRANSPORTATION - 0.9%
C.H. Robinson Worldwide, Inc.                 400      14,716
Expedia, Inc. Cl. A (*)(+)                    400      23,116
Expeditors International Washington,
 Inc.                                         400      14,544
Swift Transportation Company, Inc. (*)        300       5,436
United Parcel Service, Inc. Cl. B           1,600      99,392
                                                   ----------
                                                      157,204
                                                   ----------
TRAVEL SERVICES - 0.1%
Sabre Holdings Corporation                    600      12,546
                                                   ----------

TOTAL COMMON STOCKS (identified cost,
  $19,463,639)                                     17,173,915

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
                                          PRINCIPAL
                                             AMOUNT       VALUE
SECURITY LENDING COLLATERAL - 7.1%
Bank of Montreal, 1.34%, due 05/01/03      $131,863  $  131,863
BNP Paribas, 1.25%, due 05/07/03           257,024      257,024
Merrill Lynch & Co., 1.48%, due 11/26/03   257,024      257,024
Merrimac Money Market Fund                 259,594      259,594
Royal Bank of Scotland, 1.24%, due
 05/07/03                                  308,429      308,429
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,213,934)                                         1,213,934
REPURCHASE AGREEMENTS - 0.1%
Investors Bank & Trust Repurchase
 Agreement, 1.00%, dated 04/30/03,
 $22,700 due on 05/01/03 (secured by
 Federal Government Agency, 5.085%, due
 on 06/25/16, with value of $23,834) at
 cost                                       22,700       22,700
                                                     ----------

TOTAL INVESTMENTS (identified cost, $20,700,273)     18,410,549

Other assets, less liabilities - (7.2%)              (1,236,729)
                                                     ----------

NET ASSETS - 100%                                    $17,173,820
                                                     ==========

REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%

ISSUER                                     SHARES       VALUE

ADVERTISING - 0.1%
Getty Images, Inc. (*)                        400  $   13,540
                                                   ----------
AEROSPACE & DEFENSE - 1.6%
Boeing Company (The)                        1,600      43,648
General Dynamics Corporation                  700      43,449
Goodrich Corporation                          900      12,663
Honeywell International, Inc.               4,000      94,400
Lockheed Martin Corporation                 1,600      80,080
Raytheon Company                            2,500      74,825
Textron, Inc.                                 700      20,643
                                                   ----------
                                                      369,708
                                                   ----------
AIRLINES - 0.2%
JetBlue Airways Corporation (*)(+)            150       4,714
SkyWest, Inc.                               1,600      20,464
Southwest Airlines Company                  2,000      31,920
                                                   ----------
                                                       57,098
                                                   ----------
APPAREL RETAILERS - 0.1%
Limited Brands, Inc.                          800      11,632
                                                   ----------
AUTOMOTIVE - 1.8%
American Axle & Manufacturing Holdings,
 Inc. (*)                                     800      19,936
ArvinMeritor, Inc.                            400       6,328
Autoliv, Inc.                                 700      17,010
AutoNation, Inc. (*)                        1,500      20,775
BorgWarner, Inc.                              200      11,734
Cooper Tire & Rubber Company                  400       5,632
Dana Corporation                              900       8,361
Delphi Corporation                          5,100      42,840
Ford Motor Company (+)                      8,800      90,640
General Motors Corporation (+)              3,800     136,990
Harsco Corporation                            200       6,894
Paccar, Inc.                                  800      46,728
Sonic Automotive, Inc. (*)                    600      10,350
                                                   ----------
                                                      424,218
                                                   ----------
BANKING - 6.4%
Astoria Financial Corporation                 800      20,016
Capitol Federal Financial                     200       6,230
Charter One Financial, Inc.                 1,397      40,583
Citigroup, Inc.                            24,000     942,000
Downey Financial Corporation                  500      21,950
Freddie Mac                                   300      17,370
Golden West Financial Corporation             700      52,794
Greenpoint Financial Corporation              800      38,208
Hudson City Bancorp, Inc.                     500      11,585

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
BANKING - CONTINUED
Independence Community Bank Corporation       300  $    7,845
New York Community Bancorp, Inc. (+)          700      24,304
Providian Financial Corporation (*)           900       6,633
Roslyn Bancorp, Inc.                        1,000      19,080
Sovereign Bancorp, Inc.                     1,800      27,810
Washington Federal, Inc.                      873      19,031
Washington Mutual, Inc.                     6,389     252,366
Webster Financial Corporation                 600      22,524
                                                   ----------
                                                    1,530,329
                                                   ----------
BEVERAGES, FOOD & TOBACCO - 2.9%
Altria Group, Inc.                          4,600     141,496
Anheuser-Busch Companies, Inc.              1,600      79,808
Archer-Daniels-Midland Company              3,100      34,348
Campbell Soup Company                       1,200      26,436
Coca-Cola Company (The)                     1,600      64,640
Coca-Cola Enterprises, Inc.                   100       1,949
ConAgra Foods, Inc.                         3,100      65,100
Constellation Brands, Inc. Cl. A (*)          200       5,362
Dean Foods Company (*)                        500      21,765
General Mills, Inc. (+)                       500      22,555
H.J. Heinz Company                          1,000      29,880
Hershey Foods Corporation                     200      13,050
Hormel Foods Corporation                      300       6,903
Kellogg Company                               700      22,918
Kraft Foods, Inc. Cl. A                     1,100      33,990
Loews Corporation - Carolina Group            900      16,542
McCormick & Company                           300       7,437
RJ Reynolds Tobacco Holdings, Inc. (+)        500      14,085
Safeway, Inc. (*)                           1,400      23,268
Sara Lee Corporation                        2,400      40,272
SuperValu, Inc.                               800      13,176
UST, Inc.                                     400      12,532
Wrigley (Wm.) Jr. Company                     100       5,671
                                                   ----------
                                                      703,183
                                                   ----------
BUILDING MATERIALS - 0.0%
Lafarge North America, Inc.                   300       9,555
                                                   ----------
CHEMICALS & PLASTICS - 2.9%
Air Products & Chemicals, Inc.              1,400      60,298
Albemarle Corporation                         200       5,400
Avery-Dennison Corporation                    200      10,602
Dow Chemical Company (The)                  5,000     163,200
E.I. du Pont de Nemours and Company         5,500     233,915
Eastman Chemical Company                      400      12,212
Engelhard Corporation                         600      14,730
International Flavors & Fragrances, Inc.      200       6,356
Lubrizol Corporation                          563      17,796

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
CHEMICALS & PLASTICS - CONTINUED
Monsanto Company                            1,800  $   31,320
PPG Industries, Inc.                        1,000      48,510
Praxair, Inc.                                 900      52,272
Rohm & Haas Company                         1,100      36,421
RPM, Inc.                                     600       7,416
                                                   ----------
                                                      700,448
                                                   ----------
COMMERCIAL SERVICES - 1.3%
Allied Waste Industries, Inc. (*)             400       3,320
Cendant Corporation (*)                     6,000      85,680
Dun & Bradstreet Corporation (*)              100       3,780
Fluor Corporation                             600      20,742
Halliburton Company                         1,700      36,397
Jacobs Engineering Group, Inc. (*)            100       4,115
Manpower, Inc.                                100       3,288
Quintiles Transnational Corporation (*)       300       4,215
R.R. Donnelley & Sons Company                 200       4,032
Rent-A-Center, Inc. (*)                       100       6,420
Republic Services, Inc. (*)                   900      19,314
Ryder System, Inc.                            700      17,388
Servicemaster Company                       1,600      14,480
United Rentals, Inc. (*)                      300       3,090
Valassis Communications, Inc. (*)(+)          600      15,960
Viad Corporation                              700      14,077
Waste Management, Inc.                      2,500      54,300
                                                   ----------
                                                      310,598
                                                   ----------
COMMUNICATIONS - 0.6%
ADC Telecommunications, Inc. (*)            2,700       6,448
Advanced Fibre Communication, Inc. (*)      1,100      16,830
Andrew Corporation (*)(+)                     600       4,602
CIENA Corporation (*)(+)                    2,600      12,662
Citizens Communications Company (*)(+)        800       8,744
Comverse Technology, Inc. (*)                 500       6,535
Corning, Inc. (*)                           2,300      12,466
Harris Corporation                            200       5,712
Motorola, Inc. (+)                          4,600      36,386
Scientific-Atlanta, Inc. (+)                1,000      16,250
Tellabs, Inc. (*)                           2,100      12,978
                                                   ----------
                                                      139,613
                                                   ----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.4%
3Com Corporation (*)                        2,000      10,400
Autodesk, Inc.                                600       9,336
Computer Sciences Corporation (*)(+)          800      26,360
Sun Microsystems, Inc. (*)                 12,300      40,590
Unisys Corporation (*)                      1,500      15,600
                                                   ----------
                                                      102,286
                                                   ----------

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
COMPUTER PROGRAMMING SERVICES - 0.1%
Macromedia, Inc. (*)                        1,100  $   13,871
VeriSign, Inc. (*)                            600       7,452
                                                   ----------
                                                       21,323
                                                   ----------
COMPUTER RELATED SERVICES - 0.1%
GTECH Holdings Corporation (*)                600      20,202
Ingram Micro, Inc. Cl. A (*)                  900       9,000
                                                   ----------
                                                       29,202
                                                   ----------
COMPUTERS & INFORMATION - 3.6%
Apple Computer, Inc. (*)                    1,800      25,560
Diebold, Inc.                                 400      15,992
EMC Corporation (*)                         6,500      59,085
Emulex Corporation (*)                        100       2,049
Hewlett-Packard Company                    15,184     247,499
International Business Machines
 Corporation                                5,100     432,990
Jabil Circuit, Inc. (*)                       100       1,870
Pitney Bowes, Inc.                            500      17,555
Solectron Corporation (*)                   2,300       7,337
Storage Technology Corporation (*)            800      19,776
Symbol Technologies, Inc.                     700       7,651
Zebra Technologies Corporation Cl. A (*)      200      13,334
                                                   ----------
                                                      850,698
                                                   ----------
CONTAINERS & PACKAGING - 0.3%
Ball Corporation                              300      16,848
Bemis Company, Inc.                           200       9,132
Owens-Illinois, Inc. (*)                    1,900      16,891
Pactiv Corporation (*)                      1,213      24,891
                                                   ----------
                                                       67,762
                                                   ----------
COSMETICS & PERSONAL CARE - 2.2%
Alberto-Culver Company Cl. B                  200       9,856
Avon Products, Inc.                         1,300      75,621
Colgate-Palmolive Company                     300      17,151
Dial Corporation (The)                        900      18,747
Estee Lauder Companies, Inc. (The) Cl. A      200       6,500
Gillette Company (The)                      2,400      73,080
Kimberly-Clark Corporation                  1,400      69,678
Procter & Gamble Company                    2,900     260,565
                                                   ----------
                                                      531,198
                                                   ----------
DATA PROCESSING & PREPARATION - 0.1%
Ceridian Corporation (*)                      600       8,370
Global Payments, Inc.                         100       3,101
WebMD Corporation (*)                         700       6,748
                                                   ----------
                                                       18,219
                                                   ----------

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
ELECTRIC UTILITIES - 5.1%
American Electric Power Company, Inc.       1,800  $   47,484
CenterPoint Energy, Inc.                    1,800      14,220
Cinergy Corporation                         1,000      34,140
CMS Energy Corporation                        800       4,984
Consolidated Edison, Inc.                   1,100      42,757
Constellation Energy Group, Inc.            1,000      29,280
Dominion Resources, Inc.                    1,764     104,394
DTE Energy Company                            937      37,780
Duke Energy Corporation                     4,900      86,191
Edison International (*)                    2,000      29,180
Energy East Corporation                       800      14,576
Entergy Corporation                         1,700      79,237
Exelon Corporation                          1,800      95,472
FirstEnergy Corporation                     1,600      53,968
FPL Group, Inc.                             1,100      66,957
Great Plains Energy, Inc.                     817      21,381
Hawaiian Electric Industries, Inc.            200       8,270
NiSource, Inc.                              1,300      24,570
NSTAR                                         400      17,280
Pepco Holdings, Inc.                          800      13,744
PG&E Corporation (*)                        2,500      37,450
Pinnacle West Capital Corporation (+)         400      13,288
PPL Corporation                               900      32,580
Progress Energy, Inc.                       1,300      54,314
Public Service Enterprise Group, Inc.       1,300      50,011
Puget Energy, Inc.                            700      14,784
Reliant Resources, Inc. (*)                 1,619       9,099
Scana Corporation (+)                         600      19,044
Sempra Energy                               1,200      32,208
Southern Company (The)                      4,000     116,360
Wisconsin Energy Corporation                  800      21,064
                                                   ----------
                                                    1,226,067
                                                   ----------
ELECTRICAL EQUIPMENT - 0.4%
Energizer Holdings, Inc. (*)                  800      23,056
Hubbell, Inc. Cl. B                           400      12,840
Johnson Controls, Inc.                        500      41,120
Rockwell Automation, Inc.                     900      20,520
                                                   ----------
                                                       97,536
                                                   ----------
ELECTRONICS - 1.0%
American Power Conversion Corporation
 (*)                                        1,300      20,254
Arrow Electronics, Inc. (*)                   600      10,128
Avnet, Inc. (*)                               600       7,650
Emerson Electric Company (+)                2,300     116,610
General Motors Corporation Cl. H (*)        2,500      29,500

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
ELECTRONICS - CONTINUED
JDS Uniphase Corporation (*)                3,600  $   11,628
Rockwell Collins, Inc.                      1,400      29,932
                                                   ----------
                                                      225,702
                                                   ----------
ELECTRONICS/SEMICONDUCTORS - 0.0%
Broadcom Corporation Cl. A (*)                500       8,945
                                                   ----------
ENTERTAINMENT & LEISURE - 2.0%
Brunswick Corporation                         600      13,098
Eastman Kodak Company (+)                   1,500      44,865
Harrah's Entertainment, Inc. (*)(+)           100       3,939
Hasbro, Inc.                                  600       9,600
International Speedway Corporation Cl. A      100       3,931
Liberty Media Corporation Cl. A (*)        14,600     160,600
Mattel, Inc.                                  200       4,348
Park Place Entertainment Corporation (*)    2,200      16,368
Regal Entertainment Group Cl. A (+)           100       1,960
Walt Disney Company (The)                  11,400     212,724
                                                   ----------
                                                      471,433
                                                   ----------
FINANCIAL SERVICES - 6.1%
A.G. Edwards, Inc.                            400      11,932
Affiliated Managers Group, Inc. (*)(+)        200       9,262
Allied Capital Corporation (+)                300       6,357
AMB Property Corporation REIT                 400      10,920
American Express Company                    2,400      90,864
Annaly Mortgage Management, Inc. REIT         500       9,500
Apartment Investment & Management
 Company Cl. A REIT                           400      15,104
Bear Stearns Companies, Inc. (The)            700      46,788
Boston Properties, Inc. REIT                  500      19,600
CarrAmerica Realty Corporation REIT           300       7,824
Countrywide Financial Corporation             700      47,320
Crescent Real Estate Equities Company
 REIT                                       1,300      18,434
Developers Diversified Realty
 Corporation REIT                             300       7,560
Doral Financial Corporation (Puerto
 Rico)                                        500      20,005
Duke Realty Corporation REIT                  600      16,440
E*TRADE Group, Inc. (*)                       900       4,950
Equity Office Properties Trust REIT         2,498      64,873
Equity Residential REIT                     1,500      38,865
Franklin Resources, Inc.                      900      31,392
General Growth Properties, Inc. REIT          400      22,248
Goldman Sachs Group, Inc. (The)             1,300      98,670
Host Marriott Corporation REIT (*)(+)       3,000      23,160
IndyMac Bancorp, Inc.                       1,000      22,280
iStar Financial, Inc.                         300       8,979
Janus Capital Group, Inc.                     600       8,340
Kimco Realty Corporation REIT                 500      18,100
LaBranche & Company, Inc. (+)                 500       8,290
Legg Mason, Inc.                              300      16,290

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
FINANCIAL SERVICES - CONTINUED
Lehman Brothers Holdings, Inc. (+)          1,300  $   81,861
Liberty Property Trust REIT                   500      15,645
Mack-Cali Realty Corporation REIT             300       9,468
Merrill Lynch & Company, Inc.               4,900     201,145
Morgan Stanley                              6,100     272,975
ProLogis Trust REIT                           869      22,368
Public Storage, Inc.                          500      16,075
Raymond James Financial, Inc.                 400      11,472
Regency Centers Corporation REIT              500      16,500
Rouse Company REIT                            400      13,900
Simon Property Group, Inc. REIT               700      25,704
T. Rowe Price Group, Inc. (+)                 300       9,156
Trizec Properties, Inc. REIT                2,400      22,344
Vornado Realty Trust REIT                     600      22,800
                                                   ----------
                                                    1,445,760
                                                   ----------
FOOD RETAILERS - 0.3%
Albertson's, Inc. (+)                       2,000      39,720
Kroger Company (The) (*)                    1,000      14,300
Winn-Dixie Stores, Inc. (+)                   800      10,024
                                                   ----------
                                                       64,044
                                                   ----------
FOREST PRODUCTS & PAPER - 1.0%
Boise Cascade Corporation                     300       6,891
Georgia-Pacific Corporation                 1,500      23,160
International Paper Company                 2,700      96,525
MeadWestvaco Corporation                    1,100      25,949
Rayonier, Inc.                                200      10,072
Smurfit-Stone Container Corporation (*)     1,000      14,070
Sonoco Products Company                       600      13,110
Weyerhaeuser Company                        1,100      54,549
                                                   ----------
                                                      244,326
                                                   ----------
HEALTH CARE PROVIDERS - 0.3%
Coventry Health Care, Inc. (*)                700      28,574
Healthsouth Corporation (*)                 1,700         231
Humana, Inc. (*)                            2,500      27,625
Manor Care, Inc. (*)(+)                       500       9,725
Triad Hospitals, Inc. (*)                     100       2,201
                                                   ----------
                                                       68,356
                                                   ----------
HEAVY CONSTRUCTION - 0.2%
Centex Corporation                            500      33,010
Lennar Corporation Cl. A                      300      16,272
Lennar Corporation Cl. B (*)(+)                30       1,606
                                                   ----------
                                                       50,888
                                                   ----------
HEAVY MACHINERY - 1.5%
AGCO Corporation (*)                          200       3,642

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
HEAVY MACHINERY - CONTINUED
American Standard Companies, Inc. (*)         100  $    7,119
Black & Decker Corporation                    100       4,125
Caterpillar, Inc.                           1,900      99,940
Deere & Company                             1,400      61,642
FMC Technologies, Inc. (*)                    300       5,646
Pall Corporation                              600      12,672
Parker-Hannifin Corporation                   600      24,408
Timken Company                                300       5,310
United Technologies Corporation             1,700     105,077
W.W. Grainger, Inc.                           400      18,460
York International Corporation                600      14,340
                                                   ----------
                                                      362,381
                                                   ----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.9%
D.R. Horton, Inc.                             500      11,850
Hillenbrand Industries, Inc.                  300      14,970
HON Industries, Inc.                          300       8,874
KB Home                                       400      19,708
La-Z-Boy, Inc.                                300       5,859
Lear Corporation (*)                          600      23,844
Newell Rubbermaid, Inc. (+)                 1,400      42,672
Pulte Homes, Inc. (+)                         400      23,196
Ryland Group, Inc. (The)                      500      27,115
Toll Brothers, Inc. (*)                       500      11,625
Whirlpool Corporation                         300      16,047
                                                   ----------
                                                      205,760
                                                   ----------
HOUSEHOLD PRODUCTS - 0.4%
Clorox Company (The)                          600      27,132
Fortune Brands, Inc.                          900      43,560
Snap-On, Inc.                                 300       8,805
Valspar Corporation (The)                     100       4,319
                                                   ----------
                                                       83,816
                                                   ----------
INSURANCE - 7.5%
Aetna, Inc.                                   700      34,860
Aflac, Inc.                                 1,400      45,794
Allmerica Financial Corporation (*)         1,400      21,420
Allstate Corporation (The)                  3,900     147,381
AMBAC Financial Group, Inc.                   500      29,175
American Financial Group, Inc.                200       4,436
American International Group, Inc.          7,158     414,806
AmerUs Group Company                          300       7,857
Anthem, Inc. (*)                              312      21,416
Aon Corporation                             1,500      33,240
Chubb Corporation                             900      47,601
Cigna Corporation                             600      31,380
Cincinnati Financial Corporation              700      25,795
CNA Financial Corporation (*)                 200       4,790

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
INSURANCE - CONTINUED
Fidelity National Financial, Inc. (+)         660  $   22,704
First American Corporation                    800      21,200
Hartford Financial Services Group, Inc.
 (The)                                      1,300      52,988
Health Net, Inc. (*)                          500      13,045
Jefferson-Pilot Corporation                   800      32,072
John Hancock Financial Services, Inc.
 (+)                                        2,000      58,040
Leucadia National Corporation                 200       7,620
Lincoln National Corporation                  900      28,764
Loews Corporation                             900      37,143
MBIA, Inc.                                    950      42,465
Metlife, Inc. (+)                           2,000      57,460
MGIC Investment Corporation                   600      27,276
Nationwide Financial Services, Inc. Cl.
 A                                            200       5,630
Old Republic International Corporation        900      27,540
PMI Group, Inc.                               700      21,574
Principal Financial Group, Inc.             1,700      49,470
Progressive Corporation                       300      20,400
Protective Life Corporation                   400      11,492
Prudential Financial, Inc.                  3,200     102,304
Radian Group, Inc.                            600      23,820
Reinsurance Group of America, Inc.            700      20,055
Safeco Corporation                            900      34,659
St. Paul Companies, Inc. (The)              1,200      41,208
Stancorp Financial Group, Inc.                300      16,110
Torchmark Corporation                         600      23,250
Travelers Property Casualty Corporation
 Cl. B                                      5,700      92,625
UnumProvident Corporation                   1,500      17,250
W.R. Berkley Corporation                      300      13,932
                                                   ----------
                                                    1,792,047
                                                   ----------
LODGING - 0.3%
Hilton Hotels Corporation                   1,900      25,308
Mandalay Resort Group (*)                     200       5,284
Marriott International, Inc. Cl. A (+)        500      17,955
MGM Mirage, Inc. (*)                          500      14,210
Starwood Hotels & Resorts Worldwide,
 Inc.                                         400      10,736
                                                   ----------
                                                       73,493
                                                   ----------
MANUFACTURING - 0.9%
3M Company                                    600      75,624
Eaton Corporation                             500      41,035
Illinois Tool Works, Inc.                     600      38,388
ITT Industries, Inc.                          600      34,980
Lancaster Colony Corporation                  400      17,092
Pentair, Inc.                                 300      11,562
Pittston Brink's Group                        500       6,375
                                                   ----------
                                                      225,056
                                                   ----------

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
MEDIA - BROADCASTING & PUBLISHING - 5.1%
American Greetings Corporation (+)            400  $    5,824
AOL Time Warner, Inc. (*)                  12,700     173,736
Belo Corporation Cl. A                      1,000      22,510
Clear Channel Communication, Inc. (*)       1,400      54,754
Comcast Corporation Cl. A (*)(+)           11,396     363,646
Cox Communications, Inc. (*)(+)             1,000      33,100
Dow Jones & Company, Inc.                     500      19,800
Entercom Communications Corporation (*)       200       9,718
Fox Entertainment Group, Inc. Cl. A (*)       700      17,780
Gannett Company, Inc.                       1,500     113,580
Harte-Hanks, Inc.                             300       5,400
Hearst-Argyle Television, Inc. (*)            100       2,409
Knight-Ridder, Inc. (+)                       400      25,820
Lee Enterprises, Inc.                         300      10,761
McClatchy Company (The) Cl. A                 100       5,860
McGraw-Hill Companies, Inc. (The)             100       5,839
Media General, Inc. Cl. A                     200      10,992
Meredith Corporation                          200       8,644
New York Times Company                        200       9,276
Reader's Digest Association                   500       6,000
Tribune Company                             1,100      53,878
USA Interactive (*)(+)                        728      21,804
Viacom, Inc. Cl. B (*)                      5,196     225,558
                                                   ----------
                                                    1,206,689
                                                   ----------
MEDICAL SUPPLIES - 0.5%
Agilent Technologies, Inc. (*)              1,300      20,826
Bausch & Lomb, Inc.                           400      14,064
Becton Dickinson & Company                  1,200      42,480
C.R. Bard, Inc.                               400      25,352
STERIS Corporation (*)                        100       2,270
Tektronix, Inc. (*)                           200       3,754
Thermo Electron Corporation (*)             1,000      18,170
                                                   ----------
                                                      126,916
                                                   ----------
METALS - 0.9%
AK Steel Holding Corporation (*)              900       2,628
Alcoa, Inc.                                 4,000      91,720
AptarGroup, Inc.                              700      24,094
Crane Company                                 300       5,859
Newmont Mining Corporation (+)                200       5,404
Nucor Corporation                             500      20,425
Phelps Dodge Corporation (*)                  600      18,714
Precision Castparts Corporation               800      22,152
Shaw Group, Inc. (The) (*)(+)               1,700      19,805
United States Steel Corporation               600       8,592
                                                   ----------
                                                      219,393
                                                   ----------

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
NATIONAL COMMERCIAL BANKS - 13.9%
AmSouth Bancorporation                      2,100  $   44,205
Bank of America Corporation                 9,500     703,475
Bank of Hawaii Corporation                    700      23,072
Bank One Corporation                        6,500     234,325
BB&T Corporation                            2,600      84,760
BOK Financial Corporation (*)                 100       3,606
City National Corporation                     300      12,351
Comerica, Inc.                              1,000      43,510
Commerce Bancshares, Inc.                     325      12,301
Compass Bancshares, Inc.                      900      30,348
Cullen/Frost Bankers, Inc.                    200       6,558
F.N.B. Corporation                            200       6,084
First Tennessee National Corporation          800      35,040
Fleet Boston Financial Corporation          5,800     153,816
Fulton Financial Corporation                  604      12,039
Greater Bay Bancorp (+)                       800      12,800
Hibernia Corporation Cl. A                    900      16,308
Huntington Bancshares, Inc.                 1,300      25,298
J.P. Morgan Chase & Company                11,090     325,491
KeyCorp                                     2,300      55,453
Marshall & Ilsley Corporation               1,300      38,246
National City Corporation                   3,300      98,868
National Commerce Financial Corporation     1,100      22,374
Old National Bancorp                          336       7,332
PNC Financial Services Group, Inc.          1,500      65,850
Popular, Inc. (Puerto Rico)                   800      29,232
Regions Financial Corporation               1,500      50,565
SouthTrust Corporation                      1,800      48,350
SunTrust Banks, Inc.                        1,300      74,386
TCF Financial Corporation                     100       3,960
Trustmark Corporation                         234       5,751
U.S. Bancorp                               10,780     238,777
Union Planters Corporation                  1,550      44,237
Valley National Bancorp                       315       8,335
Wachovia Corporation                        7,700     294,217
Wells Fargo & Company                       8,700     419,862
Westamerica Bancorporation                    100       4,310
Zions Bancorporation                          500      24,635
                                                   ----------
                                                    3,320,127
                                                   ----------
OFFICE EQUIPMENT/SUPPLIES - 0.2%
IKON Office Solutions, Inc.                 2,200      17,072
Xerox Corporation (*)(+)                    4,200      41,412
                                                   ----------
                                                       58,484
                                                   ----------
OIL & GAS - 10.7%
Amerada Hess Corporation                      200       9,030
Anadarko Petroleum Corporation                700      31,080
Apache Corporation                            871      49,865

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
OIL & GAS - CONTINUED
Ashland, Inc.                                 400  $   11,860
Burlington Resources, Inc.                    900      41,679
ChevronTexaco Corporation                   5,925     372,149
Cimarex Energy Company (*)                    859      16,922
ConocoPhillips                              3,843     193,303
Devon Energy Corporation                      982      46,399
El Paso Corporation (+)                     3,130      23,475
EOG Resources, Inc.                           600      22,428
Equitable Resources, Inc.                     600      23,052
Exxon Mobil Corporation                    37,900   1,334,080
Forest Oil Corporation (*)                    100       2,078
Kerr-McGee Corporation                        500      21,055
KeySpan Corporation                         1,000      33,870
Kinder Morgan, Inc.                           300      14,106
Marathon Oil Corporation                    1,600      36,432
MDU Resources Group, Inc.                     300       8,928
National Fuel Gas Company                     200       4,692
Newfield Exploration Company (*)              200       6,878
Nicor, Inc.                                   300       9,018
Noble Energy, Inc.                            100       3,320
Occidental Petroleum Corporation            2,100      62,685
Peoples Energy Corporation                    200       7,770
Pioneer Natural Resources Company (*)         800      19,136
Pogo Producing Company                        500      19,800
Premcor, Inc. (*)                             200       4,458
Questar Corporation                           400      12,080
Sunoco, Inc.                                  200       7,442
Tidewater, Inc.                               100       2,690
Unocal Corporation                          1,300      36,010
Valero Energy Corporation                     600      22,050
Varco International, Inc. (*)                 200       3,518
Vectren Corporation                           300       6,975
Williams Companies, Inc. (The)              2,100      14,595
XTO Energy, Inc.                              800      15,600
                                                   ----------
                                                    2,550,508
                                                   ----------
PHARMACEUTICALS - 2.8%
AmerisourceBergen Corporation (+)             189      10,934
Bristol-Myers Squibb Company                6,800     173,672
Genentech, Inc. (*)                           100       3,799
Henry Schein, Inc. (*)                        200       8,630
Human Genome Sciences, Inc. (*)               300       3,507
ICN Pharmaceuticals, Inc.                     400       3,500
Invitrogen Corporation (*)                    200       6,540
McKesson Corporation (+)                      300       8,322
Medicis Pharmaceutical Corporation Cl. A
 (*)(+)                                       100       5,764
Merck & Company, Inc.                       5,300     308,354
Millennium Pharmaceuticals, Inc. (*)          400       4,400

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
PHARMACEUTICALS - CONTINUED
Mylan Laboratories, Inc.                      650  $   18,375
Ribapharm, Inc. (*)                           100         430
Schering-Plough Corporation                 4,900      88,690
Sigma Aldrich Corporation                     300      14,946
Watson Pharmaceutical, Inc. (*)               600      17,442
                                                   ----------
                                                      677,305
                                                   ----------
PREPACKAGED SOFTWARE - 0.3%
BMC Software, Inc. (*)                      1,200      17,904
Computer Associates International, Inc.     2,200      35,728
Compuware Corporation (*)                   1,100       4,829
Sybase, Inc. (*)                              300       3,840
Veritas Software Corporation (*)              300       6,603
                                                   ----------
                                                       68,904
                                                   ----------
REAL ESTATE - 0.5%
Archstone-Smith Trust REIT                    900      20,520
Arden Realty, Inc.                            600      14,298
Camden Property Trust                         100       3,495
First Industrial Realty Trust, Inc.           600      16,776
Forest City Enterprises, Inc. Cl. A           100       3,655
Health Care Property Investors, Inc.
 REIT                                         300      11,166
Highwoods Properties, Inc.                    500      10,125
Hospitality Properties Trust REIT             500      14,405
New Plan Excel Realty Trust REIT              800      15,984
Reckson Associates Realty Corporation         200       3,770
Weingarten Realty Investors                   200       7,900
                                                   ----------
                                                      122,094
                                                   ----------
RESTAURANTS - 0.8%
Brinker International, Inc. (*)               100       3,175
CBRL Group, Inc. (+)                          700      22,316
McDonald's Corporation                      7,100     121,410
Outback Steakhouse, Inc. (+)                  500      17,870
Wendy's International, Inc.                   400      11,616
Yum! Brands, Inc. (*)                         400       9,880
                                                   ----------
                                                      186,267
                                                   ----------
RETAILERS - 1.5%
Barnes & Noble, Inc. (*)                      200       3,940
Big Lots, Inc. (*)                            300       3,756
Borders Group, Inc. (*)                       400       6,400
Costco Wholesale Corporation (*)            1,200      41,556
CVS Corporation (+)                         2,300      55,683
Federated Department Stores, Inc. (*)       1,600      48,992
Foot Locker, Inc. (+)                         642       7,062
GameStop Corporation (*)                      100       1,195
J.C. Penney Company, Inc. (+)               1,400      23,884
May Department Stores Company (The)         1,600      34,592

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
RETAILERS - CONTINUED
Neiman Marcus Group, Inc. (The) Cl. A
 (*)(+)                                       200  $    6,410
Office Depot, Inc. (*)                      1,800      22,788
Pier 1 Imports, Inc.                          800      14,848
Saks, Inc. (*)                                700       6,265
Sears Roebuck and Company (+)               1,600      45,344
Sherwin-Williams Company                      700      19,516
Tech Data Corporation (*)                     300       7,200
Toys 'R' Us, Inc. (*)                         800       8,200
Zale Corporation (*)                          200       6,988
                                                   ----------
                                                      364,619
                                                   ----------
STATE COMMERCIAL BANKS - 0.8%
Associated Banc-Corp                          470      16,422
Banknorth Group, Inc.                         900      21,492
Colonial BancGroup, Inc.                      600       7,638
First Virginia Banks, Inc.                    450      18,383
Hudson United Bancorp                         400      13,336
M&T Bank Corporation                          400      33,788
Mercantile Bankshares Corporation             300      11,502
North Fork Bancorporation (+)                 700      22,652
Provident Financial Group, Inc.               200       4,730
Sky Financial Group, Inc.                     400       8,064
UnionBanCal Corporation                       500      20,200
Whitney Holding Corporation                   600      20,268
                                                   ----------
                                                      198,475
                                                   ----------
TELEPHONE SYSTEMS - 6.6%
Alltel Corporation                          1,700      79,662
AT&T Corporation -Ex Distribution (+)       4,440      75,702
AT&T Wireless Services, Inc. (*)            6,200      40,052
BellSouth Corporation                      10,400     265,096
CenturyTel, Inc.                              500      14,725
IDT Corporation (*)                           200       2,856
SBC Communications, Inc.                   18,600     434,496
Sprint Corporation (FON Group)              5,900      67,909
Telephone & Data Systems, Inc.                300      12,927
Verizon Communications, Inc.               15,300     571,914
                                                   ----------
                                                    1,565,339
                                                   ----------
TEXTILES, CLOTHING & FABRICS - 0.6%
Columbia Sportswear Company (*)               500      24,005
Jones Apparel Group, Inc. (*)                 800      22,816
Liz Claiborne, Inc.                           700      22,771
Nike, Inc. Cl. B                              300      16,059
Polo Ralph Lauren Corporation (*)(+)          200       4,690
Reebok International Ltd. (*)                 600      18,636
VF Corporation                                700      27,538
                                                   ----------
                                                      136,515
                                                   ----------

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
TRANSPORTATION - 1.4%
Burlington Northern Santa Fe Corporation    2,100  $   59,136
CNF, Inc.                                     300       9,102
CSX Corporation                             1,100      35,178
FedEx Corporation                           1,800     107,784
Norfolk Southern Corporation                2,100      44,541
Union Pacific Corporation                   1,400      83,328
                                                   ----------
                                                      339,069
                                                   ----------

TOTAL COMMON STOCKS (identified cost,
  $24,464,086)                                     23,676,924

                                          PRINCIPAL
                                             AMOUNT
SECURITY LENDING COLLATERAL - 8.0%
Bank of Montreal, 1.34%, due 05/01/03      $208,311     208,311
BNP Paribas, 1.25%, due 05/07/03           406,036      406,036
Merrill Lynch & Co., 1.48%, due 11/26/03   406,036      406,036
Merrimac Money Market Fund                 410,096      410,096
Royal Bank of Scotland, 1.24%, due
 05/07/03                                  487,243      487,243
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,917,722)                                         1,917,722
REPURCHASE AGREEMENTS - 0.8%
Investors Bank & Trust Repurchase
 Agreement, 1.00%, dated 04/30/03,
 $186,758 due on 05/01/03 (secured by
 Federal Government Agency, 4.258%, due
 on 11/01/22, with value of $196,520) at
 cost                                      186,753      186,753
                                                     ----------

TOTAL INVESTMENTS (identified cost, $26,568,561)     25,781,399

Other assets, less liabilities - (8.0%)              (1,904,757)
                                                     ----------

NET ASSETS - 100%                                    $23,876,642
                                                     ==========

REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 95.5%

ISSUER                                       SHARES        VALUE
APPAREL RETAILERS - 1.0%
AnnTaylor Stores Corporation (*)             25,600  $   605,696
                                                     -----------
APPAREL/FOOTWEAR - 1.8%
Stride Rite Corporation                     124,700    1,098,607
                                                     -----------
BANKING - 10.2%
BancFirst Corporation                        11,600      578,028
Commerce Bancorp, Inc. (+)                   33,232    1,351,545
First Niagara Financial Group, Inc.          27,900      338,985
New York Community Bancorp, Inc. (+)         58,882    2,044,383
UCBH Holdings, Inc.                          71,800    1,826,592
                                                     -----------
                                                       6,139,533
                                                     -----------
BUILDING MATERIALS - 1.6%
ElkCorp                                      48,600      984,150
                                                     -----------
CHEMICALS & PLASTICS - 2.4%
Spartech Corporation                         67,500    1,461,375
                                                     -----------
COMPUTERS & INFORMATION - 1.4%
Computer Network Technology Corporation
 (*)                                         68,100      385,446
Paxar Corporation (*)                        41,200      425,596
                                                     -----------
                                                         811,042
                                                     -----------
CONSUMER ELECTRONICS - 4.2%
Harman International Industries, Inc.        38,100    2,537,079
                                                     -----------
CONSUMER PRODUCTS - 1.5%
Enesco Group, Inc. (*)                      116,900      925,848
                                                     -----------
CONTAINERS & PACKAGING - 1.3%
Intertape Polymer Group, Inc. (Canada)
 (*)                                        155,800      779,000
                                                     -----------
ELECTRIC UTILITIES - 2.5%
Black Hills Corporation (+)                   9,100      259,168
WPS Resources Corporation (+)                31,300    1,261,390
                                                     -----------
                                                       1,520,558
                                                     -----------
ELECTRICAL EQUIPMENT - 1.5%
Aeroflex, Inc. (*)                          129,600      697,248
Magnetek, Inc. (*)                           83,200      179,712
                                                     -----------
                                                         876,960
                                                     -----------
ELECTRICAL EQUIPMENT & INSTRUMENTS - 1.9%
Benchmark Electronics, Inc. (+)              19,400      503,430
MKS Instruments, Inc. (*)                    18,000      251,280
Zygo Corporation (*)                         48,600      363,042
                                                     -----------
                                                       1,117,752
                                                     -----------

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES        VALUE
ELECTRONICS - 1.0%
Technitrol, Inc. (*)                         39,200  $   618,968
                                                     -----------
FILTRATION PRODUCTS - 3.6%
Cuno, Inc. (*)                               60,700    2,175,488
                                                     -----------
FINANCIAL SERVICES - 1.7%
Cash America International, Inc.             98,752    1,013,196
                                                     -----------
GAS UTILITIES - 1.9%
Energen Corporation                          34,400    1,128,320
                                                     -----------
HEAVY MACHINERY - 3.0%
Gardner Denver, Inc. (*)                     51,000    1,011,330
SureBeam Corporation Cl. A (+)               87,100      250,848
Tennant Company                              16,800      554,568
                                                     -----------
                                                       1,816,746
                                                     -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.7%
Bassett Furniture Industries, Inc.           30,500      374,845
La-Z-Boy, Inc.                               94,700    1,849,491
                                                     -----------
                                                       2,224,336
                                                     -----------
INSURANCE - 5.2%
Delphi Financial Group, Inc. Cl. A           20,000      881,000
Hub International Ltd. (Canada)              30,300      445,713
Scottish Annuity & Life Holdings Ltd.        45,900      812,430
United Fire & Casualty Company                9,800      315,364
White Mountains Insurance Group Ltd. (+)      1,800      677,700
                                                     -----------
                                                       3,132,207
                                                     -----------
LEISURE PRODUCTS - 0.7%
Huffy Corporation (*)                        76,400      442,356
                                                     -----------
MANUFACTURING - 0.7%
A.O. Smith Corporation                       13,800      411,516
                                                     -----------
MEDIA - BROADCASTING & PUBLISHING - 1.6%
Salem Communications Corporation Cl. A
 (*)                                         46,300      975,078
                                                     -----------
MEDICAL SUPPLIES & SERVICES - 9.6%
PolyMedica Corporation (*)(+)                53,936    2,009,116
PSS World Medical, Inc. (*)                 212,075    1,274,571
Respironics, Inc. (*)                        65,000    2,497,300
                                                     -----------
                                                       5,780,987
                                                     -----------
MISCELLANEOUS - 1.1%
SCP Pool Corporation (+)                     20,800      686,608
                                                     -----------
MULTI-INDUSTRY - 6.3%
Carlisle Companies, Inc.                     41,100    1,864,296

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES        VALUE
MULTI-INDUSTRY - CONTINUED
Cubic Corporation                            52,900  $ 1,025,731
Roper Industries, Inc.                       29,500      902,405
                                                     -----------
                                                       3,792,432
                                                     -----------
NATIONAL COMMERCIAL BANKS - 2.7%
F.N.B. Corporation                           24,230      737,077
Gold Banc Corporation, Inc.                  75,100      660,880
Pacific Northwest Bancorp                     7,900      222,464
                                                     -----------
                                                       1,620,421
                                                     -----------
OFFICE EQUIPMENT/SUPPLIES - 1.3%
New England Business Service, Inc.           29,400      748,230
                                                     -----------
OIL & GAS - 1.2%
Newpark Resources, Inc. (*)(+)              151,500      710,535
                                                     -----------
PHARMACEUTICALS - 0.5%
Serologicals Corporation (*)                 30,600      282,438
                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 3.5%
Heritage Property Investment Trust (*)       11,900      302,260
Manufactured Home Communities, Inc.          15,500      496,620
Prentiss Properties Trust                    18,700      514,250
SL Green Realty Corporation (+)              24,300      783,189
                                                     -----------
                                                       2,096,319
                                                     -----------
RETAILERS - 4.7%
BJ's Wholesale Club, Inc. (*)                52,800      745,536
Movado Group, Inc.                           59,400    1,217,700
Stein Mart, Inc. (*)                        102,800      562,316
Ultimate Electronics, Inc. (*)               33,700      284,765
                                                     -----------
                                                       2,810,317
                                                     -----------
STATE COMMERCIAL BANKS - 4.3%
Banner Corporation                           36,700      608,853
Main Streets Banks, Inc. (+)                 26,915      568,983
Pacific Capital Bancorp                      18,400      600,042
PrivateBancorp, Inc. (+)                     14,400      345,888
Republic Bancshares, Inc.                    20,800      445,328
                                                     -----------
                                                       2,569,094
                                                     -----------
TEXTILES, CLOTHING & FABRICS - 4.5%
Interface, Inc. Cl. A                       247,600      891,360
Mohawk Industries, Inc. (*)                  32,300    1,791,681
                                                     -----------
                                                       2,683,041
                                                     -----------
TRANSPORTATION - 1.4%
Wabtec Corporation                           66,400      814,065
                                                     -----------

TOTAL COMMON STOCKS (identified cost, $56,734,785)    57,390,298

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
                                          PRINCIPAL
                                             AMOUNT        VALUE
SECURITY LENDING COLLATERAL - 18.9%
Bank of Montreal, 1.34%, due 05/01/03     $1,235,491 $ 1,235,491
BNP Paribas, 1.25%, due 05/07/03          2,408,198    2,408,198
Merrill Lynch & Co., 1.48%, due 11/26/03  2,408,198    2,408,198
Merrimac Money Market Fund                2,432,280    2,432,280
Royal Bank of Scotland, 1.24%, due
 05/07/03                                 2,889,838    2,889,838
                                                     -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $11,374,005)                                        11,374,005
REPURCHASE AGREEMENTS - 4.8%
Investors Bank & Trust Repurchase
 Agreement, 1.00%, dated 04/30/03,
 $2,855,303 due on 05/01/03 (secured by
 Federal Government Agency, 5.948%, due
 on 07/01/31, with value of $2,997,985),
 at cost                                  2,855,224    2,855,224
                                                     -----------

TOTAL INVESTMENTS (identified cost, $70,964,014)      71,619,527

Other assets, less liabilities - (19.2%)             (11,555,979)
                                                     -----------

NET ASSETS - 100%                                    $60,063,548
                                                     ===========

(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 91.3%

ISSUER                                        SHARES        VALUE
AUTOMOTIVE - 1.2%
Aftermarket Technology Corporation (*)       371,400  $ 3,959,124
                                                      -----------
BANKING - 6.3%
Connecticut Bancshares, Inc.                  85,900    3,669,562
First Essex Bancorp, Inc.                    222,100    7,773,278
First Niagara Financial Group, Inc.          259,900    3,157,785
Webster Financial Corporation                175,394    6,584,291
                                                      -----------
                                                       21,184,916
                                                      -----------
BEVERAGES, FOOD & TOBACCO - 1.6%
Performance Food Group Company (*)(+)        151,900    5,328,652
                                                      -----------
BUILDING MATERIALS - 2.0%
ElkCorp                                      210,600    4,264,650
PSS World Medical, Inc. (*)                  400,800    2,408,808
                                                      -----------
                                                        6,673,458
                                                      -----------
COMMERCIAL SERVICES - 1.9%
Advo, Inc. (*)                                37,300    1,466,636
FTI Consulting, Inc. (*)(+)                  110,050    4,979,762
                                                      -----------
                                                        6,446,398
                                                      -----------
COMMUNICATIONS - 0.6%
Inet Technologies, Inc. (*)                  245,200    1,966,504
                                                      -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 3.3%
Ansoft Corporation (*)                       326,900    2,788,457
Cognex Corporation (*)                       227,700    4,984,353
Veridian Corporation (*)                     181,200    3,440,988
                                                      -----------
                                                       11,213,798
                                                      -----------
COMPUTERS & INFORMATION - 1.1%
ProQuest Company (*)(+)                      147,800    3,706,824
                                                      -----------
DATA PROCESSING & PREPARATION - 2.5%
Arbitron, Inc. (*)                           246,300    8,388,978
                                                      -----------
ELECTRIC UTILITIES - 1.0%
Central Vermont Public Services
 Corporation                                 190,600    3,371,714
                                                      -----------
ELECTRICAL EQUIPMENT - 4.0%
Baldor Electric Company                      101,900    2,266,256
LSI Industries, Inc.                         527,250    5,509,762
Regal-Beloit Corporation                     160,900    2,759,435
Woodhead Industries, Inc.                    237,900    2,854,800
                                                      -----------
                                                       13,390,253
                                                      -----------
ELECTRONICS - 9.0%
AZZ, Inc. (*)                                252,100    2,591,588

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                        SHARES        VALUE
ELECTRONICS - CONTINUED
Carlisle Companies, Inc.                      93,200  $ 4,227,552
EDO Corporation                              213,000    4,015,050
Garmin Ltd. (*)                               43,900    1,860,482
Methode Electronics, Inc. Cl. A              243,100    2,552,550
Newport Corporation (*)                      360,700    4,660,605
Rogers Corporation (*)                       111,800    3,700,580
Technitrol, Inc. (*)                         433,200    6,840,228
                                                      -----------
                                                       30,448,635
                                                      -----------
ELECTRONICS/SEMICONDUCTORS - 4.8%
Actel Corporation (*)                        378,200    7,492,142
Lattice Semiconductor Corporation (*)        600,500    5,212,340
Mykrolis Corporation (*)                     440,700    3,534,414
                                                      -----------
                                                       16,238,896
                                                      -----------
FINANCIAL SERVICES - 4.6%
Eaton Vance Corporation                      252,300    7,518,540
Mid-Atlantic Realty Trust REIT               430,100    7,969,753
                                                      -----------
                                                       15,488,293
                                                      -----------
HEALTH CARE PROVIDERS - 1.3%
CorVel Corporation (*)                       140,600    4,400,780
                                                      -----------
HEAVY MACHINERY - 6.5%
Actuant Corporation Cl. A (*)                 49,200    1,825,320
Gardner Denver, Inc. (*)                      80,800    1,602,264
Hardinge, Inc.                               255,100    1,711,721
IDEX Corporation                             113,400    3,611,790
Kaydon Corporation                           142,400    3,175,520
Knight Transportation, Inc. (*)              191,300    4,610,330
Modine Manufacturing Company                 129,200    2,609,840
Robbins & Myers, Inc.                        176,000    3,025,440
                                                      -----------
                                                       22,172,225
                                                      -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.3%
Palm Harbor Homes, Inc. (*)                  268,500    4,494,690
                                                      -----------
INSURANCE - 4.6%
Infinity Property & Casualty Corporation
 (*)                                         197,700    4,171,470
Philadelphia Consolidated Holding
 Corporation (*)                             148,100    5,777,381
ProAssurance Corporation (*)                 145,100    3,756,639
Stewart Information Services Corporation
 (*)                                          70,800    1,888,944
                                                      -----------
                                                       15,594,434
                                                      -----------
MEDIA - BROADCASTING & PUBLISHING - 5.6%
Gray Television, Inc.                        452,000    4,994,600
Lin TV Corporation Cl. A (*)                 196,700    4,703,097
Saga Communications, Inc. (*)                462,968    9,351,954
                                                      -----------
                                                       19,049,651
                                                      -----------

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                        SHARES        VALUE
MEDICAL SUPPLIES - 7.9%
Coherent, Inc. (*)                           376,000  $ 8,648,000
Dionex Corporation (*)                       231,700    7,973,029
II-VI, Inc. (*)                              300,330    5,838,415
Roper Industries, Inc.                       139,200    4,258,128
                                                      -----------
                                                       26,717,572
                                                      -----------
NATIONAL COMMERCIAL BANKS - 1.8%
Sterling Bancorp                             227,606    6,218,196
                                                      -----------
OIL & GAS - 7.1%
Rowan Companies, Inc.                        311,800    6,391,900
RPC, Inc.                                    400,600    4,362,534
Tidewater, Inc.                              176,300    4,742,470
Unit Corporation (*)                         252,100    4,941,160
W-H Energy Services, Inc. (*)                200,800    3,614,400
                                                      -----------
                                                       24,052,464
                                                      -----------
PHARMACEUTICALS - 5.0%
K-V Pharmaceutical Company Cl. A (*)         189,900    4,270,851
Pharmaceutical Resources, Inc. (*)           150,500    6,614,475
Taro Pharmaceutical Industries Ltd.
 (Israel) (*)(+)                             131,600    6,022,016
                                                      -----------
                                                       16,907,342
                                                      -----------
RETAILERS - 1.2%
Michaels Stores, Inc. (*)                    126,400    3,948,736
                                                      -----------
STATE COMMERCIAL BANKS - 2.8%
Boston Private Financial Holdings, Inc.      145,400    2,740,790
Financial Institutions, Inc.                 106,000    2,328,820
First Republic Bank (*)                      178,850    4,489,135
                                                      -----------
                                                        9,558,745
                                                      -----------
TRANSPORTATION - 2.3%
C.H. Robinson Worldwide, Inc.                101,300    3,726,827
Landstar System, Inc. (*)                     66,500    4,131,645
                                                      -----------
                                                        7,858,472
                                                      -----------

TOTAL COMMON STOCKS (identified cost, $315,634,077)   308,779,750

                                           PRINCIPAL
                                              AMOUNT
SECURITY LENDING COLLATERAL - 5.6%
Bank of Montreal, 1.34%, due 05/01/03     $2,077,183    2,077,183
BNP Paribas, 1.25%, due 05/07/03           4,048,808    4,048,808
Merrill Lynch & Co., 1.48%, due 11/26/03   4,048,809    4,048,809
Merrimac Money Market Fund                 4,089,297    4,089,297
Royal Bank of Scotland, 1.24%, due
 05/07/03                                  4,858,570    4,858,570
                                                      -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $19,122,667)                                         19,122,667

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT        VALUE
REPURCHASE AGREEMENTS - 7.3%
Investors Bank & Trust Repurchase
 Agreement, 1.00%, dated 04/30/03,
 $24,543,080 due on 05/01/03 (secured by
 Federal Government Agency, 5.56% -
 5.96%, due on 07/01/26 - 07/01/32, with
 value of $25,679,653) at cost            $24,542,398 $24,542,398
                                                      -----------

TOTAL INVESTMENTS (identified cost, $359,299,142)     352,444,815

Other assets, less liabilities - (4.2%)               (14,146,678)
                                                      -----------

NET ASSETS - 100%                                     $338,298,137
                                                      ===========

REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB INTERNATIONAL FUND
(FORMERLY DLB STEWART IVORY INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 89.2%

ISSUER                                       SHARES       VALUE
AUSTRALIA - 1.5%
Brambles Industries Ltd. - (Commercial
 Services)                                   67,825  $  218,486
                                                     ----------
BELGIUM - 1.2%
Interbrew - (Beverages, Food & Tobacco)
 (+)                                          7,790     173,966
                                                     ----------
CHINA - 3.7%
Asia Satellite Telecom Holdings Ltd. -
 (Telephone Systems)                        111,700     154,675
China Resources Enterprises Ltd. -
 (Industrial - Diversified)                 226,000     179,657
CNOOC Ltd. - (Oil & Gas)                    162,000     212,904
                                                     ----------
                                                        547,236
                                                     ----------
FINLAND - 2.3%
Nokia OYJ - (Telephone Systems) (+)          20,600     343,879
                                                     ----------
FRANCE - 11.0%
Autoroutes du Sud de la France -
 (Transportation) (*)                         5,787     158,313
Aventis SA - (Pharmaceuticals)                3,936     200,014
BNP Paribas SA - (Banking)                    7,221     339,128
Pernod-Ricard SA - (Beverages, Food &
 Tobacco)                                     1,705     149,734
Suez SA - (Water Companies)                  13,866     225,894
Total Fina Elf - (Oil & Gas)                  4,320     566,786
                                                     ----------
                                                      1,639,869
                                                     ----------
GERMANY - 1.9%
SAP AG - (Computer Software &
 Processing)                                    827      84,771
Schering AG - (Pharmaceuticals) (+)           4,550     202,205
                                                     ----------
                                                        286,976
                                                     ----------
HONG KONG - 2.1%
Hong Kong & China Gas Company Ltd. -
 (Gas Utilities)                            157,747     186,077
Television Broadcasts Ltd. - (Media -
 Broadcasting & Publishing)                  44,450     135,927
                                                     ----------
                                                        322,004
                                                     ----------
IRELAND - 4.1%
Bank of Ireland - (Banking)                  17,648     215,778
Irish Life & Permanent PLC - (Financial
 Services)                                   34,889     397,752
                                                     ----------
                                                        613,530
                                                     ----------
ITALY - 1.9%
Luxottica Group SpA ADR - (Medical
 Supplies)                                   11,800     132,278
UniCredito Italiano SpA - (Banking) (+)      34,034     149,045
                                                     ----------
                                                        281,323
                                                     ----------
JAPAN - 16.3%
Bridgestone Corporation - (Automotive)       12,000     136,082
East Japan Railway Company -
 (Transportation)                                60     271,561
Fuji Photo Film Company Ltd. -
 (Entertainment & Leisure)                    6,000     152,879
Kaneka Corporation - (Chemicals &
 Plastics)                                   28,000     126,963
Mitsui & Company Ltd. - (Miscellaneous) 45,000 213,100 Mitsui Fudosan Company Ltd. - (Real
 Estate) (+)                                 24,000     129,143

DLB INTERNATIONAL FUND
(FORMERLY DLB STEWART IVORY INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES       VALUE
JAPAN - CONTINUED
Murata Manufacturing Company Ltd. -
 (Electrical Equipment)                       3,800  $  132,814
Nippon Television Network Corporation -
 (Media - Broadcasting & Publishing)          1,280     131,101
Nomura Holdings, Inc. - (Financial
 Services)                                   15,000     148,479
Ricoh Company Ltd. - (Office
 Equipment/Supplies)                         11,000     168,628
Rohm Company Ltd. -
 (Electronics/Semiconductors)                 1,700     175,115
SMC Corporation - (Heavy Machinery)           1,700     127,952
Sony Corporation - (Electronics)              6,000     145,839
Sumitomo Balelite Company Ltd. -
 (Chemicals & Plastics)                      27,000      95,499
Takeda Chemical Industries Ltd. -
 (Pharmaceuticals)                            7,400     271,042
                                                     ----------
                                                      2,426,197
                                                     ----------
NETHERLANDS - 4.2%
ING Groep NV - (Insurance)                   12,569     204,203
Royal Dutch Petroleum Company - (Oil &
 Gas)                                        10,361     424,007
                                                     ----------
                                                        628,210
                                                     ----------
PORTUGAL - 1.2%
Portugal Telecom (Reg) - (Telephone
 Systems)                                    24,939     178,499
                                                     ----------
SOUTH KOREA - 3.5%
Samsung Electronics Company Ltd. -
 (Electronics)                                  820     205,759
Samsung Fire & Marine Insurance Company
 Ltd. - (Insurance)                           3,190     157,466
SK Telecom Company Ltd. ADR - (Telephone
 Systems) (+)                                11,000     167,200
                                                     ----------
                                                        530,425
                                                     ----------
SPAIN - 2.8%
Banco Popular Espanol SA - (Banking)          4,505     218,516
NH Hoteles SA - (Lodging) (*)                 7,993      71,846
Telefonica SA - (Telephone Systems) (*)      11,842     131,038
                                                     ----------
                                                        421,400
                                                     ----------
SWEDEN - 2.4%
Nordea AB - Euro denominated - (Banking)     29,800     152,731
Securitas AB Cl. B - (Commercial
 Services)                                   17,000     199,453
                                                     ----------
                                                        352,184
                                                     ----------
SWITZERLAND - 7.7%
Adecco SA Registered - (Commercial
 Services) (+)                                4,455     170,702
Nestle SA Registered - (Beverages, Food
 & Tobacco)                                   2,826     575,779
Novartis AG - (Pharmaceuticals)               1,799      70,921
Roche Holding AG - (Pharmaceuticals)          5,277     335,572
                                                     ----------
                                                      1,152,974
                                                     ----------
UNITED KINGDOM - 21.4%
AstraZeneca PLC - (Pharmaceuticals)           7,158     281,114
Centrica PLC - (Gas Utilities)              136,199     362,221
Dixons Group PLC - (Retailers)               87,338     155,432
easyJet PLC - (Airlines) (*)                 37,903     114,597
HSBC Holdings PLC - (Banking)                12,926     141,746
Pearson PLC - (Media - Broadcasting &
 Publishing)                                 27,570     230,001

DLB INTERNATIONAL FUND
(FORMERLY DLB STEWART IVORY INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES       VALUE
UNITED KINGDOM - CONTINUED
Royal Bank of Scotland Group PLC -
 (Banking)                                   16,902  $  443,696
Smith & Nephew PLC - (Medical Supplies)      41,007     273,711
Smiths Group PLC - (Manufacturing)           15,359     164,372
Tesco PLC - (Food Retailers)                107,011     338,947
Vodafone AirTouch PLC - (Telephone
 Systems)                                   270,722     534,846
WPP Group PLC - (Advertising)                20,420     145,445
                                                     ----------
                                                      3,186,128
                                                     ----------

TOTAL COMMON STOCKS (identified cost, $14,215,151)   13,303,286

PREFERRED STOCKS - 1.6%
GERMANY - 1.6%
Porsche AG - (Automotive) (identified
 cost, $244,906)                                630     232,141
                                                     ----------

                                          PRINCIPAL
                                             AMOUNT
SECURITY LENDING COLLATERAL - 7.4%
Bank of Montreal, 1.34%, due 05/01/03     $ 120,732     120,732
BNP Paribas, 1.25%, due 05/07/03            235,327     235,327
Merrill Lynch & Co., 1.48%, due 11/26/03    235,327     235,327
Merrimac Money Market Fund                  237,681     237,681
Royal Bank of Scotland, 1.24%, due
 05/07/03                                   282,393     282,393
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,111,460)                                         1,111,460
REPURCHASE AGREEMENTS - 8.2%
Investors Bank & Trust Repurchase
 Agreement, 1.00%, dated 04/30/03,
 $1,226,787 due on 05/01/03 (secured by
 Federal Government Agency, 6.453%, due
 on 10/01/24, with value of $1,288,351)
 at cost                                  1,226,753   1,226,753
                                                     ----------

TOTAL INVESTMENTS (identified cost, $16,798,270)     15,873,640

Other assets, less liabilities - (6.4%)                (960,115)
                                                     ----------

NET ASSETS - 100%                                    $14,913,525
                                                     ==========

ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB EMERGING MARKETS FUND
(FORMERLY DLB STEWART IVORY EMERGING MARKETS FUND)
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 96.1%

ISSUER                                        SHARES       VALUE
BRAZIL - 6.5%
Companhia de Bebidas das Americas ADR -
 (Beverages, Food & Tobacco)                  16,500  $  328,185
Companhia Vale do Rio Doce ADR -
 (Metals)                                     21,200     559,680
Empresa Brasileira de Aeronautica SA ADR
 - (Aerospace & Defense)                       8,400     116,508
Petroleo Brasileiro SA ADR - (Oil & Gas) 22,800 422,940 Votorantim Celulose e Papel SA Sponsored
 ADR - (Forest Products & Paper)              16,600     315,400
                                                      ----------
                                                       1,742,713
                                                      ----------
CHILE - 2.6%
Antofagasta PLC - (Metals)                    27,049     272,386
Compania de Telecomunicaciones de Chile
 SA ADR - (Telephone Systems) (*)             15,000     172,050
Distribucion y Servicio ADR - (Food
 Retailers)                                   16,000     167,840
Embotelladora Andina SA ADR Series B -
 (Beverages, Food & Tobacco)                   9,870      79,059
                                                      ----------
                                                         691,335
                                                      ----------
CHINA - 14.7%
Asia Satellite Telecom Holdings Ltd. -
 (Telephone Systems)                         312,000     432,039
China Resources Enterprises Ltd. -
 (Industrial - Diversified)                1,450,000   1,152,668
Clipsal Industries Holdings Ltd. -
 (Electrical Equipment)                      157,967     195,735
CNOOC Ltd. - (Oil & Gas)                     401,500     527,660
Hainan Meilan Airport Company Ltd. -
 (Engineering & Construction)                286,000     114,594
Kingboard Chemicals Holdings Ltd. -
 (Chemicals & Plastics)                      308,000     248,792
Li & Fung Ltd. - (Commercial Services)       182,000     204,185
Shangri-La Asia Ltd. - (Lodging)             670,000     423,083
Techtronic Industries Company Ltd. -
 (Electronics)                               178,000     223,661
Zhejiang Expressway Holdings Company
 Ltd. - (Transportation)                   1,070,000     411,575
                                                      ----------
                                                       3,933,992
                                                      ----------
CROATIA - 2.5%
Pliva d.d. GDR 144A - (Pharmaceuticals)
 (+)                                          47,410     660,810
                                                      ----------
EGYPT - 1.0%
Commercial International Bank Sponsored
 GDR - (Banking)                              47,200     278,032
                                                      ----------
ESTONIA - 1.6%
Hansabank Ltd. - (Banking)                    23,500     428,238
                                                      ----------
HUNGARY - 4.0%
Gedeon Richter GDR 144A -
 (Pharmaceuticals)                             8,200     595,592
Matav RT ADR - (Telephone Systems)            25,000     485,250
                                                      ----------
                                                       1,080,842
                                                      ----------
INDIA - 5.8%
Cipla Ltd. - (Pharmaceuticals)                23,400     312,536
HDFC Bank Ltd. ADR - (Banking)                20,000     327,600
Hindalco Industries Ltd. GDR 144A -
 (Metals)                                     28,000     365,072
Housing Development Finance Corporation
 Ltd. - (Financial Services)                  74,000     533,983
                                                      ----------
                                                       1,539,191
                                                      ----------

DLB EMERGING MARKETS FUND
(FORMERLY DLB STEWART IVORY EMERGING MARKETS FUND)
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                        SHARES       VALUE
ISRAEL - 2.1%
Orbotech Ltd. - (Medical Supplies) (*)         8,903  $  122,327
Taro Pharmaceutical Industries Ltd. -
 (Pharmaceuticals) (*)(+)                      5,900     269,984
Teva Pharmaceutical Industries Ltd. ADR
 - (Pharmaceuticals)                           3,400     158,780
                                                      ----------
                                                         551,091
                                                      ----------
MALAYSIA - 5.4%
Genting Berhad - (Entertainment &
 Leisure)                                     85,800     270,912
IOI Corporation - (Beverages, Food &
 Tobacco)                                    368,000     488,988
Maxis Communications Berhad - (Telephone
 Systems)                                    198,000     273,517
Public Bank Berhad - (Banking)               658,500     415,840
                                                      ----------
                                                       1,449,257
                                                      ----------
MEXICO - 8.4%
Coca-Cola Femsa ADR - (Beverages, Food &
 Tobacco)                                     14,500     308,125
Consorcio ARA SA de CV - (Real Estate)
 (*)                                         264,500     488,130
Grupo Aeroportuario del Sureste SA de CV
 ADR - (Commercial Services)                  25,000     320,250
Grupo Financiero BBVA Bancomer SA de CV
 Series B - (Financial Services) (*)         305,000     265,282
Grupo Modelo Cl. C - (Beverages, Food &
 Tobacco)                                    167,500     374,230
Grupo Televisa SA ADR - (Media -
 Broadcasting & Publishing) (*)                5,300     160,802
Wal-Mart de Mexico SA de CV -
 (Retailers)                                 127,400     324,381
                                                      ----------
                                                       2,241,200
                                                      ----------
PHILIPPINE ISLANDS - 1.3%
Ayala Land, Inc. - (Real Estate)           2,638,000     250,999
Bank of the Philippine Islands -
 (Banking)                                   140,650      97,692
                                                      ----------
                                                         348,691
                                                      ----------
POLAND - 1.4%
Agora SA GDR - (Media - Broadcasting &
 Publishing) (*)                              12,200     130,761
Agora SA GDR 144A - (Media -
 Broadcasting & Publishing) (*)               22,000     235,799
                                                      ----------
                                                         366,560
                                                      ----------
RUSSIA - 1.3%
YUKOS ADR - (Oil & Gas) (+)                    2,000     351,000
                                                      ----------
SOUTH AFRICA - 8.6%
African Rainbow Minerals Gold Ltd. -
 (Mining) (*)                                 27,158     207,567
Bidvest Group Ltd. - (Commercial
 Services)                                    30,370     163,971
Gold Fields Ltd. - (Mining)                   43,302     435,964
Harmony Gold Mining Company Ltd. -
 (Metals)                                     20,746     217,632
Nampak Ltd. - (Containers & Packaging)       172,649     267,908
New Clicks Holdings Ltd. - (Retailers)       194,853     143,350
Reunert Ltd. - (Electronics)                  65,550     147,351
SABMiller PLC - (Beverages, Food &
 Tobacco)                                     65,680     446,958
Softline Ltd. - (Prepackaged Software)
 (*)                                       1,554,000     262,525
                                                      ----------
                                                       2,293,226
                                                      ----------
SOUTH KOREA - 14.3%
Amorepacific Corporation - (Cosmetics &
 Personal Care)                                3,740     330,769
CJ Corporation - (Beverages, Food &
 Tobacco)                                      7,040     240,362

DLB EMERGING MARKETS FUND
(FORMERLY DLB STEWART IVORY EMERGING MARKETS FUND)
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
ISSUER                                        SHARES       VALUE
SOUTH KOREA - CONTINUED
Hite Brewery Company Ltd. - (Beverages,
 Food & Tobacco)                              12,490  $  626,812
Korea Zinc Company Ltd. - (Metals)             2,940      47,418
Lotte Chilsung Beverage Company Ltd. -
 (Beverages, Food & Tobacco)                     640     316,972
Lotte Confectionery Company Ltd. -
 (Beverages, Food & Tobacco)                     340     123,357
S1 Corporation - (Commercial Services)        14,800     275,179
Samsung Electronics Company Ltd. GDR
 144A - (Electronics) (+)                      7,607     954,788
Samsung Fire & Marine Insurance Company
 Ltd. - (Insurance)                           13,390     660,963
Shinsegae Company Ltd. - (Retailers)           1,980     236,199
                                                      ----------
                                                       3,812,819
                                                      ----------
SRI LANKA - 1.0%
John Keells Holdings - (Industrial -
 Diversified)                                338,250     271,603
                                                      ----------
TAIWAN - 2.6%
Premier Image Technology Corporation -
 (Electronics)                               258,000     336,844
President Chain Store Corporation -
 (Retailers)                                 279,554     353,754
                                                      ----------
                                                         690,598
                                                      ----------
THAILAND - 7.4%
Electricity Generating Public Company
 Ltd. - (Electric Utilities)                 816,900     790,979
Kasikornbank Public Company Ltd. -
 (Banking) (*)                             1,104,900     934,499
Siam Commercial Bank Public Company Ltd.
 Registered - (Banking) (*)                  310,000     247,725
                                                      ----------
                                                       1,973,203
                                                      ----------
TURKEY - 3.6%
Akcansa Cimento AS - (Building
 Materials)                               19,814,000      54,916
Anadolu Efes Biracilik ve Malt Sanayii
 AS - (Beverages, Food & Tobacco) (*)      8,000,000     159,286
Enka Insaat ve Sanayi A.S. - (Heavy
 Machinery) (*)                            7,535,000     261,649
Koc Holdings AS - (Industrial -
 Diversified) (*)                         15,143,000     152,443
Yazicilar SA - (Beverages, Food &
 Tobacco)                                 32,371,600     340,319
                                                      ----------
                                                         968,613
                                                      ----------

TOTAL COMMON STOCKS (identified cost, $25,871,783)    25,673,014

                                           PRINCIPAL
                                              AMOUNT
SECURITY LENDING COLLATERAL - 7.2%
Bank of Montreal, 1.34%, due 05/01/03     $  208,620     208,620
BNP Paribas, 1.25%, due 05/07/03             406,638     406,638
Merrill Lynch & Co., 1.48%, due 11/26/03     406,638     406,638
Merrimac Money Market Fund                   410,704     410,704
Royal Bank of Scotland, 1.24%, due
 05/07/03                                    487,966     487,966
                                                      ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,920,566)                                          1,920,566

DLB EMERGING MARKETS FUND
(FORMERLY DLB STEWART IVORY EMERGING MARKETS FUND)
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT       VALUE
REPURCHASE AGREEMENTS - 3.7%
Investors Bank & Trust Repurchase
 Agreement, 1.00%, dated 04/30/03,
 $1,001,701 due on 05/01/03 (secured by
 Federal Government Agency, 4.625%, due
 on 04/25/14, with value of $1,051,756),
 at cost                                  $1,001,673  $1,001,673
                                                      ----------

TOTAL INVESTMENTS (identified cost, $28,794,022)      28,595,253

Other assets, less liabilities - (7.0%)               (1,880,402)
                                                      ----------

NET ASSETS - 100%                                     $26,714,851
                                                      ==========

144A Security exempt from registration under rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2003, the aggregate market value of these securities was $2,446,989 or 9.2% of net assets.
ADR  American Depository Receipt
GDR  Global Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
                 BONDS - 97.7%

  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                               ISSUER     AMOUNT       VALUE

               RESIDENTIAL MORTGAGE BACKED - 38.6%
               Federal Home Loan Mortgage
                Corporation, 5.50%, 2031            $ 131,531  $  135,395
    AAA
               Federal Home Loan Mortgage
                Corporation, 6.00%, 2028              642,490     669,894
    AAA
               Federal Home Loan Mortgage
                Corporation, 6.50%, 2031              105,374     110,016
    AAA
               Federal Home Loan Mortgage
                Corporation, 6.50%, 2032               66,433      69,362
    AAA
               Federal Home Loan Mortgage
                Corporation, 7.50%, 2023               44,471      47,799
    AAA
               Federal Home Loan Mortgage
                Corporation TBA, 6.00%, 2033 (#)      200,000     208,000
    AAA
               Federal Home Loan Mortgage
                Corporation TBA, 6.50%, 2033 (#)      400,000     417,625
    AAA
               Federal National Mortgage
                Association, 5.00%, 2018              224,028     231,484
    AAA
               Federal National Mortgage
                Association, 5.50%, 2017              106,861     111,240
    AAA
               Federal National Mortgage
                Association, 5.50%, 2017               34,272      35,676
    AAA
               Federal National Mortgage
                Association, 5.50%, 2032              115,359     118,694
    AAA
               Federal National Mortgage
                Association, 5.50%, 2033              200,000     205,438
    AAA
               Federal National Mortgage
                Association, 6.00%, 2011              153,407     161,526
    AAA
               Federal National Mortgage
                Association, 6.50%, 2028              238,571     249,499
    AAA
               Federal National Mortgage
                Association, 6.50%, 2029              287,188     300,245
    AAA
               Federal National Mortgage
                Association, 6.50%, 2031              120,765     126,179
    AAA
               Federal National Mortgage
                Association, 6.50%, 2032               87,985      91,930
    AAA
               Federal National Mortgage
                Association, 6.50%, 2032              309,435     323,305
    AAA
               Federal National Mortgage
                Association, 6.50%, 2032              105,844     110,588
    AAA
               Federal National Mortgage
                Association, 7.00%, 2029                5,391       5,701
    AAA
               Federal National Mortgage
                Association, 7.00%, 2030              119,162     126,003
    AAA
               Federal National Mortgage
                Association, 7.50%, 2029              166,150     177,304
    AAA
               Federal National Mortgage
                Association TBA, 5.00%, 2033 (#)      200,000     201,000
    AAA
               Federal National Mortgage
                Association TBA, 5.50%, 2033 (#)      324,592     333,985
    AAA
               GMAC Mortgage Corporation Loan
                Trust 2001-J5 A7, 6.75%, 2031         125,000     129,672
    Aaa
               Government National Mortgage
                Association, 5.50%, 2033              300,000     309,656
    AAA
               Government National Mortgage
                Association, 6.00%, 2011              135,961     144,099
    AAA
               Government National Mortgage
                Association, 6.00%, 2029              212,727     223,032
    AAA
               Government National Mortgage
                Association, 6.00%, 2032              142,282     149,028
    AAA
               Government National Mortgage
                Association, 6.50%, 2031               99,619     104,851
    AAA
               Government National Mortgage
                Association, 6.50%, 2031              205,443     216,060
    AAA
               Government National Mortgage
                Association, 6.50%, 2031               46,991      49,420
    AAA
               Government National Mortgage
                Association, 6.50%, 2031               88,174      92,731
    AAA
               Government National Mortgage
                Association, 7.00%, 2024               24,005      25,626
    AAA
               Government National Mortgage
                Association, 7.00%, 2029              331,776     352,355
    AAA
               Government National Mortgage
                Association, 7.00%, 2032               79,288      84,086
    AAA
               Government National Mortgage
                Association, 7.50%, 2011              155,824     168,606
    AAA
               Government National Mortgage
                Association, 7.50%, 2011               62,951      68,115
    AAA
               Government National Mortgage
                Association, 7.50%, 2023               74,622      80,190
    AAA
               Government National Mortgage
                Association, 8.00%, 2009               68,968      74,538
    AAA
               Government National Mortgage
                Association, 8.00%, 2026               56,423      61,446
    AAA
               Government National Mortgage
                Association, 8.50%, 2030               54,403      58,858
    AAA
               Government National Mortgage
                Association TBA, 5.50%, 2033 (#)      250,024     258,834
    AAA

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               RESIDENTIAL MORTGAGE BACKED - CONTINUED
               Government National Mortgage
                Association TBA, 6.00%, 2033 (#)    $ 400,000  $  418,125
    AAA
               Government National Mortgage
                Association TBA, 6.50%, 2033 (#)      200,000     210,125
    AAA
               GSR Mortgage Loan Trust 2002-8F
                3AA1, 6.50%, 2032                      67,670      69,523
    Aaa
               Residential Accredit Loans, Inc.
                2000-QS8 A4, 8.00%, 2030              125,000     129,237
    AAA
               Residential Funding Mortgage
                Securities I 1998-S12 A8,
                6.75%, 2028                           143,719     143,842
    AAA
               Vendee Mortgage Trust 1992-1 2Z,
                7.75%, 2022                            92,366     100,872
    AAA
                                                               ----------
                                                                8,290,815
                                                               ----------
               INDUSTRIAL - 23.4%
               Albertson's, Inc., 7.50%, 2011         100,000     116,604
   Baa1
               Amerada Hess Corporation, 7.125%,
                2033                                   80,000      87,901
   Baa3
               AOL Time Warner, Inc., 7.625%, 2031     20,000      22,056
   Baa1
               Apache Corporation, 6.25%, 2012         85,000      96,656
    A3
               Aramark Services, Inc., 8.15%, 2005     40,000      43,134
   Baa3
               Autozone, Inc., 5.875%, 2012            75,000      78,396
   Baa2
               Avery-Dennison Corporation, 6.00%,
                2033                                   25,000      25,846
    A3
               Avery-Dennison Corporation MTN,
                6.76%, 2005                           125,000     136,060
    A3
               Brascan Corporation, 8.125%, 2008       70,000      81,236
   Baa3
               Cendant Corporation, 7.375%, 2013       60,000      66,888
   Baa1
               Clear Channel Communications, Inc.,
                4.25%, 2009                            55,000      55,238
   Baa3
               Comcast Cable Communications,
                6.375%, 2006                          130,000     140,911
   Baa3
               Conoco, Inc., 6.95%, 2029               90,000     105,277
    A3
               Consolidated Natural Gas Company,
                6.25%, 2011                            60,000      66,869
    A3
               DaimlerChrysler NA Holding
                Corporation, 6.40%, 2006              130,000     142,036
    A3
               DaimlerChrysler NA Holding
                Corporation, 6.90%, 2004              100,000     105,906
    A3
               Ecolab, Inc., 6.875%, 2011             120,000     134,406
    A2
               Enterprise Products Partners L.P.,
                7.50%, 2011                           125,000     144,363
   Baa2
               Equifax, Inc. 144A, 4.95%, 2007         50,000      52,205
   Baa1
               Fiserv, Inc. 144A, 4.00%, 2008          30,000      30,443
   Baa2
               Ford Motor Company, 7.45%, 2031         70,000      62,302
   Baa1
               Ford Motor Credit Company, 7.60%,
                2005                                  200,000     209,661
    A3
               Fred Meyer, Inc., 7.45%, 2008          140,000     160,189
   Baa3
               General Electric Company, 5.00%,
                2013                                  160,000     165,373
    Aaa
               General Motors Acceptance
                Corporation, 7.75%, 2010              125,000     134,820
    A2
               Hershey Foods Corporation, 7.20%,
                2027                                  110,000     131,046
    A1
               Humana, Inc., 7.25%, 2006              100,000     107,771
   Baa3
               Ingersoll-Rand Company, 5.80%, 2004    100,000     104,518
   BBB+
               International Game Technology,
                8.375%, 2009                           35,000      41,758
   Baa3
               Kimco Realty Corporation, 7.86%,
                2007                                  160,000     187,500
   Baa1
               Kinder Morgan Energy Partners,
                L.P., 7.125%, 2012 (+)                 65,000      75,748
   Baa1
               Lockheed Martin Corporation, 8.50%,
                2029                                   85,000     114,035
   Baa2
               Marsh & McLennan Companies, Inc.,
                6.25%, 2012                            45,000      50,359
    A2
               Masco Corporation, 6.75%, 2006         130,000     144,388
   Baa1
               Mohawk Industries, Inc. Series D,
                7.20%, 2012                            45,000      50,312
   Baa2
               ProLogis Trust, 7.00%, 2003             25,000      25,593
   Baa1

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               INDUSTRIAL - CONTINUED
               Safeway, Inc., 6.05%, 2003           $ 175,000  $  178,781
   Baa2
               Scholastic Corporation, 5.75%, 2007    125,000     134,366
   Baa2
               Simon Properties Group L.P.,
                6.625%, 2003                           35,000      35,194
   Baa2
               Sony Capital Corporation 144A,
                4.95%, 2006                            65,000      69,077
    Aa3
               Southern Natural Gas Company,
                7.35%, 2031                            30,000      29,250
    B1
               SuperValu, Inc., 7.50%, 2012 (+)        60,000      64,642
   Baa3
               Tele-Communications, Inc., 9.80%,
                2012                                  170,000     219,332
   Baa3
               Tenet Healthcare Corporation,
                6.375%, 2011                           45,000      42,750
   Baa3
               Tosco Corporation, 7.25%, 2007         150,000     169,641
    A3
               Tyco International Group SA,
                6.375%, 2006 (+)                      160,000     160,800
    Ba2
               Union Oil Company of California,
                6.375%, 2004                           65,000      66,854
   Baa2
               United Technologies Corporation,
                6.35%, 2011                           135,000     154,534
    A2
               Visteon Corporation, 8.25%, 2010        90,000      93,535
   Baa2
               Weyerhaeuser Company, 5.50%, 2005      100,000     105,059
   Baa2
                                                               ----------
                                                                5,021,619
                                                               ----------
               U.S. GOVERNMENT - 7.6%
               U.S. Treasury Bond, 5.375%,
                2031 (+)                              170,000     185,499
    AAA
               U.S. Treasury Bond, 5.50%,
                2028 (+)                              750,000     815,332
    AAA
               U.S. Treasury Bond, 6.125%, 2029       135,000     159,553
    AAA
               U.S. Treasury Bond, 6.25%, 2023        350,000     414,531
    AAA
               U.S. Treasury Note, 4.375%,
                2012 (+)                               60,000      62,646
    AAA
                                                               ----------
                                                                1,637,561
                                                               ----------
               ASSET BACKED - 6.4%
               Capital Auto Receivables Asset
                Trust 2003-1 A2A, 2.27%, 2006          75,000      75,739
    Aaa
               Conseco Finance Securitizations
                Corporation 2001-1 A4,
                6.21%, 2032                            95,000      96,987
    Aaa
               Ford Credit Auto Owner Trust 2002-B
                A3A, 4.14%, 2005                      145,000     148,720
    Aaa
               Ford Credit Auto Owner Trust
                Serries 2003-A A3A, 2.20%, 2006        75,000      75,749
    Aaa
               MBNA Master Credit Card Trust
                1999-B A, 5.90%, 2011                 125,000     139,587
    Aaa
               MMCA Automobile Trust 2002-1 A3,
                4.15%, 2006                           175,000     177,292
    Aaa
               MMCA Automobile Trust 2002-3 A3,
                2.97%, 2007                           130,000     131,164
    Aaa
               National City Auto Receivables
                Trust 2002-A A3, 4.04%, 2006          325,000     332,927
    Aaa
               Oakwood Mortgage Investors, Inc.
                2001-C A2, 5.92%, 2017                190,000     192,685
    Aa3
                                                               ----------
                                                                1,370,850
                                                               ----------
               FINANCIAL SERVICES - 5.5%
               Bear Stearns Companies, Inc.,
                3.00%, 2006                            90,000      91,595
    A2
               Boeing Capital Corporation, 7.10%,
                2005                                   70,000      76,773
    A3
               CIT Group, Inc., 4.125%, 2006           45,000      45,944
    A2
               CIT Group, Inc., 7.375%, 2007 (+)       60,000      67,203
    A2
               Citigroup, Inc., 4.875%, 2015           40,000      39,957
    Aa2
               Countrywide Home Loans, Inc.,
                5.50%, 2007                           110,000     118,734
    A3
               Franklin Resources, Inc., 3.70%,
                2008                                   25,000      25,058
    A2
               GATX Financial Corporation MTN
                Series D, 6.875%, 2006                150,000     139,165
   Baa3
               Goldman Sachs Group, Inc., 4.125%,
                2008                                   45,000      46,442
    Aa3
               Household Finance Corporation,
                6.375%, 2012 (+)                       10,000      11,032
    A2

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               FINANCIAL SERVICES - CONTINUED
               Household Finance Corporation,
                7.625%, 2032                        $  60,000  $   74,298
    A2
               Jefferies Group, Inc., 7.50%, 2007      50,000      55,305
   Baa3
               Jefferies Group, Inc., 7.75%, 2012      50,000      53,736
   Baa3
               John Deere Capital Corporation,
                5.125%, 2006                           50,000      53,595
    A3
               Merrill Lynch & Company, Inc. MTN,
                2.47%, 2006                            75,000      75,041
    Aa3
               Textron Financial Corporation MTN
                Series E, 5.95%, 2004                  95,000      97,903
    A3
               TIAA Global Markets 144A, 3.875%,
                2008                                  110,000     112,704
    Aaa
                                                               ----------
                                                                1,184,485
                                                               ----------
               COMMERCIAL MORTGAGE BACKED - 5.5%
               Chase Commercial Mortgage
                Securities Corporation 1996-1 A2,
                7.60%, 2006                           150,000     165,303
    Aaa
               CS First Boston Mortgage Securities
                Corporation 1997-C2 A2, 6.52%,
                2035                                  175,000     187,144
    Aaa
               GE Capital Commercial Mortgage
                Corporation 2002-1A A1, 5.033%,
                2035                                  214,536     227,364
    Aaa
               J. P. Morgan Commercial Mortgage
                Finance Corporation 1999-C7 A2,
                6.507%, 2035                          400,000     453,252
    Aaa
               Salomon Brothers Mortgage
                Securities VII 2001-MMA A1 144A,
                5.323%, 2034                          139,940     147,698
    Aaa
                                                               ----------
                                                                1,180,761
                                                               ----------
               INTERNATIONAL - 3.7%
               British Telecom Plc (Great
                Britain), 8.625%, 2030                 65,000      86,470
   Baa1
               Canadian National Railway Company
                (United States), 6.375%, 2011         120,000     135,586
   Baa1
               France Telecom (France), 8.50%,
                2031 (+)                               20,000      26,602
   Baa3
               Kreditanstalt fuer Wiederaufbau
                (Germany), 3.375%, 2008 (+)            55,000      55,881
    Aaa
               Province of Quebec (Canada), 7.50%,
                2029                                  135,000     174,646
    A1
               Republic of Chile (Chile), 5.50%,
                2013                                   35,000      35,831
   Baa1
               Telephonica Europe BV
                (Netherlands), 7.35%, 2005            200,000     223,314
    A3
               Vodafone Group Plc (Great Britain),
                5.375%, 2015 (+)                       50,000      52,106
    A2
                                                               ----------
                                                                  790,436
                                                               ----------
               ELECTRIC UTILITIES - 3.4%
               Consolidated Edison, Inc., 6.15%,
                2008                                   75,000      84,322
    A1
               Dominion Resources, Inc., 5.70%,
                2012                                   35,000      37,330
   Baa1
               Dominion Resources, Inc., 7.82%,
                2004                                  140,000     150,941
   Baa1
               KeySpan Gas East Corporation,
                6.90%, 2008                           150,000     171,702
    A2
               Midamerican Energy Company, 5.125%,
                2013                                   75,000      77,572
    A3
               National Rural Utilities
                Cooperative Finance Corporation
                MTN Series C, 8.00%, 2032             105,000     134,020
    A2
               Progress Energy, Inc., 6.55%, 2004      75,000      77,871
   Baa2
                                                               ----------
                                                                  733,758
                                                               ----------
               TELEPHONE UTILITIES - 2.4%
               Cox Communications, Inc., 7.75%,
                2010                                  135,000     162,121
   Baa2
               Qwest Corporation 144A, 8.875%,
                2012                                   50,000      54,750
    Ba3

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               TELEPHONE UTILITIES - CONTINUED
               Sprint Capital Corporation, 8.375%,
                2012                                $  35,000  $   38,938
   Baa3
               Verizon Global Funding Corporation,
                7.375%, 2012                           70,000      83,019
    A2
               Verizon Global Funding Corporation,
                7.75%, 2030                            75,000      92,607
    A2
               WorldCom, Inc. - WorldCom Group,
                6.50%, 2004 (*)(++)                    65,000      18,363
    Ca
               WorldCom, Inc. - WorldCom Group,
                8.25%, 2031 (*)(++)                   260,000      73,450
    Ca
                                                               ----------
                                                                  523,248
                                                               ----------
               TRANSPORTATION - 1.2%
               Continental Airlines, Inc., 8.048%,
                2020                                  138,283     120,200
   Baa3
               Norfolk Southern Corporation,
                7.25%, 2031                           125,000     146,213
   Baa1
                                                               ----------
                                                                  266,413
                                                               ----------
               TOTAL BONDS (identified cost, $20,091,045)      20,999,946
               SECURITY LENDING COLLATERAL - 6.9%
               Bank of Montreal, 1.34%, due
                05/01/03                              162,306     162,306
               BNP Paribas, 1.25%, due 05/07/03       316,365     316,365
               Merrill Lynch & Co., 1.48%, due
                11/26/03                              316,364     316,364
               Merrimac Money Market Fund             319,528     319,528
               Royal Bank of Scotland, 1.24%, due
                05/07/03                              379,637     379,637
                                                               ----------

               TOTAL SECURITY LENDING COLLATERAL (identified
                cost, $1,494,200)                               1,494,200

               REPURCHASE AGREEMENTS - 11.0%
               Investors Bank & Trust Repurchase
                Agreement, 1.00%, dated 04/30/03,
                $2,358,162 due on 05/01/03
                (secured by Federal Government
                Agency, 4.23%, due on 11/01/23,
                with value of $2,476,091) at cost   2,358,096   2,358,096
                                                               ----------

               TOTAL INVESTMENTS (identified cost,
                $23,943,341)                                   24,852,242

               Other assets, less liabilities - (15.6%)        (3,347,280)
                                                               ----------

               NET ASSETS - 100.0%                             $21,504,962
                                                               ==========

           144A Security exempt from registration under rule 144A of the Security Act of 1933. Securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2003, the aggregate market value of these securities was $493,293 or 2.3% of net assets.
           (*)  Non-income producing security
           (+)  Denotes all or a portion of security on loan
           (++) Defaulted security
           (#)  Delayed delivery contract

       See notes to financial statements.

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------
                 BONDS - 95.0%

  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                               ISSUER     AMOUNT       VALUE
               ADVERTISING - 0.9%
               RH Donnelley Financial Corporation
                144A, 10.875%, 2012                 $ 250,000  $  289,375
    B2
                                                               ----------
               AEROSPACE & DEFENSE - 1.2%
               Bombardier, Inc. 144A, 6.75%, 2012     400,000     365,000
   Baa3
                                                               ----------
               AIRLINES - 0.5%
               Delta Air Lines, Inc., 7.90%,
                2009 (+)                              250,000     173,750
    B3
                                                               ----------
               AUTOMOTIVE & INDUSTRIAL - 5.6%
               Collins & Aikman Products, 10.75%,
                2011                                  250,000     256,250
    B1
               Collins & Aikman Products, 11.50%,
                2006                                  125,000     116,875
    B2
               Dana Corporation, 9.00%, 2011 (+)      250,000     271,250
    Ba3
               Ford Motor Credit Company, 6.50%,
                2007                                  250,000     255,548
    A3
               Tenneco Automotive, Inc. Series B,
                11.625%, 2009 (+)                     400,000     354,000
   Caa1
               TRW Automotive, Inc. 144A, 11.00%,
                2013 (+)                              475,000     520,125
    B2
                                                               ----------
                                                                1,774,048
                                                               ----------
               BEVERAGES, FOOD & TOBACCO - 3.1%
               B&G Foods, Inc. Series D, 9.625%,
                2007                                  250,000     257,812
    B3
               Constellation Brands, Inc., 8.00%,
                2008                                  250,000     268,750
    Ba2
               Del Monte Corporation 144A, 8.625%,
                2012                                   75,000      80,719
    B2
               Dole Food Company, Inc. 144A,
                8.875%, 2011                           50,000      54,375
    B2
               Land O' Lakes, Inc., 8.75%, 2011       500,000     320,000
    B2
                                                               ----------
                                                                  981,656
                                                               ----------
               BROADCASTING - 7.4%
               British Sky Broadcasting PLC,
                6.875%, 2009                          500,000     541,250
    Ba1
               Charter Communications Holdings
                Corporation, 10.75%, 2009             500,000     332,500
    Ca
               CSC Holdings, Inc., 7.625%, 2011       250,000     263,125
    B1
               CSC Holdings, Inc. Series B,
                8.125%, 2009                          250,000     265,000
    B1
               EchoStar Communications
                Corporation, 4.875%, 2007             250,000     248,750
    B2
               EchoStar DBS Corporation, 9.375%,
                2009                                  250,000     269,687
    Ba3
               Mediacom Communications
                Corporation, 5.25%, 2006              185,000     179,681
   Caa1
               Mediacom LLC/Capital Corporation,
                8.50%, 2008                           250,000     256,250
    B2
                                                               ----------
                                                                2,356,243
                                                               ----------
               BUILDING & REAL ESTATE - 1.7%
               Intrawest Corporation, 9.75%, 2008     500,000     522,500
    B1
                                                               ----------
               CARGO TRANSPORT - 0.9%
               Kansas City Southern Railway,
                9.50%, 2008                           250,000     276,250
    Ba2
                                                               ----------
               CHEMICALS & PLASTICS - 1.7%
               Nova Chemicals Corporation, 7.00%,
                2006                                  275,000     279,125
    Ba2
               PolyOne Corporation 144A, 10.625%,
                2010                                  100,000     100,000
    B2

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               CHEMICALS & PLASTICS - CONTINUED
               Resolution Performance Production
                LLC/RPP Capital Corporation 144A,
                9.50%, 2010                         $ 150,000  $  160,500
    B2
                                                               ----------
                                                                  539,625
                                                               ----------
               COMMERCIAL SERVICES - 5.0%
               Allied Waste North America Series
                B, 10.00%, 2009                       250,000     267,187
    B2
               Brand Services, Inc. 144A, 12.00%,
                2012                                  250,000     275,000
    B3
               Brickman Group Ltd. (The) 144A,
                11.75%, 2009                          150,000     168,000
    B2
               MSX International, Inc., 11.375%,
                2008                                  600,000     306,000
    B3
               North America United Rentals, Inc.
                144A, 10.75%, 2008                    200,000     216,000
    B1
               Outsourcing Solutions, Inc. Series
                B, 11.00%, 2006 (++)                  250,000       2,500
    Ca
               Service Corporation International,
                6.875%, 2007                          300,000     297,000
    B1
               Von Hoffman Press, Inc., 10.375%,
                2007                                   50,000      49,125
    B3
                                                               ----------
                                                                1,580,812
                                                               ----------
               COMPUTER & DATA PROCESSING SERVICES - 0.4%
               American Business Information,
                Inc., 9.50%, 2008                     125,000     127,500
    B3
                                                               ----------
               CONSUMER PRODUCTS - 1.7%
               American Greetings Corporation,
                6.10%, 2028                           250,000     245,000
    Ba1
               American Greetings Corporation,
                11.75%, 2008                          250,000     286,250
    Ba3
                                                               ----------
                                                                  531,250
                                                               ----------
               CONTAINERS, PACKAGING & GLASS - 4.4%
               AEP Industries, Inc., 9.875%, 2007     450,000     423,000
    B3
               Ball Corporation, 6.875%, 2012         125,000     131,562
    Ba3
               Owens-Brockway Glass Container,
                Inc. 144A, 8.25%, 2013                125,000     125,000
    B2
               Packaging Corporation of America,
                9.625%, 2009                          200,000     217,000
    Ba2
               Tekni-Plex, Inc., 12.75%, 2010         520,000     508,300
    B3
                                                               ----------
                                                                1,404,862
                                                               ----------
               DIVERSIFIED/CONGLOMERATE MANUFACTURING - 0.9%
               Elgin National Industries, 11.00%,
                2007                                  125,000      50,156
   Caa3
               Unifrax Investments Corporation,
                10.50%, 2003                          223,000     223,000
    B2
                                                               ----------
                                                                  273,156
                                                               ----------
               DIVERSIFIED/CONGLOMERATE SERVICES - 3.3%
               Briggs & Stratton Corporation,
                8.875%, 2011                           65,000      72,800
    Ba1
               Buhrmann US, Inc., 12.25%,
                2009 (+)                              250,000     226,875
    B3
               Iron Mountain, Inc., 8.625%, 2013      400,000     436,000
    B2
               Williams Scotsman, Inc., 9.875%,
                2007                                  300,000     298,500
    B3
                                                               ----------
                                                                1,034,175
                                                               ----------
               ELECTRONICS - 3.6%
               Ametek, Inc., 7.20%, 2008              100,000     105,164
    Ba1
               Conexant Systems, Inc., 4.00%, 2007    125,000      76,250
   CCC+

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               ELECTRONICS - CONTINUED
               Conexant Systems, Inc., 4.25%, 2006  $ 110,000  $   76,862
    NR
               FEI Company, 5.50%, 2008               110,000     104,087
    B-
               FEI Company 144A, 5.50%, 2008           75,000      70,969
    B-
               Special Devices, Inc. Series B,
                11.375%, 2008                         875,000     717,500
   Caa2
                                                               ----------
                                                                1,150,832
                                                               ----------
               ELECTRONICS/SEMICONDUCTORS - 2.5%
               Cymer, Inc. 144A, 3.50%, 2009          125,000     123,125
    B+
               General Semiconductor, Inc., 5.75%,
                2006                                   25,000      25,375
    B2
               SCG Holdings
                Corporation/Semiconductor
                Components Industries LLC, 12.00%,
                2009                                  500,000     365,000
   Caa2
               Stoneridge, Inc., 11.50%, 2012         250,000     272,812
    B2
                                                               ----------
                                                                  786,312
                                                               ----------
               ENTERTAINMENT & LEISURE - 1.0%
               Bally Total Fitness Holding
                Corporation Series D,
                9.875%, 2007 (+)                      250,000     226,250
    B2
               Remington Arms Company, Inc. 144A,
                10.50%, 2011                           75,000      81,000
    B2
                                                               ----------
                                                                  307,250
                                                               ----------
               FINANCIAL SERVICES - 0.3%
               Jefferies Group, Inc., 7.75%, 2012     100,000     107,472
   Baa3
                                                               ----------
               HEALTHCARE, EDUCATION & CHILDCARE - 0.3%
               Healthsouth Corporation, 7.375%,
                2006 (+)(++)                          125,000      79,688
   Caa2
                                                               ----------
               HEAVY MACHINERY - 0.6%
               JLG Industries, Inc. 144A, 8.25%,
                2008                                   30,000      30,000
    B1
               SPX Corporation, 7.50%, 2013           150,000     163,500
    Ba3
                                                               ----------
                                                                  193,500
                                                               ----------
               HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.4%
               Associated Materials, Inc., 9.75%,
                2012                                  125,000     136,250
    B3
                                                               ----------
               HOTELS, MOTELS, INNS & GAMING - 5.8%
               Argosy Gaming Company, 9.00%, 2011     250,000     268,750
    B2
               Horseshoe Gaming Holding
                Corporation, 8.625%, 2009             400,000     425,000
    B2
               Isle of Capri Casinos, Inc., 9.00%,
                2012                                  125,000     132,813
    B2
               MGM Mirage, Inc., 8.50%, 2010          250,000     280,000
    Ba1
               Mohegan Tribal Gaming Authority,
                8.75%, 2009                           400,000     425,000
    Ba3
               Park Place Entertainment
                Corporation, 7.50%, 2009              250,000     265,625
    Ba1
               Park Place Entertainment
                Corporation 144A,
                7.00%, 2013 (+)                        45,000      46,125
    Ba1
                                                               ----------
                                                                1,843,313
                                                               ----------
               INDUSTRIAL - 4.4%
               Airgas, Inc., 7.75%, 2006              200,000     209,000
    Ba1
               Airgas, Inc., 9.125%, 2011             100,000     111,500
    Ba2

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               INDUSTRIAL - CONTINUED
               Cendant Corporation, 7.375%, 2013    $ 500,000  $  557,398
   Baa1
               Johnsondiversey, Inc., 9.625%,
                2012 (+)                               65,000      71,663
    B2
               Tyco International Group SA,
                6.375%, 2006 (+)                      200,000     201,000
    Ba2
               Tyco International Group SA,
                6.375%, 2011 (+)                      250,000     246,250
    Ba2
                                                               ----------
                                                                1,396,811
                                                               ----------
               LEISURE, AMUSEMENT & ENTERTAINMENT - 3.6%
               Imax Corporation, 7.875%, 2005         700,000     626,500
   Caa2
               Lodgenet Entertainment Coporation,
                10.25%, 2006 (+)                      500,000     505,000
    B1
                                                               ----------
                                                                1,131,500
                                                               ----------
               MANUFACTURING - 2.8%
               Great Lakes Dredge & Dock
                Corporation, 11.25%, 2008             200,000     211,250
    B3
               Hexcel Corporation 144A, 9.875%,
                2008                                   50,000      53,500
    B3
               Kennametal, Inc., 7.20%, 2012          175,000     186,300
    Ba1
               Prestolite Electric, Inc., 9.625%,
                2008                                  250,000     215,000
   Caa2
               Samsonite Corporation, 10.75%,
                2008 (+)                              250,000     236,250
   Caa2
                                                               ----------
                                                                  902,300
                                                               ----------
               MEDIA - BROADCASTING & PUBLISHING - 4.0%
               American Media, Inc. 144A, 8.875%,
                2011 (+)                               75,000      81,188
    B2
               CanWest Media, Inc. 144A, 7.625%,
                2013                                   75,000      78,750
    B1
               Dex Media East LLC Company 144A,
                12.125%, 2012                         250,000     297,500
    B3
               DirecTV Holdings LLC 144A, 8.375%,
                2013                                  175,000     196,000
    B1
               Houghton Mifflin Company 144A,
                8.25%, 2011                           200,000     212,500
    B2
               Houghton Mifflin Company 144A,
                9.875%, 2013 (+)                       75,000      81,000
    B3
               Mail-Well, Inc. Series B, 8.75%,
                2008                                  375,000     333,750
    B3
                                                               ----------
                                                                1,280,688
                                                               ----------
               MEDICAL SUPPLIES - 1.8%
               Bausch & Lomb, Inc., 6.95%, 2007       500,000     518,618
    Ba1
               HMP Equity Holdings Corporation
                144A, 0.00%, 2008                     100,000      47,435
    NR
                                                               ----------
                                                                  566,053
                                                               ----------
               MINING/STEEL/IRON - 0.1%
               Better Minerals & Aggregates
                Company, 13.00%, 2009                  55,000      37,400
   Caa2
                                                               ----------
               OIL & GAS - 8.6%
               Chesapeake Energy Corporation,
                8.125%, 2011                          250,000     270,000
    Ba3
               Ferrellgas Partners L.P., 8.75%,
                2012                                  125,000     135,000
    B2
               Magnum Hunter Resources, Inc.,
                9.60%, 2012                           250,000     270,000
    B2
               Newfield Exploration Company,
                8.375%, 2012                          250,000     273,877
    Ba3
               Northwest Pipeline Corporation
                144A, 8.125%, 2010                    100,000     109,000
    B3
               Plains Exploration & Production
                Company, 8.75%, 2012                  250,000     267,500
    B2
               Sonat, Inc., 7.625%, 2011              500,000     435,000
   Caa1
               Westport Resources Corporation,
                8.25%, 2011                           100,000     109,000
    Ba3

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               OIL & GAS - CONTINUED
               Williams Companies, Inc. (The),
                7.125%, 2011 (+)                    $ 250,000  $  236,250
   Caa1
               Williams Companies, Inc. (The)
                144A, 8.125%, 2012                    200,000     197,000
   Caa1
               XTO Energy, Inc., 7.50%, 2012          250,000     275,000
    Ba2
               XTO Energy, Inc. 144A, 6.25%,
                2013 (+)                              150,000     156,375
    Ba2
                                                               ----------
                                                                2,734,002
                                                               ----------
               PHARMACEUTICALS - 0.3%
               Invitrogen Corporation 144A, 2.25%,
                2006                                  100,000      90,000
    BB-
                                                               ----------
               PREPACKAGED SOFTWARE - 0.3%
               Computer Associates International,
                Inc. 144A, 1.625%, 2009 (+)            75,000      85,500
   Baa2
                                                               ----------
               RETAILERS - 2.5%
               Ahold Finance USA, Inc., 6.25%,
                2009 (+)                              325,000     266,500
    B1
               Delhaize America, Inc., 8.125%,
                2011                                  250,000     265,000
    Ba1
               Saks, Inc., 7.50%, 2010                250,000     261,250
    B1
                                                               ----------
                                                                  792,750
                                                               ----------
               TECHNOLOGY - 1.6%
               Cooperative Computing, Inc., 9.00%,
                2008                                  550,000     506,000
    B3
                                                               ----------
               TELECOMMUNICATIONS - 5.1%
               Alamosa Delaware APCS, 12.50%, 2011    300,000     198,000
   Caa3
               Alamosa Delaware, Inc., 13.625%,
                2011                                  250,000     170,000
   Caa3
               CommScope, Inc., 4.00%, 2006            50,000      43,625
    Ba3
               FairPoint Communications, Inc.
                144A, 11.875%, 2010 (+)               350,000     388,500
    B3
               Insight Midwest/Insight Capital
                144A, 9.75%, 2009                     375,000     402,188
    B2
               Nextel Communications, Inc.,
                9.375%, 2009 (+)                      150,000     162,000
    B3
               Nextel Partners, Inc., 11.00%, 2010    250,000     262,500
   Caa1
                                                               ----------
                                                                1,626,813
                                                               ----------
               TELEPHONE UTILITIES - 1.5%
               Qwest Capital Funding, Inc., 7.00%,
                2009                                  400,000     331,000
   Caa2
               Qwest Corporation 144A, 8.875%,
                2012                                  125,000     136,875
    Ba3
                                                               ----------
                                                                  467,875
                                                               ----------
               UTILITIES - 5.2%
               AES Corporation (The), 8.75%, 2008     750,000     723,750
    B3
               AES Corporation (The), 8.875%, 2027    750,000     562,500
   Caa1
               Calpine Corporation, 7.75%, 2009       250,000     178,750
    B1
               Calpine Corporation, 7.875%, 2008      250,000     178,750
    B1
                                                               ----------
                                                                1,643,750
                                                               ----------

               TOTAL BONDS (identified cost, $28,172,693)      30,096,261

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2003
--------------------------------------------------------------------------------
                                        ISSUER      SHARES      VALUE
               PREFERRED STOCKS - 0.9%
               Allied Waste Industries, Inc.              950  $   48,972
               Chesapeake Energy Corporation
                144A (+)                                1,400      75,950
               Lucent Technologies Capital Trust I
                144A (*)                                  200     143,950
                                                               ----------

               TOTAL PREFERRED STOCKS (identified cost,
                 $317,500)                                        268,872

                                                    PRINCIPAL
                                                    AMOUNT
               SECURITY LENDING COLLATERAL - 15.4%
               Bank of Montreal, 1.34%, due
                05/01/03                            $ 529,966     529,966
               BNP Paribas, 1.25%, due 05/07/03     1,033,001   1,033,001
               Merrill Lynch & Co., 1.48%, due
                11/26/03                            1,033,001   1,033,001
               Merrimac Money Market Fund           1,043,331   1,043,331
               Royal Bank of Scotland, 1.24%, due
                05/07/03                            1,239,601   1,239,601
                                                               ----------

               TOTAL SECURITY LENDING COLLATERAL (identified
                 cost, $4,878,900)                              4,878,900
               REPURCHASE AGREEMENTS - 2.0%
               Investors Bank and Trust Repurchase
                Agreement, 1.00%, dated 04/30/03,
                $638,147 due on 05/01/03 (secured
                by Federal Government Agency,
                5.625%, due on 12/20/23, with
                value of $670,035), at cost           638,129     638,129
                                                               ----------

               TOTAL INVESTMENTS (identified cost,
                $34,007,222)                                   35,882,162

               Other assets, less liabilities - (13.3%)        (4,212,727)
                                                               ----------

               NET ASSETS - 100.0%                             $31,669,435
                                                               ==========

           144A Security exempt from registration under rule 144A of the Securities Act of 1933. Securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2003, the aggregate market value of these securities was $4,516,462 or 14.3% of net assets.
           (*)  Non-income producing security
           (+)  Denotes all or a portion of security on loan
           (++) Defaulted security

       See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------

                                                        Enhanced
                               Core                      Index
                              Growth        Value     Core Equity
                               Fund         Fund          Fund
                           ------------  -----------  ------------
ASSETS:
Investments:
  Investments at cost      $106,022,303  $57,879,880  $ 26,943,864
  Net unrealized
    appreciation
    (depreciation)           (6,652,260)   3,473,261    (1,826,017)
  Repurchase agreements,
    at value (a)              4,890,154    2,486,164       153,773
                           ------------  -----------  ------------
    Total investments at
      value (b)             104,260,197   63,839,305    25,271,620
Cash                                 --           --            --
Foreign cash, at value
  (c)                                --           --            --
Receivable for
  investments sold              108,257      232,830            --
Receivable for fund
  shares sold                    92,029       41,766        14,224
Dividends receivable             87,002      113,498        30,018
Interest receivable                 857           --            82
Receivable from the
  investment manager                 --           --            --
Receivable for open
  forward foreign
  currency contracts                 --           --            --
                           ------------  -----------  ------------
                            104,548,342   64,227,399    25,315,944
                           ------------  -----------  ------------
LIABILITIES:
Payable for investments
  purchased                     380,568           --            --
Payable for fund shares
  redeemed                       26,316       78,300            13
Collateral for securities
  on loan                     1,934,400      644,700     1,617,802
Payable for when-issued
  securities                         --           --            --
Accrued management fees          44,755       25,096         1,341
Accrued expenses                 34,027       31,891        29,501
                           ------------  -----------  ------------
                              2,420,066      779,987     1,648,657
                           ------------  -----------  ------------
NET ASSETS                 $102,128,276  $63,447,412  $ 23,667,287
                           ============  ===========  ============
NET ASSETS CONSIST OF:
  Paid-in capital          $171,640,971  $68,269,436  $ 39,597,655
  Unrealized appreciation
    (depreciation) of
    investments and
    translation of assets
    and liabilities in
    foreign currencies       (6,652,260)   3,473,261    (1,826,017)
  Accumulated
    undistributed net
    realized loss on
    investments and
    foreign currency
    transactions            (62,958,902)  (8,530,268)  (14,184,828)
  Accumulated
    undistributed net
    investment income
    (loss)                       98,467      234,983        80,477
                           ------------  -----------  ------------
    Total                  $102,128,276  $63,447,412  $ 23,667,287
                           ------------  -----------  ------------
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       14,568,916    5,152,043     2,931,647
                           ============  ===========  ============
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $       7.01  $     12.32  $       8.07
                           ============  ===========  ============
------------------------------------------------------------------
(a) Cost of repurchase
  agreements:              $  4,890,154  $ 2,486,164  $    153,773
(b) Including securities
  on loan with market
  values of:                  1,876,190      609,702     1,552,540
(c) Cost of cash
  denominated in foreign
  currencies:                        --           --            --

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                    International   Emerging Markets
                            Enhanced     Enhanced        Small                      Fund (formerly   Fund (formerly
                              Index        Index     Capitalization  Small Company  Stewart Ivory    Stewart Ivory
                             Growth        Value         Value       Opportunities  International   Emerging Markets  Fixed Income
                              Fund         Fund           Fund           Fund           Fund)            Fund)            Fund
                           -----------  -----------  --------------  -------------  --------------  ----------------  ------------
ASSETS:
Investments:
  Investments at cost      $20,677,573  $26,381,808   $68,108,790    $334,756,744    $ 15,571,517     $27,792,349     $21,585,245
  Net unrealized
    appreciation
    (depreciation)          (2,289,724)    (787,162)      655,513      (6,854,327)       (924,630)       (198,769)        908,901
  Repurchase agreements,
    at value (a)                22,700      186,753     2,855,224      24,542,398       1,226,753       1,001,673       2,358,096
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
    Total investments at
      value (b)             18,410,549   25,781,399    71,619,527     352,444,815      15,873,640      28,595,253      24,852,242
Cash                                --           --            --              --              --           6,967              --
Foreign cash, at value
  (c)                               --           --            --              --         330,949         152,302              --
Receivable for
  investments sold                  --           --        31,709       8,756,046         171,736         471,767          42,143
Receivable for fund
  shares sold                    1,990        2,445        17,802         549,041             441              --              --
Dividends receivable             8,468       48,700        15,346         131,475         116,569         133,172              --
Interest receivable                102          137         2,098           1,159           1,058             567         191,108
Receivable from the
  investment manager             2,139           --            --              --           1,535              --             876
Receivable for open
  forward foreign
  currency contracts                --           --            --              --             309              --              --
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
                            18,423,248   25,832,681    71,686,482     361,882,536      16,496,237      29,360,028      25,086,369
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
LIABILITIES:
Payable for investments
  purchased                         --           --       173,934       3,237,866         320,146         669,535          94,894
Payable for fund shares
  redeemed                          --           14         9,276         911,058         115,460              --              --
Collateral for securities
  on loan                    1,213,934    1,917,722    11,374,005      19,122,667       1,111,460       1,920,566       1,494,200
Payable for when-issued
  securities                        --           --            --              --              --              --       1,959,804
Accrued management fees             --        2,164        26,463         264,782              --          16,369              --
Accrued expenses                35,494       36,139        39,256          48,026          35,646          38,707          32,509
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
                             1,249,428    1,956,039    11,622,934      23,584,399       1,582,712       2,645,177       3,581,407
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
NET ASSETS                 $17,173,820  $23,876,642   $60,063,548    $338,298,137    $ 14,913,525     $26,714,851     $21,504,962
                           ===========  ===========   ===========    ============    ============     ===========     ===========
NET ASSETS CONSIST OF:
  Paid-in capital          $26,289,956  $27,544,307   $63,845,310    $361,055,941    $ 26,362,441     $29,934,673     $21,199,013
  Unrealized appreciation
    (depreciation) of
    investments and
    translation of assets
    and liabilities in
    foreign currencies      (2,289,724)    (787,162)      655,513      (6,854,327)       (920,564)       (195,296)        908,901
  Accumulated
    undistributed net
    realized loss on
    investments and
    foreign currency
    transactions            (6,834,446)  (3,014,872)   (4,511,231)    (15,356,201)    (10,578,241)     (3,011,647)       (618,960)
  Accumulated
    undistributed net
    investment income
    (loss)                       8,034      134,369        73,956        (547,276)         49,889         (12,879)         16,008
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
    Total                  $17,173,820  $23,876,642   $60,063,548    $338,298,137    $ 14,913,525     $26,714,851     $21,504,962
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       2,700,997    2,778,696     6,150,639      27,096,762       3,313,885       3,053,116       2,000,287
                           ===========  ===========   ===========    ============    ============     ===========     ===========
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $      6.36  $      8.59   $      9.77    $      12.48    $       4.50     $      8.75     $     10.75
                           ===========  ===========   ===========    ============    ============     ===========     ===========
----------------------------------------------------------------------------------------------------------------------------------
(a) Cost of repurchase
  agreements:              $    22,700  $   186,753   $ 2,855,224    $ 24,542,398    $  1,226,753     $ 1,001,673     $ 2,358,096
(b) Including securities
  on loan with market
  values of:                 1,171,331    1,833,549    10,903,695      18,449,591       1,042,737       1,843,736       1,460,998
(c) Cost of cash
  denominated in foreign
  currencies:                       --           --            --              --         327,879         150,183              --

                           High Yield
                              Fund
                           -----------
ASSETS:
Investments:
  Investments at cost      $33,369,093
  Net unrealized
    appreciation
    (depreciation)           1,874,940
  Repurchase agreements,
    at value (a)               638,129
                           -----------
    Total investments at
      value (b)             35,882,162
Cash                                --
Foreign cash, at value
  (c)                               --
Receivable for
  investments sold             238,106
Receivable for fund
  shares sold                       --
Dividends receivable                --
Interest receivable            765,611
Receivable from the
  investment manager                --
Receivable for open
  forward foreign
  currency contracts                --
                           -----------
                            36,885,879
                           -----------
LIABILITIES:
Payable for investments
  purchased                    302,435
Payable for fund shares
  redeemed                          --
Collateral for securities
  on loan                    4,878,900
Payable for when-issued
  securities                        --
Accrued management fees          6,540
Accrued expenses                28,569
                           -----------
                             5,216,444
                           -----------
NET ASSETS                 $31,669,435
                           ===========
NET ASSETS CONSIST OF:
  Paid-in capital          $32,742,499
  Unrealized appreciation
    (depreciation) of
    investments and
    translation of assets
    and liabilities in
    foreign currencies       1,874,940
  Accumulated
    undistributed net
    realized loss on
    investments and
    foreign currency
    transactions            (2,936,910)
  Accumulated
    undistributed net
    investment income
    (loss)                     (11,094)
                           -----------
    Total                  $31,669,435
                           -----------
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       3,361,047
                           ===========
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $      9.42
                           ===========
-------------------------
(a) Cost of repurchase
  agreements:              $   638,129
(b) Including securities
  on loan with market
  values of:                 4,750,729
(c) Cost of cash
  denominated in foreign
  currencies:                       --

See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF OPERATIONS (UNAUDITED)
PERIOD ENDED APRIL 30, 2003
--------------------------------------------------------------------------------

                                                      Enhanced     Enhanced
                                                        Index       Index
                           Core Growth               Core Equity    Growth
                              Fund      Value Fund      Fund         Fund
                           -----------  -----------  -----------  ----------
NET INVESTMENT INCOME:
  Interest (a)             $   15,195   $     8,124  $       699  $      725
  Dividends (b)               502,248       642,809      214,577      88,716
                           -----------  -----------  -----------  ----------
                              517,443       650,933      215,276      89,441
                           -----------  -----------  -----------  ----------
EXPENSES:
  Management fees             260,385       159,125       58,238      39,501
  Trustees' fees                2,561         2,561        2,561       2,561
  Custodian fees               24,869        23,980       29,229      29,944
  Administration fees          42,466        25,429       10,644       7,127
  Accounting and audit
    fees                       12,873        12,873       12,874      12,874
  Registration fees             7,028         6,333        6,592       6,936
  Legal fees                    5,876         5,876        5,876       5,876
  Transfer and dividend
    disbursing agent fees       4,087         4,088        4,078       4,073
  Miscellaneous                 4,258         3,092        2,522       2,329
                           -----------  -----------  -----------  ----------
                              364,403       243,357      132,614     111,221
  Reduction of expenses
    by investment manager          --       (11,903)     (51,080)    (55,919)
                           -----------  -----------  -----------  ----------
    Net expenses              364,403       231,454       81,534      55,302
                           -----------  -----------  -----------  ----------
    Net investment income
      (loss)                  153,040       419,479      133,742      34,139
                           -----------  -----------  -----------  ----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss)
  (identified cost
  basis):
  Investment transactions  (7,068,270)   (4,461,354)  (1,923,111)   (744,411)
  Financial futures
    contracts                      --            --        4,167          --
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency               --            --           --          --
                           -----------  -----------  -----------  ----------
    Net realized gain
      (loss) on
      investments and
      foreign currency     (7,068,270)   (4,461,354)  (1,918,944)   (744,411)
                           -----------  -----------  -----------  ----------
Change in unrealized
  appreciation
  (depreciation):
  Investments               9,485,626     4,960,152    2,689,617   1,383,035
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency               --            --           --          --
                           -----------  -----------  -----------  ----------
    Net unrealized
      appreciation on
      investments and
      foreign currency             --            --           --          --
                           -----------  -----------  -----------  ----------
    Net realized and
      unrealized gain
      (loss) on
      investments           2,417,356       498,798      770,673     638,624
                           -----------  -----------  -----------  ----------
    Net increase
      (decrease) in net
      assets from
      operations           $2,570,396   $   918,277  $   904,415  $  672,763
                           ===========  ===========  ===========  ==========
----------------------------------------------------------------------------
(a) Interest income
  includes security
  lending income of:       $    2,076   $     1,852  $       533  $      611
(b) Dividend income is
  net of withholding
  taxes of:                     7,100        11,396           --          19

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                       International   Emerging Markets
                            Enhanced                                   Fund (formerly   Fund (formerly
                              Index         Small       Small Company  Stewart Ivory    Stewart Ivory
                              Value     Capitalization  Opportunities  International   Emerging Markets  Fixed Income  High Yield
                              Fund        Value Fund        Fund           Fund)            Fund)            Fund         Fund
                           -----------  --------------  -------------  --------------  ----------------  ------------  ----------
NET INVESTMENT INCOME:
  Interest (a)             $     1,066   $    20,002     $    72,166    $     3,526       $    4,644      $  579,642   $1,404,070
  Dividends (b)                285,934       377,027       1,173,076        175,759          283,172              --        7,750
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
                               287,000       397,029       1,245,242        179,285          287,816         579,642    1,411,820
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
EXPENSES:
  Management fees               56,245       203,603       1,564,112         53,267          159,937          42,417       70,502
  Trustees' fees                 2,561         2,561           2,561          2,561            2,561           2,561        2,561
  Custodian fees                33,880        26,655          55,690         39,828           62,534          25,867       23,535
  Administration fees           10,156        26,678         139,228          6,452           11,653          10,448       12,293
  Accounting and audit
    fees                        12,874        12,873          12,874         13,563           13,563          13,315       13,563
  Registration fees              7,087         8,395          17,400          5,840            5,705           6,089        6,606
  Legal fees                     5,876         5,876           5,876          5,876            5,876           5,876        5,876
  Transfer and dividend
    disbursing agent fees        4,073         4,073           4,237          4,075            4,077           4,105        4,096
  Miscellaneous                  2,441         3,234           8,122          2,410            2,464           2,466        2,454
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
                               135,193       293,948       1,810,100        133,872          268,370         113,144      141,486
  Reduction of expenses
    by investment manager      (56,449)      (46,714)             --        (62,847)         (44,457)        (54,818)     (35,731)
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
    Net expenses                78,744       247,234       1,810,100         71,025          223,913          58,326      105,755
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
    Net investment income
      (loss)                   208,256       149,795        (564,858)       108,260           63,903         521,316    1,306,065
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss)
  (identified cost
  basis):
  Investment transactions   (1,117,934)   (4,277,055)    (14,709,530)    (1,858,915)        (247,969)        (39,771)     512,819
  Financial futures
    contracts                       --            --              --             --               --              --           --
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                --            --              --         15,318          (10,924)             --           --
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
    Net realized gain
      (loss) on
      investments and
      foreign currency      (1,117,934)   (4,277,055)    (14,709,530)    (1,843,597)        (258,893)        (39,771)     512,819
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
Change in unrealized
  appreciation
  (depreciation):
  Investments                1,930,583     7,245,060      41,864,208      1,293,156        1,503,055         538,422    3,271,048
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                --            --              --            393            2,588              --           --
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
    Net unrealized
      appreciation on
      investments and
      foreign currency              --            --      41,864,208      1,293,549        1,505,643         538,422    3,271,048
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
    Net realized and
      unrealized gain
      (loss) on
      investments              812,649     2,968,005      27,154,678       (550,048)       1,246,750         498,651    3,783,867
                           -----------   -----------     -----------    -----------       ----------      ----------   ----------
    Net increase
      (decrease) in net
      assets from
      operations           $ 1,020,905   $ 3,117,800     $26,589,820    $  (441,788)      $1,310,653      $1,019,967   $5,089,932
                           ===========   ===========     ===========    ===========       ==========      ==========   ==========
---------------------------------------------------------------------------------------------------------------------------------
(a) Interest income
  includes security
  lending income of:       $       869   $    17,242     $    14,673    $     2,306       $    3,686      $      728   $    5,379
(b) Dividend income is
  net of withholding
  taxes of:                         49           882              --         22,768           30,898              --           --

See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   Core Growth Fund                     Value Fund
                           --------------------------------  --------------------------------
                             Six Months                        Six Months
                               Ended             Year            Ended             Year
                           April 30, 2003       Ended        April 30, 2003       Ended
                            (Unaudited)    October 31, 2002   (Unaudited)    October 31, 2002
                           --------------  ----------------  --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income   $    153,040     $    178,532     $   419,479      $    649,376
    Net realized gain
      (loss) on
      investments             (7,068,270)     (28,777,009)     (4,461,354)          855,794
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency         9,485,626        8,010,882       4,960,152        (4,322,585)
                            ------------     ------------     -----------      ------------
                               2,570,396      (20,587,595)        918,277        (2,817,415)
                            ------------     ------------     -----------      ------------
  Distributions to
    shareholders:
    From net investment
      income:                   (207,476)         (93,146)       (693,020)         (738,327)
    From net realized
      gain on
      investments:                    --               --              --                --
                            ------------     ------------     -----------      ------------
                                (207,476)         (93,146)       (693,020)         (738,327)
                            ------------     ------------     -----------      ------------
  Fund share
    transactions:
    Net proceeds from
      sales of shares         20,906,458       44,370,986      17,461,041        27,760,981
    Net asset value of
      shares issued in
      reinvestment of
      distributions              207,476           93,146         692,044           737,082
    Cost of shares
      reacquired             (13,827,574)     (43,526,733)     (7,269,641)      (22,438,440)
                            ------------     ------------     -----------      ------------
                               7,286,360          937,399      10,883,444         6,059,623
                            ------------     ------------     -----------      ------------
      Total increase
        (decrease) in net
        assets                 9,649,280      (19,743,342)     11,108,701         2,503,881
NET ASSETS:
  At beginning of period      92,478,996      112,222,338      52,338,711        49,834,830
                            ------------     ------------     -----------      ------------
  End of period             $102,128,276     $ 92,478,996     $63,447,412      $ 52,338,711
                            ============     ============     ===========      ============
  Net assets at end of
    period includes
    accumulated
    undistributed income    $     98,467     $    152,903     $   234,983      $    508,524
                            ============     ============     ===========      ============

See notes to financial statements.

--------------------------------------------------------------------------------

                                    Enhanced Index                    Enhanced Index                    Enhanced Index
                                   Core Equity Fund                    Growth Fund                        Value Fund
                           --------------------------------  --------------------------------  --------------------------------
                             Six Months                        Six Months                        Six Months
                               Ended             Year            Ended             Year            Ended             Year
                           April 30, 2003       Ended        April 30, 2003       Ended        April 30, 2003       Ended
                            (Unaudited)    October 31, 2002   (Unaudited)    October 31, 2002   (Unaudited)    October 31, 2002
                           --------------  ----------------  --------------  ----------------  --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income   $   133,742      $   252,368      $    34,139      $    36,080      $   208,256      $   360,228
    Net realized gain
      (loss) on
      investments            (1,918,944)      (3,085,324)        (744,411)      (3,757,934)      (1,117,934)      (1,454,346)
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency        2,689,617       (1,464,335)       1,383,035         (144,389)       1,930,583         (828,670)
                            -----------      -----------      -----------      -----------      -----------      -----------
                                904,415       (4,297,291)         672,763       (3,866,243)       1,020,905       (1,922,788)
                            -----------      -----------      -----------      -----------      -----------      -----------
  Distributions to
    shareholders:
    From net investment
      income:                  (249,978)        (213,698)         (42,489)         (19,696)        (364,287)        (339,832)
    From net realized
      gain on
      investments:                   --               --               --               --               --               --
                            -----------      -----------      -----------      -----------      -----------      -----------
                               (249,978)        (213,698)         (42,489)         (19,696)        (364,287)        (339,832)
                            -----------      -----------      -----------      -----------      -----------      -----------
  Fund share
    transactions:
    Net proceeds from
      sales of shares           630,983        1,543,931        1,251,434          147,594        1,038,102        1,353,858
    Net asset value of
      shares issued in
      reinvestment of
      distributions             249,489          213,698           42,489           19,696          364,287          339,832
    Cost of shares
      reacquired             (1,787,149)      (1,563,201)        (166,069)         (51,571)        (243,529)        (320,870)
                            -----------      -----------      -----------      -----------      -----------      -----------
                               (906,677)         194,428        1,127,854          115,719        1,158,860        1,372,820
                            -----------      -----------      -----------      -----------      -----------      -----------
      Total increase
        (decrease) in net
        assets                 (252,240)      (4,316,561)       1,758,128       (3,770,220)       1,815,478         (889,800)
NET ASSETS:
  At beginning of period     23,919,527       28,236,088       15,415,692       19,185,912       22,061,164       22,950,964
                            -----------      -----------      -----------      -----------      -----------      -----------
  End of period             $23,667,287      $23,919,527      $17,173,820      $15,415,692      $23,876,642      $22,061,164
                            ===========      ===========      ===========      ===========      ===========      ===========
  Net assets at end of
    period includes
    accumulated
    undistributed income    $    80,477      $   196,713      $     8,034      $    16,384      $   134,369      $   290,400
                            ===========      ===========      ===========      ===========      ===========      ===========

                                 Small Capitalization
                                      Value Fund
                           --------------------------------
                             Six Months
                               Ended             Year
                           April 30, 2003       Ended
                            (Unaudited)    October 31, 2002
                           --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income   $    149,795     $    336,887
    Net realized gain
      (loss) on
      investments             (4,277,055)        (222,262)
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency         7,245,060       (2,405,241)
                            ------------     ------------
                               3,117,800       (2,290,616)
                            ------------     ------------
  Distributions to
    shareholders:
    From net investment
      income:                   (283,659)        (411,244)
    From net realized
      gain on
      investments:                    --       (1,393,206)
                            ------------     ------------
                                (283,659)      (1,804,450)
                            ------------     ------------
  Fund share
    transactions:
    Net proceeds from
      sales of shares          8,239,721       34,791,756
    Net asset value of
      shares issued in
      reinvestment of
      distributions              283,659        1,804,450
    Cost of shares
      reacquired             (10,615,521)     (32,522,215)
                            ------------     ------------
                              (2,092,141)       4,073,991
                            ------------     ------------
      Total increase
        (decrease) in net
        assets                   742,000          (21,075)
NET ASSETS:
  At beginning of period      59,321,548       59,342,623
                            ------------     ------------
  End of period             $ 60,063,548     $ 59,321,548
                            ============     ============
  Net assets at end of
    period includes
    accumulated
    undistributed income    $     73,956     $    207,820
                            ============     ============

See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                    Small Company
                                    Opportunities
                                         Fund
                           --------------------------------
                             Six Months
                               Ended             Year
                           April 30, 2003       Ended
                            (Unaudited)    October 31, 2002
                           --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
     (loss)                 $   (564,858)   $    (854,289)
    Net realized gain
     (loss) on
     investments             (14,709,530)       9,750,742
    Net unrealized
     appreciation
     (depreciation) on
     investments and
     foreign currency         41,864,208      (56,850,328)
                            ------------    -------------
                              26,589,820      (47,953,875)
                            ------------    -------------
  Distributions to
    shareholders:
    From net investment
     income:                          --         (314,287)
    From net realized
     gain on investments:     (7,743,920)     (18,729,615)
                            ------------    -------------
                              (7,743,920)     (19,043,902)
                            ------------    -------------
  Fund share
    transactions:
    Net proceeds from
     sales of shares          88,873,902      318,573,490
    Net asset value of
     shares issued in
     reinvestment of
     distributions             7,717,890       19,015,371
    Cost of shares
     reacquired              (77,024,567)    (191,663,507)
                            ------------    -------------
                              19,567,225      145,925,354
                            ------------    -------------
      Total increase
       (decrease) in net
       assets                 38,413,125       78,927,577
NET ASSETS:
  At beginning of period     299,885,012      220,957,435
                            ------------    -------------
  End of period             $338,298,137    $ 299,885,012
                            ============    =============
  Net assets at end of
    period includes
    accumulated
    undistributed income
    (loss)                  $   (547,276)   $      17,582
                            ============    =============

See notes to financial statements.

--------------------------------------------------------------------------------

                                    International                    Emerging Markets
                                    Fund (formerly                    Fund (formerly
                                    Stewart Ivory                     Stewart Ivory
                                    International                    Emerging Markets                    Fixed Income
                                        Fund)                             Fund)                              Fund
                           --------------------------------  --------------------------------  --------------------------------
                             Six Months                        Six Months                        Six Months
                               Ended             Year            Ended             Year            Ended             Year
                           April 30, 2003       Ended        April 30, 2003       Ended        April 30, 2003       Ended
                            (Unaudited)    October 31, 2002   (Unaudited)    October 31, 2002   (Unaudited)    October 31, 2002
                           --------------  ----------------  --------------  ----------------  --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
     (loss)                 $   108,260      $     72,812     $    63,903      $   159,764      $   521,316      $ 1,402,601
    Net realized gain
     (loss) on
     investments             (1,843,597)       (5,241,725)       (258,893)        (437,704)         (39,771)          46,213
    Net unrealized
     appreciation
     (depreciation) on
     investments and
     foreign currency         1,293,549         2,848,102       1,505,643        3,413,395          538,422         (743,302)
                            -----------      ------------     -----------      -----------      -----------      -----------
                               (441,788)       (2,320,811)      1,310,653        3,135,455        1,019,967          705,512
                            -----------      ------------     -----------      -----------      -----------      -----------
  Distributions to
    shareholders:
    From net investment
     income:                   (153,935)         (154,635)       (459,598)        (186,014)        (515,453)      (1,415,671)
    From net realized
     gain on investments:            --                --              --               --               --               --
                            -----------      ------------     -----------      -----------      -----------      -----------
                               (153,935)         (154,635)       (459,598)        (186,014)        (515,453)      (1,415,671)
                            -----------      ------------     -----------      -----------      -----------      -----------
  Fund share
    transactions:
    Net proceeds from
     sales of shares          4,139,692         6,198,035          25,000          288,256          303,001        2,035,732
    Net asset value of
     shares issued in
     reinvestment of
     distributions              113,191           119,821         459,215          185,957          453,660        1,207,210
    Cost of shares
     reacquired              (3,052,006)      (25,279,108)        (20,000)        (154,256)      (2,042,408)      (7,583,405)
                            -----------      ------------     -----------      -----------      -----------      -----------
                              1,200,877       (18,961,252)        464,215          319,957       (1,285,747)      (4,340,463)
                            -----------      ------------     -----------      -----------      -----------      -----------
      Total increase
       (decrease) in net
       assets                   605,154       (21,436,698)      1,315,270        3,269,398         (781,233)      (5,050,622)
NET ASSETS:
  At beginning of period     14,308,371        35,745,069      25,399,581       22,130,183       22,286,195       27,336,817
                            -----------      ------------     -----------      -----------      -----------      -----------
  End of period             $14,913,525      $ 14,308,371     $26,714,851      $25,399,581      $21,504,962      $22,286,195
                            ===========      ============     ===========      ===========      ===========      ===========
  Net assets at end of
    period includes
    accumulated
    undistributed income
    (loss)                  $    49,889      $     95,564     $   (12,879)     $   382,816      $    16,008      $    10,145
                            ===========      ============     ===========      ===========      ===========      ===========

                                      High Yield
                                         Fund
                           --------------------------------
                             Six Months
                               Ended             Year
                           April 30, 2003       Ended
                            (Unaudited)    October 31, 2002
                           --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
     (loss)                 $ 1,306,065      $ 2,178,418
    Net realized gain
     (loss) on
     investments                512,819       (2,125,161)
    Net unrealized
     appreciation
     (depreciation) on
     investments and
     foreign currency         3,271,048           67,507
                            -----------      -----------
                              5,089,932          120,764
                            -----------      -----------
  Distributions to
    shareholders:
    From net investment
     income:                 (1,364,665)      (2,159,070)
    From net realized
     gain on investments:            --               --
                            -----------      -----------
                             (1,364,665)      (2,159,070)
                            -----------      -----------
  Fund share
    transactions:
    Net proceeds from
     sales of shares            913,000        1,171,776
    Net asset value of
     shares issued in
     reinvestment of
     distributions            1,327,394        2,130,594
    Cost of shares
     reacquired                      --         (197,516)
                            -----------      -----------
                              2,240,394        3,104,854
                            -----------      -----------
      Total increase
       (decrease) in net
       assets                 5,965,661        1,066,548
NET ASSETS:
  At beginning of period     25,703,774       24,637,226
                            -----------      -----------
  End of period             $31,669,435      $25,703,774
                            ===========      ===========
  Net assets at end of
    period includes
    accumulated
    undistributed income
    (loss)                  $   (11,094)     $    47,506
                            ===========      ===========

See notes to financial statements.

DLB CORE GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            Six Months
                              Ended                               Ten Months
                            April 30,   Years Ended October 31,      Ended     Period Ended
                              2003      ------------------------  October 31,  December 31,
                           (Unaudited)   2002    2001     2000       1999        1998 ***
                           -----------  ------  -------  -------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of period      $6.85      $8.33   $14.65   $12.93     $12.82       $10.00
                             -----      -----   ------   ------     ------       ------

  Income from investment
    operations:
    Net investment income
      (loss)                   .02        .02       -- (a) (.01)       .02         .05
    Net realized and
      unrealized gain
      (loss) on
      investments              .16      (1.49)   (4.85)    2.36        .09         3.09
                             -----      -----   ------   ------     ------       ------

                               .18      (1.47)   (4.85)    2.35        .11         3.14
                             -----      -----   ------   ------     ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                  (.02)      (.01)      -- (a) (.02)        -- (a)     (.05)
    From net realized
      gain on investments       --         --    (1.47)    (.61)        -- (a)     (.27)
                             -----      -----   ------   ------     ------       ------

                              (.02)      (.01)   (1.47)    (.63)        --         (.32)
                             -----      -----   ------   ------     ------       ------

  Net asset value - end
    of period                $7.01      $6.85   $ 8.33   $14.65     $12.93       $12.82
                             =====      =====   ======   ======     ======       ======

  Total return               2.56%  ** (17.71%) (35.74%) 18.57%     0.85% **   31.33%  **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets     0.77%  *  0.74%    0.73%    0.69%      0.68% *     0.80%  *
    Ratio of net
      investment income
      (loss) to average
      net assets             0.32%  *  0.16%    0.05%   (0.09%)     0.19% *     0.48%  *
    Portfolio turnover         36%  **   43%      51%      96%        66% **      34%  **
    Net assets at end of
      period (000
      omitted)             $102,128     $92,479 $112,222 $156,920 $115,991      $33,054

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income    $  --      $  --   $   --   $   --     $   --       $ 0.03

    Ratios (to average
      net assets):
      Expenses                  --         --       --       --         --        0.95%  *
      Net investment
        income                  --         --       --       --         --        0.32%  *

*    Annualized.
**   Not annualized.
***  For the period from January 20, 1998 (commencement of operations) to
     December 31, 1998.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            Six Months
                              Ended                                Ten Months
                            April 30,    Years Ended October 31,      Ended     Years Ended December 31,
                              2003      -------------------------  October 31,  ------------------------
                           (Unaudited)   2002     2001     2000       1999         1998         1997
                           -----------  -------  -------  -------  -----------  -----------  -----------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of period      $12.25     $12.96   $13.72   $14.91     $14.48       $14.91       $12.53
                             ------     ------   ------   ------     ------       ------       ------

  Income from investment
    operations:
    Net investment income       .08        .15      .21      .39        .29          .27          .15
    Net realized and
      unrealized gain
      (loss) on
      investments               .14       (.67)    (.69)    (.21)       .14          .50         3.15
                             ------     ------   ------   ------     ------       ------       ------

                                .22       (.52)    (.48)     .18        .43          .77         3.30
                             ------     ------   ------   ------     ------       ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                   (.15)      (.19)    (.28)    (.33)        -- (a)    (.27)        (.15)
    From net realized
      gain on investments        --         --       --    (1.04)        -- (a)    (.93)        (.77)
                             ------     ------   ------   ------     ------       ------       ------

                               (.15)      (.19)    (.28)   (1.37)        --        (1.20)        (.92)
                             ------     ------   ------   ------     ------       ------       ------

  Net asset value - end
    of period                $12.32     $12.25   $12.96   $13.72     $14.91       $14.48       $14.91
                             ======     ======   ======   ======     ======       ======       ======

  Total return                1.67% ** (4.08%)  (3.69%)   1.93%      2.98% **    5.25%       26.35%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets      0.80% *   0.80%    0.80%    0.79%      0.74% *     0.60%        0.71%
    Ratio of net
      investment income
      to average net
      assets                  1.45% *   1.14%    1.49%    1.73%      2.22% *     1.85%        1.40%
    Portfolio turnover          36% **    24%      26%      41%        28% **      21%          25%
    Net assets at end of
      period
      (000 omitted)         $63,447     $52,339  $49,835  $56,431   $74,383      $71,911      $56,449

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income    $ 0.07     $ 0.15   $ 0.20   $   --     $   --       $ 0.25       $ 0.13

    Ratios (to average
      net assets):
      Expenses                0.84% *   0.83%    0.86%       --         --        0.75%        0.92%
      Net investment
        income                1.41% *   1.11%    1.43%       --         --        1.69%        1.19%

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.

 See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            Six Months
                              Ended                               Ten Months
                            April 30,   Years Ended October 31,      Ended     Years Ended December 31,
                              2003      ------------------------  October 31,  ------------------------
                           (Unaudited)   2002    2001     2000       1999         1998         1997
                           -----------  ------  -------  -------  -----------  -----------  -----------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of period      $7.82      $9.29   $17.36   $17.25     $15.89       $14.55       $11.66
                             -----      -----   ------   ------     ------       ------       ------

  Income from investment
    operations:
    Net investment income
      (loss)                   .04        .08      .05     (.06)      (.03)         .01          .03
    Net realized and
      unrealized gain
      (loss) on
      investments              .29      (1.48)   (5.22)    2.25       1.39         3.72         3.73
                             -----      -----   ------   ------     ------       ------       ------

                               .33      (1.40)   (5.17)    2.19       1.36         3.73         3.76
                             -----      -----   ------   ------     ------       ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                  (.08)      (.07)      --       --         -- (a)    (.01)        (.03)
    From net realized
      gain on investments       --         --    (2.90)   (2.08)        -- (a)   (2.38)        (.84)
                             -----      -----   ------   ------     ------       ------       ------

                              (.08)      (.07)   (2.90)   (2.08)        --        (2.39)        (.87)
                             -----      -----   ------   ------     ------       ------       ------

  Net asset value - end
    of period                $8.07      $7.82   $ 9.29   $17.36     $17.25       $15.89       $14.55
                             =====      =====   ======   ======     ======       ======       ======

  Total return               4.29%  ** (15.22%) (33.06%) 12.84%     8.60% **   25.71%       32.23%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net
      assets (b)             0.70%  *  0.70%    0.73%    0.90%      0.90% *     0.90%        0.90%
    Ratio of net
      investment income
      (loss) to average
      net assets             1.15%  *  0.91%    0.45%   (0.35%)    (0.20%) *     0.08%        0.23%
    Portfolio turnover         35%  **  101%     220%     144%        97% **      81%          46%
    Net assets at end of
      period
      (000 omitted)        $23,667      $23,920 $28,236  $48,662   $41,683      $35,308      $25,069

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets commencing December 18,
2000 and 0.90% of average daily net assets from commencement of operations through December 17, 2000.
Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income
      (loss)                 $0.03      $0.05   $ 0.01   $(0.09)    $(0.06)      $(0.02)      $(0.06)

    Ratios (to average
      net assets):
      Expenses               1.14%  *  1.08%    1.06%    1.05%      1.09% *     1.14%        1.55%
      Net investment
        income (loss)        0.71%  *  0.53%    0.12%   (0.50%)    (0.39%) *    (0.17%)      (0.43%)

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.
(b)  Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and
     0.90% from November 1, 2000 through December 17, 2000.

 See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Six Months
                                        Ended        Year
                                      April 30,      Ended     Period Ended
                                        2003      October 31,  October 31,
                                     (Unaudited)     2002        2001 ***
                                     -----------  -----------  ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    period                             $6.12        $ 7.66       $10.00
                                       -----        ------       ------

  Income from investment
    operations:
    Net investment income                .02           .02           --  (a)
    Net realized and unrealized
      gain (loss) on investments         .24         (1.55)       (2.34)
                                       -----        ------       ------

                                         .26         (1.53)       (2.34)
                                       -----        ------       ------

  Less distributions to
    shareholders:
    From net investment income          (.02)         (.01)          --
                                       -----        ------       ------

                                        (.02)         (.01)          --
                                       -----        ------       ------

  Net asset value - end of period      $6.36        $ 6.12       $ 7.66
                                       =====        ======       ======

  Total return                         4.22%  **  (20.03%)     (23.40%)  **

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                       0.70%  *     0.70%        0.70%  *
    Ratio of net investment income
      (loss) to average net assets     0.43%  *     0.20%       (0.02%)  *
    Portfolio turnover                   21%  **      65%          68%  **
    Net assets at end of period
      (000 omitted)                  $17,174       $15,416      $19,186

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement the investment loss per share and ratios would have been:

    Net investment loss                $  --  (a)   $(0.03)      $(0.04)

    Ratios (to average net assets):
      Expenses                         1.41%  *     1.29%        1.24%  *
      Net investment loss             (0.28%)  *    (0.39%)      (0.56%)  *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.
(a)  Amount was less than $.01 per share.

 See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Six Months
                                        Ended        Year
                                      April 30,      Ended     Period Ended
                                        2003      October 31,  October 31,
                                     (Unaudited)     2002        2001 ***
                                     -----------  -----------  ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    period                             $8.35        $9.18        $10.00
                                       -----        -----        ------

  Income from investment
    operations:
    Net investment income                .08          .14           .11
    Net realized and unrealized
     gain (loss) on investments          .30         (.83)         (.93)
                                       -----        -----        ------

                                         .38         (.69)         (.82)
                                       -----        -----        ------

  Less distributions to
    shareholders:
    From net investment income          (.14)        (.14)           --
                                       -----        -----        ------

                                        (.14)        (.14)           --
                                       -----        -----        ------

  Net asset value - end of period      $8.59        $8.35        $ 9.18
                                       =====        =====        ======

  Total return                         4.58%  **  (7.79%)       (8.20%)  **

  Ratios and Supplemental Data:
    Ratio of expenses to average
     net assets                        0.70%  *    0.70%         0.70%  *
    Ratio of net investment income
     to average net assets             1.85%  *    1.49%         1.26%  *
    Portfolio turnover                   39%  **    115%           65%  **
    Net assets at end of period
     (000 omitted)                   $23,877      $22,061       $22,951

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income              $0.06        $0.09        $ 0.07

    Ratios (to average net assets):
      Expenses                         1.20%  *    1.19%         1.16%  *
      Net investment income            1.35%  *    1.00%         0.80%  *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

 See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Six Months
                                        Ended        Year
                                      April 30,      Ended     Period Ended
                                        2003      October 31,  October 31,
                                     (Unaudited)     2002        2001 ***
                                     -----------  -----------  ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    period                             $9.31        $9.71        $10.00
                                       -----        -----        ------

  Income from investment
    operations:
    Net investment income                .02          .06           .06
    Net realized and unrealized
     gain (loss) on investments          .48         (.14)         (.34)
                                       -----        -----        ------

                                         .50         (.08)         (.28)
                                       -----        -----        ------

  Less distributions to
    shareholders:
    From net investment income          (.04)        (.07)         (.01)
    From net realized gain on
     investments                          --         (.25)           --
                                       -----        -----        ------

                                        (.04)        (.32)         (.01)
                                       -----        -----        ------

  Net asset value - end of period      $9.77        $9.31        $ 9.71
                                       =====        =====        ======

  Total return                         5.43%  **  (1.08%)       (2.90%)  **

  Ratios and Supplemental Data:
    Ratio of expenses to average
     net assets                        0.85%  *    0.85%         0.85%  *
    Ratio of net investment income
     to average net assets             0.52%  *    0.52%         0.66%  *
    Portfolio turnover                   11%  **     40%           31%  **
    Net assets at end of period
     (000 omitted)                   $60,064      $59,322       $59,343

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.85% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income              $0.01        $0.04        $ 0.05

    Ratios (to average net assets):
      Expenses                         1.01%  *    0.99%         0.99%  *
      Net investment income            0.36%  *    0.38%         0.52%  *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

 See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           Six Months
                              Ended                                Ten Months
                            April 30,    Years Ended October 31,      Ended     Period Ended
                              2003      -------------------------  October 31,  December 31,
                           (Unaudited)   2002     2001     2000       1999        1998 ***
                           -----------  -------  -------  -------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of period      $11.76     $13.95   $12.72   $ 8.89     $ 8.61       $10.00
                             ------     ------   ------   ------     ------       ------

  Income from investment
    operations:
    Net investment income
      (loss)                   (.02)      (.03)     .02      .02       (.01)        (.01)
    Net realized and
      unrealized gain
      (loss) on
      investments              1.04      (1.13)    2.57     3.96        .29        (1.38)
                             ------     ------   ------   ------     ------       ------

                               1.02      (1.16)    2.59     3.98        .28        (1.39)
                             ------     ------   ------   ------     ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                     --       (.02)    (.02)      --         --           --
    From net realized
      gain on investments      (.30)     (1.01)   (1.34)    (.15)        --           --
                             ------     ------   ------   ------     ------       ------

                               (.30)     (1.03)   (1.36)    (.15)        --           --
                             ------     ------   ------   ------     ------       ------

  Net asset value - end
    of period                $12.48     $11.76   $13.95   $12.72     $ 8.89       $ 8.61
                             ======     ======   ======   ======     ======       ======

  Total return                 8.73% **  (9.66%)  23.02%   45.92%      2.92% **   (13.90%) **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets       1.16% *    1.15%    1.19%    1.30%      1.30%     *  1.30% *
    Ratio of net
      investment income
      (loss) to average
      net assets              (0.36%) *  (0.26%)   0.20%    0.30%     (0.18%) *    (0.28%) *
    Portfolio turnover           24% **     51%     115%     114%        68% **       51% **
    Net assets at end of
      period (000
      omitted)             $338,298   $299,885 $220,957  $84,599    $31,819      $19,910

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.30% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income
      (loss)               $   --   $   --   $   --   $ 0.02   $(0.02)  $(0.03)

    Ratios (to average
      net assets):
      Expenses                 --       --       --    1.34%    1.51% *  1.77% *
      Net investment
        income (loss)          --       --       --    0.26%   (0.39%) * (0.76%) *

*    Annualized.
**   Not annualized.
***  For the period from July 20, 1998 (commencement of operations) to December
     31, 1998.

 See notes to financial statements.

DLB INTERNATIONAL FUND (FORMERLY DLB STEWART IVORY INTERNATIONAL FUND)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                Six Months
                                   Ended                                 Period
                                 April 30,   Years Ended October 31,      Ended
                                   2003      ------------------------  October 31,
                                (Unaudited)     2002         2001       2000 ***
                                -----------  -----------  -----------  -----------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning
    of period                     $4.70        $ 5.48       $10.58       $10.00
                                  -----        ------       ------       ------

  Income from investment
    operations:
    Net investment income           .03           .04          .02          .04
    Net realized and
      unrealized gain (loss)
      on investments               (.18)         (.78)       (2.88)         .54
                                  -----        ------       ------       ------

                                   (.15)         (.74)       (2.86)         .58
                                  -----        ------       ------       ------

  Less distributions to
    shareholders:
    From net investment income     (.05)         (.04)        (.02)          --
    From net realized gain on
      investments                    --            --        (2.22)          --
                                  -----        ------       ------       ------

                                   (.05)         (.04)       (2.24)          --
                                  -----        ------       ------       ------

  Net asset value - end of
    period                        $4.50        $ 4.70       $ 5.48       $10.58
                                  =====        ======       ======       ======

  Total return                   (3.22%)  **  (13.59%)     (33.64%)       5.80% **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets          1.00%  *     1.00%        1.00%        1.00% *
    Ratio of net investment
      income to average net
      assets                      1.52%  *     0.36%        0.32%        0.29% *
    Portfolio turnover              34%  **      76%          76%          48% **
    Net assets at end of
      period (000 omitted)      $14,914       $14,308      $35,745      $51,697

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.00% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income
      (loss)                      $0.01        $(0.03)      $   -- (a)  $ 0.02

    Ratios (to average net
      assets):
      Expenses                     1.88%  *      1.59%        1.29%       1.11% *
      Net investment income
        (loss)                     0.64%  *     (0.23%)       0.03%       0.17% *

*    Annualized.
**   Not annualized.
***  For the period from November 2, 1999 (commencement of operations) to
     October 31, 2000.
(a)  Amount was less than $.01 per share.

 See notes to financial statements.

DLB EMERGING MARKETS FUND (FORMERLY DLB STEWART IVORY EMERGING MARKETS FUND) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                Six Months
                                   Ended
                                 April 30,   Years Ended October 31,
                                   2003      -----------------------
                                (Unaudited)   2002    2001    2000
                                -----------  ------  ------  -------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning
    of period                     $8.47      $7.47   $9.97   $10.00
                                  -----      -----   -----   ------

  Income from investment
    operations:
    Net investment income           .02        .05     .07      .01
    Net realized and
      unrealized gain (loss)
      on investments                .41       1.01   (1.21)    (.04)
                                  -----      -----   -----   ------

                                    .43       1.06   (1.14)    (.03)
                                  -----      -----   -----   ------

  Less distributions to
    shareholders:
    From net investment income     (.15)      (.06)     -- (a)   --
    From net realized gain on
      investments                    --         --   (1.36)      --
                                  -----      -----   -----   ------

                                   (.15)      (.06)  (1.36)      --
                                  -----      -----   -----   ------

  Net asset value - end of
    period                        $8.75      $8.47   $7.47   $ 9.97
                                  =====      =====   =====   ======

  Total return                    5.15%  ** 14.20%  (12.49%) (0.30%)

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets          1.75%  *  1.75%   1.75%    1.75%
    Ratio of net investment
      income to average net
      assets                      0.50%  *  0.60%   0.81%    0.09%
    Portfolio turnover              20%  **   56%     50%      88%
    Net assets at end of
      period (000 omitted)      $26,715      $25,400 $22,130 $25,850

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's average daily net assets do not exceed 1.75% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income
      (loss)                      $0.01      $0.03   $0.04   $ (0.01)

    Ratios (to average net
      assets):
      Expenses                     2.10%  *   2.03%   2.09%     1.97%
      Net investment income
        (loss)                     0.15%  *   0.32%   0.47%    (0.13%)

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.

 See notes to financial statements.

DLB FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            Six Months
                              Ended                                  Ten Months
                            April 30,     Years Ended October 31,       Ended     Years Ended December 31,
                              2003      ---------------------------  October 31,  ------------------------
                           (Unaudited)  2002 (b)    2001     2000       1999         1998         1997
                           -----------  ---------  -------  -------  -----------  -----------  -----------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of period      $10.50      $10.78    $10.10   $10.12     $10.72       $10.61       $10.11
                             ------      ------    ------   ------     ------       ------       ------

  Income from investment
    operations:
    Net investment income       .26         .57       .62      .62        .48          .63          .42
    Net realized and
      unrealized gain
      (loss) on
      investments               .25        (.28)      .69     (.03)      (.60)         .20          .49
                             ------      ------    ------   ------     ------       ------       ------

                                .51         .29      1.31      .59       (.12)         .83          .91
                             ------      ------    ------   ------     ------       ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                   (.26)       (.57)     (.63)    (.61)      (.48)        (.63)        (.41)
    From net realized
      gain on investments        --          --        --       -- (a)     --         (.09)          --
                             ------      ------    ------   ------     ------       ------       ------

                               (.26)       (.57)     (.63)    (.61)      (.48)        (.72)        (.41)
                             ------      ------    ------   ------     ------       ------       ------

  Net asset value - end
    of period                $10.75      $10.50    $10.78   $10.10     $10.12       $10.72       $10.61
                             ======      ======    ======   ======     ======       ======       ======

  Total return                 4.90% **    2.89%    13.33%    6.14%     (1.08%) **    8.04%        9.03%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets       0.55% *     0.55%     0.55%    0.55%      0.55% *      0.55%        0.55%
    Ratio of net
      investment income
      to average net
      assets                   4.92% *     5.35%     6.06%    6.14%      5.63% *      5.71%        5.74%
    Portfolio turnover           29% **      75%       50%      88%        58% **       50%          44%
    Net assets at end of
      period (000
      omitted)              $21,505     $22,286   $27,337  $31,880    $36,540      $33,858      $32,155

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.55% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income    $ 0.23      $ 0.52    $ 0.57   $ 0.58     $ 0.46       $ 0.60       $ 0.38

    Ratios (to average
      net assets):
      Expenses                 1.07% *     0.98%     0.97%    0.91%      0.79% *      0.80%        1.06%
      Net investment
        income                 4.40% *     4.92%     5.64%    5.78%      5.40% *      5.45%        5.22%

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.
(b)  The Fund adopted provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 increased net investment income by less than $0.01 per share, decreased net realized and unrealized gains and losses by less than $0.01 per share and increased the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

 See notes to financial statements.

DLB HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                Six Months
                                   Ended                                 Period
                                 April 30,   Years Ended October 31,      Ended
                                   2003      ------------------------  October 31,
                                (Unaudited)   2002 (b)       2001       2000 ***
                                -----------  -----------  -----------  -----------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning
    of period                     $8.27        $8.94        $9.88        $10.00
                                  -----        -----        -----        ------

  Income from investment
    operations:
    Net investment income           .40          .74          .79           .09
    Net realized and
      unrealized gain (loss)
      on investments               1.17         (.67)        (.94)         (.12)
                                  -----        -----        -----        ------

                                   1.57          .07         (.15)         (.03)
                                  -----        -----        -----        ------

  Less distributions to
    shareholders:
    From net investment income     (.42)        (.74)        (.79)         (.09)
    From net realized gain on
      investments                    --           --           --  (a)       --
                                  -----        -----        -----        ------

                                   (.42)        (.74)        (.79)         (.09)
                                  -----        -----        -----        ------

  Net asset value - end of
    period                        $9.42        $8.27        $8.94        $ 9.88
                                  =====        =====        =====        ======

  Total return                    19.71%  **    0.48%       (1.58%)       (0.30%) **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets           0.75%  *     0.75%        0.75%         0.75% *
    Ratio of net investment
      income to average net
      assets                       9.26%  *     8.43%        8.35%         6.01% *
    Portfolio turnover               39%  **      73%          77%            5% **
    Net assets at end of
      period (000 omitted)      $31,669      $25,704      $24,637       $24,917

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.75% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income         $0.04        $0.72        $0.76        $ 0.07

    Ratios (to average net
      assets):
      Expenses                     1.00%  *     1.04%        1.07%         2.12% *
      Net investment income        9.01%  *     8.14%        8.03%         4.64% *

*    Annualized.
**   Not annualized.
***  For the period from September 5, 2000 (commencement of operations) to
     October 31, 2000.
(a)  Amount was less than $.01 per share.
(b)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 decreased net investment income by less than $0.01 per share, increased net realized and unrealized gains and losses by less than $0.01 per share, and decreased the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

 See notes to financial statements.

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1.   BUSINESS AND ORGANIZATION

The DLB Fund Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust offers two non-diversified and nine diversified portfolios (each, a "Fund" and collectively, the "Funds") each of which operates as a distinct investment vehicle of the Trust. The Funds included in the Trust are the DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB International Fund (formerly DLB Stewart Ivory International Fund), DLB Emerging Markets Fund (formerly DLB Stewart Ivory Emerging Markets Fund), DLB Fixed Income Fund and the DLB High Yield Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION - Equity securities listed on securities exchanges are valued at last quoted sale prices except NASDAQ traded securities, which are priced at the NASDAQ official closing price. Listed equity securities for which last sale prices are not available are valued at the closing bid price. Unlisted equity securities for which market quotations are unavailable are valued at the most recent quoted bid price. Debt securities, other than short-term obligations, including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees or pursuant to procedures approved by the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, unless conditions dictate otherwise.

REPURCHASE AGREEMENTS - Securities purchased under agreements to resell to the original owner are recorded at cost. The Funds require that the securities collateral in a repurchase transaction be transferred to the custodian under terms that enable the Funds to obtain such securities in the event of a default. The Funds monitor, on a daily basis, the value of the securities to ensure that such value, including accrued interest, is greater than amounts owed to the Funds.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses on income and expense that are attributable to changes in foreign exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The International Fund and the Emerging Markets Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The risks associated with these contracts include the

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------
possible inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. By using forward foreign currency exchange contracts for hedging, the Fund loses the potential to gain from movement in the value of foreign currencies. The Funds generally enter into forward contracts for hedging purposes. The Funds may enter into contracts to deliver or receive foreign currency they will receive from or require for their normal investment activities. They may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value resulting from unfavorable exchange rate movements. Forward foreign currency exchange contracts are adjusted by the daily change in the exchange rates of the underlying currencies, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

OPTIONS - The Funds may purchase and sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. A Fund pays a premium which is included in the Fund's Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchased options which expire are treated as realized losses. Premiums paid for purchased options which were exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

FUTURES AND RELATED OPTIONS - The Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Small Capitalization Value Fund and the High Yield Fund may also engage in transactions involving futures and related options by, among other things, buying and selling financial futures contracts on securities indices and fixed income securities. Depending on the change in value of the index or security between the time the Funds enter into and terminate a futures contract, the Funds realize a gain or loss. The Funds may purchase or sell futures contracts for hedging purposes and to adjust that Fund's exposure to relevant stock or bond markets. The Funds may buy or sell call and put options on futures contracts or on stock indices in addition to, or as an alternative to, purchasing or selling futures contracts. The use of futures and options on futures involve special risks, including, but not limited to: the risk of imperfect correlations between movements in the prices of the underlying securities index or securities that are the subject of a hedge, the manager's ability to forecast market or interest rate movements correctly, a Fund's potential inability to close out its futures or related options positions, the risk that a liquid secondary market may not exist at a particular time or that securities dealers participating in such transactions might fail to meet their obligations to the Fund. Certain regulatory requirements may also limit a Fund's ability to engage in futures and related options transactions. The use of futures or options on futures for purposes other than hedging may be regarded as speculative.

SECURITY LENDING - The Funds may lend their securities to parties that the manager or sub-advisor believe have relatively high credit standing. For each loan, the Fund's securities lending agent is required to initially receive cash collateral at least equal to 102% of the market value of the securities lent and thereafter is required to request on a daily basis, if required, additional cash collateral such that the value of the cash collateral is at least equal to 100% of the market value of the securities lent. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. Each Fund receives compensation in the

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------
form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

At April 30, 2003, the Funds had securities which were collateralized by cash. The cash collateral received was invested in other short-term instruments. The market values of the securities on loan at April 30, 2003 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

DELAYED DELIVERY COMMITMENTS - Each Fund may purchase or sell securities on a when-issued, delayed delivery or on a forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities received. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

TAXES AND DISTRIBUTIONS - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments, after giving effect to any available capital loss carryovers. Accordingly, no provision for federal income or excise tax is necessary.

The Funds file tax returns annually using tax accounting methods required by the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the net investment income and net realized gain reported in these financial statements may differ from the amounts reported on the Funds' tax returns, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Foreign taxes are withheld with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates. To the extent that such taxes are unrecoverable, they are recorded as a reduction of net investment income.

Distributions to shareholders are recorded on the ex-dividend date. The Funds distinguish between distributions for tax purposes and financial reporting purposes. Differences between income for financial reporting purposes and tax-basis earnings and profits may result in the reporting of temporary over-distributions in the financial statements. Such over-distributions are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions, if any, in excess of tax-basis earnings and profits are reported as return of capital.

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

During the year ended October 31, 2002, the following reclassifications were made due to differences in book and tax accounting:

                                                       ACCUMULATED
                                                       NET REALIZED   UNDISTRIBUTED
                                                      GAIN (LOSS) ON  NET INVESTMENT
FUND                                 PAID IN CAPITAL   INVESTMENTS    INCOME (LOSS)
----                                 ---------------  --------------  --------------
Enhanced Index Core Equity Fund         $     (1)        $     348       $   (347)
Enhanced Index Growth Fund                    (2)                2             --
Enhanced Index Value Fund                     --             4,171         (4,171)
Small Capitalization Value Fund               (1)           19,271        (19,270)
Small Company Opportunities Fund              (3)         (853,738)       853,741
International Fund                            --           (36,471)        36,471
Emerging Markets Fund                     (3,318)         (294,806)       298,124
Fixed Income Fund                             --            (9,000)         9,000
High Yield Fund                          (13,055)           (2,816)        15,871

These changes had no effect on the net assets or net asset value per share.

For the year ended October 31, 2002, the International Fund and the Emerging Markets Fund had income from foreign sources of $299,973 and $674,591, respectively. In addition, the International Fund and the Emerging Markets Fund designated foreign tax credits of $32,830 and $54,857, respectively.

At October 31, 2002, the following Funds had available, for federal income tax purposes, unused capital losses:

FUND                                        AMOUNT     EXPIRATION DATE
----                                      -----------  ----------------
Core Growth Fund                          $26,962,727  October 31, 2009
Core Growth Fund                           26,380,390  October 31, 2010
Value Fund                                  3,784,963  October 31, 2008
Value Fund                                    269,542  October 31, 2009
Enhanced Index Core Equity Fund             7,974,013  October 31, 2009
Enhanced Index Core Equity Fund             3,374,183  October 31, 2010
Enhanced Index Growth Fund                  1,946,428  October 31, 2009
Enhanced Index Growth Fund                  3,579,759  October 31, 2010
Enhanced Index Value Fund                     298,260  October 31, 2009
Enhanced Index Value Fund                     847,187  October 31, 2010
Small Capitalization Value Fund               177,248  October 31, 2010
International Fund                          3,379,362  October 31, 2009
International Fund                          5,250,466  October 31, 2010
Emerging Markets Fund                       1,887,524  October 31, 2009
Emerging Markets Fund                         864,155  October 31, 2010
Fixed Income Fund                             564,665  October 31, 2008
High Yield Fund                             1,281,959  October 31, 2009
High Yield Fund                             2,127,977  October 31, 2010

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

Pursuant to Section 852 of the Internal Revenue Code, the following Funds designated capital gain dividends for the year ended October 31, 2002 as follows:

FUND                                                  AMOUNT
----                                                ----------
Small Capitalization Value Fund                     $   11,671
Small Company Opportunities Fund                     6,145,787

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from such estimates.

3.   TRANSACTIONS WITH AFFILIATES

The Funds engage David L. Babson & Company Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. Under the terms of the Funds' investment advisory agreements, the fees for such services are computed daily and paid monthly to Babson based upon effective annual rates applied to each of the Fund's average daily net assets. For the six months ended April 30, 2003, each Fund paid advisory fees as follows:

FUND                                        AMOUNT    EFFECTIVE RATE
----                                        ------    --------------
Core Growth Fund                          $ 260,385       0.55%
Value Fund                                  159,125       0.55%
Enhanced Index Core Equity Fund              58,238       0.50%
Enhanced Index Growth Fund                   39,501       0.50%
Enhanced Index Value Fund                    56,245       0.50%
Small Capitalization Value Fund             203,603       0.70%
Small Company Opportunities Fund          1,564,112       1.00%
International Fund                           53,267       0.75%
Emerging Markets Fund                       159,937       1.25%
Fixed Income Fund                            42,417       0.40%
High Yield Fund                              70,502       0.50%

Babson has agreed to pay a Fund's operating expenses or waive fees to the extent that a Fund's aggregate expenses exceed a specified percentage of average daily net assets. For the six months ended April 30, 2003, the Fund expenses borne by Babson and the corresponding expense limitation percentages were as follows:

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

FUND                                        AMOUNT    PERCENTAGE
----                                        ------    ----------
Core Growth Fund                          $      --     0.80%
Value Fund                                   11,903     0.80%
Enhanced Index Core Equity Fund              51,080     0.70%
Enhanced Index Growth Fund                   55,919     0.70%
Enhanced Index Value Fund                    56,449     0.70%
Small Capitalization Value Fund              46,714     0.85%
Small Company Opportunities Fund                 --     1.30%
International Fund                           62,847     1.00%
Emerging Markets Fund                        44,457     1.75%
Fixed Income Fund                            54,818     0.55%
High Yield Fund                              35,731     0.75%

Effective February 21, 2003, Babson entered into sub-advisory agreements with First State Investments International Limited ("First State") with respect to the management of the International Fund and the Emerging Markets Fund. Prior to February 21, 2003, Babson had entered into sub-advisory agreements with S.I. International Assets (formerly known as Babson-Stewart Ivory International), an affiliate of Babson, with respect to the management of the International Fund and the Emerging Markets Fund. Under both sub-advisory agreements, Babson pays First State and paid S.I. International Assets monthly fees at the effective annual rate of .375% and .875% of the average daily net assets of the International Fund and Emerging Markets Fund, respectively.

The Funds pay no compensation directly to the Trustees who are officers of the investment manager, nor to the officers of the Funds, all of whom receive remuneration for their services to the Funds from Babson.

4.   PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 2003 for each of the Funds were as follows:

                                                   PURCHASES
                                  --------------------------------------------
FUND                              U.S. GOVERNMENT  NON-GOVERNMENT     TOTAL
----                              ---------------  --------------  -----------
Core Growth Fund                    $       --      $39,643,894    $39,643,894
Value Fund                                  --       33,203,806     33,203,806
Enhanced Index Core Equity Fund             --        8,073,954      8,073,954
Enhanced Index Growth Fund                  --        4,326,201      4,326,201
Enhanced Index Value Fund                   --        9,806,856      9,806,856
Small Capitalization Value Fund             --        6,512,002      6,512,002
Small Company Opportunities Fund            --       75,963,096     75,963,096
International Fund                          --        4,827,660      4,827,660
Emerging Markets Fund                       --        5,099,886      5,099,886
Fixed Income Fund                    4,429,830        1,470,640      5,900,470
High Yield Fund                             --       12,501,073     12,501,073

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

                                                      SALES
                                   --------------------------------------------
FUND                               U.S. GOVERNMENT  NON-GOVERNMENT     TOTAL
----                               ---------------  --------------  -----------
Core Growth Fund                     $       --      $31,700,516    $31,700,516
Value Fund                                   --       20,066,170     20,066,170
Enhanced Index Core Equity Fund              --        9,138,095      9,138,095
Enhanced Index Growth Fund                   --        3,349,029      3,349,029
Enhanced Index Value Fund                    --        8,885,970      8,885,970
Small Capitalization Value Fund              --        8,634,533      8,634,533
Small Company Opportunities Fund             --       68,401,014     68,401,014
International Fund                           --        4,504,212      4,504,212
Emerging Markets Fund                        --        5,433,425      5,433,425
Fixed Income Fund                     3,875,926        2,885,365      6,761,291
High Yield Fund                              --       10,681,794     10,681,794

At April 30, 2003, the cost and unrealized appreciation or depreciation in value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows:

                                                 GROSS         GROSS      NET UNREALIZED
                                 AGGREGATE     UNREALIZED    UNREALIZED   APPRECIATION/
FUND                                COST      APPRECIATION  DEPRECIATION   DEPRECIATION
----                            ------------  ------------  ------------  --------------
Core Growth Fund                $110,912,457  $ 4,911,415   $11,563,675    $(6,652,260)
Value Fund                       60,366,044     6,346,135     2,872,874      3,473,261
Enhanced Index Core Equity
  Fund                           27,097,637     1,107,910     2,933,927     (1,826,017)
Enhanced Index Growth Fund       20,700,273       863,527     3,153,251     (2,289,724)
Enhanced Index Value Fund        26,568,561     1,310,578     2,097,740       (787,162)
Small Capitalization Value
  Fund                           70,964,014     7,192,998     6,537,485        655,513
Small Company Opportunities
  Fund                          359,299,142    29,385,270    36,239,597     (6,854,327)
International Fund               16,798,270       522,048     1,446,678       (924,630)
Emerging Markets Fund            28,794,022     3,125,963     3,324,732       (198,769)
Fixed Income Fund                23,943,341     1,165,729       256,828        908,901
High Yield Fund                  34,007,222     2,817,450       942,510      1,874,940

5.   SHARES OF BENEFICIAL INTEREST

The Declaration of Trust of the DLB Fund Group permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
CORE GROWTH FUND                             2003        2002
----------------                          ----------  -----------
Shares sold                               3,070,228    5,393,191
Shares issued in reinvestment of
  distributions                           30,377          10,191
Redemptions                               (2,040,851) (5,368,467)
                                          ----------  ----------
Net increase                              1,059,754       34,915
                                          ==========  ==========

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
VALUE FUND                                   2003        2002
----------                                ----------  -----------
Shares sold                               1,437,055    2,005,190
Shares issued in reinvestment of
  distributions                              57,670       53,373
Redemptions                                (614,586)  (1,631,424)
                                          ---------   ----------
Net increase                                880,139      427,139
                                          =========   ==========

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
ENHANCED INDEX CORE EQUITY FUND              2003        2002
-------------------------------           ----------  -----------
Shares sold                                  81,154     162,770
Shares issued in reinvestment of
  distributions                              32,528      21,306
Redemptions                                (240,629)   (164,572)
                                           --------    --------
Net increase (decrease)                    (126,947)     19,504
                                           ========    ========

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
ENHANCED INDEX GROWTH FUND                   2003        2002
--------------------------                ----------  -----------
Shares sold                                202,885      19,381
Shares issued in reinvestment of
  distributions                              7,129       2,336
Redemptions                                (27,556)     (8,549)
                                           -------      ------
Net increase                               182,458      13,168
                                           =======      ======

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
ENHANCED INDEX VALUE FUND                    2003        2002
-------------------------                 ----------  -----------
Shares sold                                122,338      144,230
Shares issued in reinvestment of
  distributions                             43,943       34,536
Redemptions                                (30,854)     (36,745)
                                           -------      -------
Net increase                               135,427      142,021
                                           =======      =======

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
SMALL CAPITALIZATION VALUE FUND              2003        2002
-------------------------------           ----------  -----------
Shares sold                               880,386      3,198,058
Shares issued in reinvestment of
  distributions                           29,953         174,348
Redemptions                               (1,131,842) (3,112,447)
                                          ----------  ----------
Net increase (decrease)                   (221,503)      259,959
                                          ==========  ==========

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
SMALL COMPANY OPPORTUNITIES FUND             2003        2002
--------------------------------          ----------  -----------
Shares sold                               7,430,789    22,656,236
Shares issued in reinvestment of
  distributions                           634,695       1,324,682
Redemptions                               (6,460,042) (14,328,131)
                                          ----------  -----------
Net increase                              1,605,442     9,652,787
                                          ==========  ===========

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
INTERNATIONAL FUND                           2003        2002
------------------                        ----------  -----------
Shares sold                                 926,593    1,128,264
Shares issued in reinvestment of
  distributions                              24,877       21,435
Redemptions                                (682,058)  (4,630,872)
                                           --------   ----------
Net increase (decrease)                     269,412   (3,481,173)
                                           ========   ==========

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
EMERGING MARKETS FUND                        2003        2002
---------------------                     ----------  -----------
Shares sold                                  3,125       31,950
Shares issued in reinvestment of
  distributions                             53,459       21,196
Redemptions                                 (2,393)     (17,161)
                                            ------      -------
Net increase                                54,191       35,985
                                            ======      =======

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
FIXED INCOME FUND                            2003        2002
-----------------                         ----------  -----------
Shares sold                                  28,772     194,244
Shares issued in reinvestment of
  distributions                              42,688     115,572
Redemptions                                (193,399)   (724,614)
                                           --------    --------
Net decrease                               (121,939)   (414,798)
                                           ========    ========

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
HIGH YIELD FUND                              2003        2002
---------------                           ----------  -----------
Shares sold                                103,634      132,220
Shares issued in reinvestment of
  distributions                            149,686      243,052
Redemptions                                     --      (22,677)
                                           -------      -------
Net increase                               253,320      352,595
                                           =======      =======

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

6.   PRINCIPAL SHAREHOLDERS

The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of April 30, 2003. Investment activities of these shareholders could have a material effect on the Fund.

                                             SHAREHOLDERS
                                         HOLDING IN EXCESS OF
                                            10% OF FUND'S
                                          OUTSTANDING SHARES       TOTAL % OWNED      TOTAL %
                                             ("PRINCIPAL           BY PRINCIPAL     OWNERSHIP BY
FUND                                        SHAREHOLDERS")         SHAREHOLDERS   AFFILIATED PARTY
----                                 ----------------------------  -------------  ----------------
Core Growth Fund                                         1               39.1%            39.1%
Value Fund                                               1               85.1%            85.1%
Enhanced Index Core Equity Fund                          1               95.2%            95.2%
Enhanced Index Growth Fund                               1               92.9%            92.9%
Enhanced Index Value Fund                                1               92.7%            92.7%
Small Capitalization Value Fund                          2               99.9%            76.4%
Small Company Opportunities Fund                         1               80.3%            80.3%
International Fund                                       4               86.1%            31.1%
Emerging Markets Fund                                    1               98.0%            98.0%
Fixed Income Fund                                        2               81.0%            81.0%
High Yield Fund                                          1               93.1%            93.1%

7.   SECURITY LENDING

As of April 30, 2003, the Funds had loaned securities which were collateralized by short term investments. The value of the securities on loan and the value of the related collateral were as follows:

FUND                                 VALUE OF SECURITIES  VALUE OF COLLATERAL
----                                 -------------------  -------------------
Core Growth Fund                         $ 1,876,190          $ 1,934,400
Value Fund                                   609,702              644,700
Enhanced Index Core Equity Fund            1,552,540            1,617,802
Enhanced Index Growth Fund                 1,171,331            1,213,934
Enhanced Index Value Fund                  1,833,549            1,917,722
Small Capitalization Value Fund           10,903,695           11,374,005
Small Company Opportunities Fund          18,449,591           19,122,667
International Fund                         1,042,737            1,111,460
Emerging Markets Fund                      1,843,736            1,920,566
Fixed Income Fund                          1,460,998            1,494,200
High Yield Fund                            4,750,729            4,878,900

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

8.   DELAYED DELIVERY COMMITMENTS

As of April 30, 2003, the Fixed Income Fund had the following delayed delivery commitments outstanding:

TYPE               SECURITY                SETTLEMENT DATE  PAYABLE AMOUNT
----  -----------------------------------  ---------------  --------------
      Federal Home Loan Mortgage
Buy   Corporation TBA, 6.0%, 2033             05/14/03        $  206,808
      Federal Home Loan Mortgage
Buy   Corporation TBA, 6.5%, 2033             05/14/03           417,298
      Federal National Mortgage
Buy   Association TBA, 5.0%, 2033             05/14/03           198,814
      Federal National Mortgage
Buy   Association TBA, 5.5%, 2033             05/14/03           203,178
      Government National Mortgage
Buy   Association TBA, 5.5%, 2033             05/21/03           306,870
      Government National Mortgage
Buy   Association TBA, 6.0%, 2033             05/21/03           416,458
      Government National Mortgage
Buy   Association TBA, 6.5%, 2033             05/21/03           210,378
                                                              ----------
                                                              $1,959,804
                                                              ==========

9.   RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.


SHAREHOLDER MEETING
--------------------------------------------------------------------------------

A Special Meeting of the Shareholders of the DLB International Fund (formerly known as the DLB Stewart Ivory International Fund) and the DLB Emerging Markets Fund (formerly known as the DLB Stewart Ivory Emerging Markets Fund)(each, a "Fund" and together, the "Funds"), each a series of The DLB Fund Group (the "Trust"), was held at the office of the Trust, One Memorial Drive, Cambridge, Massachusetts, on Friday, February 21, 2003 at 9:30 a.m. to approve new investment sub-advisory agreements between David L. Babson & Company Inc., the Funds' investment adviser, and First State Investments International Limited. Pursuant to the Bylaws of the Trust, each Fund's Shareholders voted separately to approve the new sub-advisory agreement that related to that Fund. The following is a report on the votes cast in person or by proxy at the Special
Meeting:

                                          FOR       AGAINST  ABSTAIN
                                     -------------  -------  -------
International Fund:                  2,353,455.788      0        0

Emerging Markets Fund:               3,000,382.797      0        0

ITEM 2.  CODE OF ETHICS.

         Not required for the semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not required for the semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not required for the semi-annual report.

ITEMS 5-6. [Reserved].

         Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         Not Applicable.

ITEM 8.  [Reserved].

         Not Applicable

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer (the President) and principal financial officer (Treasurer) of the registrant, under the supervision, and with the participation of, the registered management investment company's management, have evaluated the effectiveness of the design and operation of the registered management investment company's disclosure controls and procedures within 90 days of the filing date of this Form N-CSR, and have concluded that such disclosure controls and procedures effectively ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

         (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a) ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

               Not Applicable for this filing.


         (b) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2 UNDER THE ACT.

               Attached hereto as EX-99.302CERT for the Section 302 certifications and EX-99.906CERT for the Section 906 certifications.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   The DLB Fund Group
                ------------------------------
By:             /s/ Kevin M. McClintock

                Kevin M. McClintock, President
                ------------------------------
Date:           July 9, 2003

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ Kevin M. McClintock
                ------------------------------
                Kevin M. McClintock, President
                ------------------------------
Date:           July 9, 2003
                ------------------------------
By:             /s/ DeAnne B. Dupont
                ------------------------------
                DeAnne B. Dupont, Treasurer
                ------------------------------
Date:           July 9, 2003
                ------------------------------